UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Balanced Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 65.4%		$1,253,152,952
(Cost $886,834,065)
Consumer discretionary 9.8%		188,157,980
Auto components 0.7%
Delphi Automotive PLC	138,409	12,514,942
Automobiles 0.3%
Ford Motor Company	540,969	6,069,672
Hotels, restaurants and leisure 2.4%
Norwegian Cruise Line Holdings, Ltd. (A)	224,329	12,353,798
Starbucks Corp.	640,181	34,556,970
Household durables 0.6%
Lennar Corp., A Shares	221,675	11,624,637
Internet and direct marketing retail 2.3%
Amazon.com, Inc. (A)	44,797	44,249,581
Media 1.9%
Comcast Corp., Class A	384,756	15,563,380
Lions Gate Entertainment Corp., Class A (A)	240,709	7,076,845
Twenty-First Century Fox, Inc., Class B	461,720	13,246,747
Specialty retail 1.6%
Lowe’s Companies, Inc.	399,243	30,901,408
Consumer staples 6.0%		114,766,652
Beverages 0.7%
PepsiCo, Inc.	116,273	13,558,595
Food and staples retailing 2.2%
CVS Health Corp.	244,886	19,573,738
Wal-Mart Stores, Inc.	279,351	22,345,286
Food products 0.6%
Mondelez International, Inc., Class A	257,065	11,316,001
Household products 0.7%
The Procter & Gamble Company	139,976	12,712,620
Tobacco 1.8%
Altria Group, Inc.	287,715	18,692,844
Philip Morris International, Inc.	141,955	16,567,568
Energy 5.0%		95,426,754
Energy equipment and services 1.0%
Halliburton Company	215,482	9,145,056
Schlumberger, Ltd.	138,432	9,496,435
Oil, gas and consumable fuels 4.0%
ARC Resources, Ltd.	468,686	6,462,172
ConocoPhillips	448,356	20,341,912
Devon Energy Corp.	229,256	7,636,517
Exxon Mobil Corp.	112,422	8,998,257
Kinder Morgan, Inc.	537,721	10,985,640
Range Resources Corp.	263,036	5,552,690
Suncor Energy, Inc.	515,269	16,808,075
Financials 10.8%		206,077,192
Banks 4.7%
Citigroup, Inc.	292,949	20,052,359
JPMorgan Chase & Co.	472,802	43,403,224

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 2

	Shares	Value
Financials (continued)
Banks (continued)
SVB Financial Group (A)	88,943	$15,870,989
U.S. Bancorp	197,942	10,447,379
Capital markets 2.4%
BlackRock, Inc.	29,219	12,462,780
Invesco, Ltd.	176,999	6,154,255
The Charles Schwab Corp.	284,735	12,215,132
The Goldman Sachs Group, Inc.	67,734	15,262,502
Consumer finance 1.4%
Discover Financial Services	424,501	25,869,091
Diversified financial services 1.2%
Berkshire Hathaway, Inc., Class B (A)	133,522	23,362,344
Insurance 0.7%
MetLife, Inc.	245,978	13,528,790
Mortgage real estate investment trusts 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	320,359	7,448,347
Health care 7.3%		140,788,672
Biotechnology 2.0%
Amgen, Inc.	80,504	14,048,753
Biogen, Inc. (A)	40,417	11,704,359
Gilead Sciences, Inc.	181,099	13,779,823
Health care equipment and supplies 1.6%
Danaher Corp.	223,908	18,246,263
Medtronic PLC	147,081	12,350,696
Pharmaceuticals 3.7%
Allergan PLC	26,124	6,591,869
Eli Lilly & Company	108,226	8,945,961
Johnson & Johnson	98,019	13,009,082
Novartis AG, ADR	74,938	6,384,718
Pfizer, Inc.	1,077,417	35,727,148
Industrials 6.7%		128,011,337
Aerospace and defense 1.8%
The Boeing Company	52,953	12,838,984
United Technologies Corp.	189,710	22,493,915
Air freight and logistics 0.4%
United Parcel Service, Inc., Class B	75,069	8,279,360
Building products 1.1%
Johnson Controls International PLC	516,070	20,100,927
Construction and engineering 0.7%
Fluor Corp.	301,048	13,074,515
Industrial conglomerates 1.3%
General Electric Company	494,920	12,674,901
Honeywell International, Inc.	92,058	12,530,935
Machinery 0.8%
Fortive Corp.	77,341	5,007,056
Stanley Black & Decker, Inc.	72,185	10,155,708
Professional services 0.6%
Nielsen Holdings PLC	252,384	10,855,036

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 3

	Shares	Value
Information technology 12.8%		$246,130,069
Communications equipment 1.1%
Cisco Systems, Inc.	660,246	20,764,737
Electronic equipment, instruments and components 1.0%
TE Connectivity, Ltd.	248,706	19,993,475
Internet software and services 4.4%
Alphabet, Inc., Class A (A)	50,747	47,981,289
Alphabet, Inc., Class C (A)	11,725	10,910,113
Facebook, Inc., Class A (A)	145,035	24,547,174
IT services 0.7%
PayPal Holdings, Inc. (A)	215,316	12,606,752
Semiconductors and semiconductor equipment 0.9%
Applied Materials, Inc.	406,202	17,998,811
Software 2.3%
Microsoft Corp.	386,663	28,110,400
Oracle Corp.	186,057	9,289,826
salesforce.com, Inc. (A)	82,107	7,455,316
Technology hardware, storage and peripherals 2.4%
Apple, Inc.	312,460	46,472,176
Materials 1.4%		26,138,537
Chemicals 0.9%
Eastman Chemical Company	194,613	16,184,017
Metals and mining 0.5%
Teck Resources, Ltd., Class B	458,640	9,954,520
Real estate 2.0%		38,626,330
Equity real estate investment trusts 2.0%
American Tower Corp.	88,003	11,997,449
Digital Realty Trust, Inc.	64,779	7,471,610
Park Hotels & Resorts, Inc.	354,492	9,546,470
Weyerhaeuser Company	291,060	9,610,801
Telecommunication services 2.1%		39,555,729
Diversified telecommunication services 2.1%
CenturyLink, Inc. (B)	605,123	14,081,212
Verizon Communications, Inc.	526,333	25,474,517
Utilities 1.5%		29,473,700
Electric utilities 1.5%
PPL Corp.	768,946	29,473,700
Preferred securities 0.2%		$3,417,557
(Cost $3,351,358)
Financials 0.1%		1,400,727
Banks 0.1%
GMAC Capital Trust I, 6.967% (C)	26,792	711,328
Regions Financial Corp., 6.375%	19,025	490,274
Wells Fargo & Company, Series L, 7.500%	150	199,125
Utilities 0.1%		2,016,830
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750% (B)	28,875	1,472,048
DTE Energy Company, 6.500% (B)	9,985	544,782

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 9.6%				$183,919,054
(Cost $183,086,533)
U.S. Government 4.3%				82,205,341
U.S. Treasury
Bond	2.750	11-15-42	19,830,000	19,438,040
Bond	3.000	02-15-47	27,608,000	28,191,440
Note	1.500	06-15-20	7,280,000	7,281,420
Note	2.375	05-15-27	17,929,000	18,062,768
Treasury Inflation Protected Security	0.375	07-15-25	6,052,504	6,045,762
Treasury Inflation Protected Security	0.375	01-15-27	3,226,755	3,185,911
U.S. Government Agency 5.3%				101,713,713
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	998,481	1,009,988
30 Yr Pass Thru	3.000	10-01-46	14,831,744	14,926,190
30 Yr Pass Thru	4.500	03-01-41	2,486,463	2,696,155
30 Yr Pass Thru	5.500	11-01-39	1,475,401	1,661,987
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	650,416	669,987
15 Yr Pass Thru	3.500	02-01-26	112,315	117,424
15 Yr Pass Thru	3.500	03-01-26	402,719	421,039
30 Yr Pass Thru	3.000	09-01-42	2,256,001	2,274,245
30 Yr Pass Thru	3.000	02-01-43	637,196	642,349
30 Yr Pass Thru	3.000	03-01-43	239,680	242,218
30 Yr Pass Thru	3.000	05-01-43	364,128	368,096
30 Yr Pass Thru	3.500	06-01-42	5,357,907	5,561,172
30 Yr Pass Thru	3.500	06-01-43	10,119,462	10,503,367
30 Yr Pass Thru	3.500	12-01-44	12,735,214	13,218,353
30 Yr Pass Thru	3.500	04-01-45	2,593,929	2,683,419
30 Yr Pass Thru	4.000	01-01-41	2,438,241	2,581,693
30 Yr Pass Thru	4.000	09-01-41	1,683,019	1,783,090
30 Yr Pass Thru	4.000	10-01-41	9,620,487	10,186,500
30 Yr Pass Thru	4.000	01-01-47	12,110,988	12,940,854
30 Yr Pass Thru	4.500	11-01-39	3,332,655	3,598,087
30 Yr Pass Thru	4.500	09-01-40	1,746,956	1,886,095
30 Yr Pass Thru	4.500	05-01-41	1,077,266	1,163,066
30 Yr Pass Thru	4.500	07-01-41	3,288,751	3,552,229
30 Yr Pass Thru	4.500	01-01-43	1,335,254	1,440,349
30 Yr Pass Thru	5.000	03-01-41	1,945,882	2,137,948
30 Yr Pass Thru	5.000	04-01-41	2,129,614	2,336,487
30 Yr Pass Thru	5.500	11-01-39	736,185	821,407
30 Yr Pass Thru	6.500	01-01-39	244,842	282,009
30 Yr Pass Thru	7.000	06-01-32	1,049	1,236
30 Yr Pass Thru	7.500	04-01-31	2,831	3,367
30 Yr Pass Thru	8.000	01-01-31	2,504	2,994
Government National Mortgage Association
30 Yr Pass Thru	9.000	04-15-21	287	313
Foreign government obligations 0.2%				$2,965,276
(Cost $2,755,780)
Argentina 0.2%				2,707,775
City of Buenos Aires
Bond (D)	7.500	06-01-27	400,000	426,000
Provincia de Buenos Aires
Bond (D)	7.875	06-15-27	750,000	765,503
Republic of Argentina
Bond	6.875	01-26-27	340,000	349,350
Bond	7.500	04-22-26	725,000	779,013

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 5

	Rate (%)	Maturity date	Par value^	Value
Argentina (continued)
Bond	8.280	12-31-33	357,520	$387,909
Sri Lanka 0.0%				257,501
Republic of Sri Lanka
Bond (D)	6.200	05-11-27	250,000	257,501
Corporate bonds 16.4%				$314,366,884
(Cost $303,620,739)
Consumer discretionary 2.0%				38,362,641
Auto components 0.1%
Lear Corp.	5.250	01-15-25	560,000	599,955
Nemak SAB de CV (D)	5.500	02-28-23	424,000	436,720
ZF North America Capital, Inc. (D)	4.750	04-29-25	540,000	564,975
Automobiles 0.6%
American Honda Finance Corp.	1.700	02-22-19	1,070,000	1,071,996
American Honda Finance Corp.	2.000	02-14-20	1,450,000	1,456,574
BMW US Capital LLC (D)	2.150	04-06-20	900,000	907,295
Daimler Finance North America LLC (D)	2.200	05-05-20	655,000	656,966
Ford Motor Company	4.750	01-15-43	500,000	484,524
Ford Motor Credit Company LLC	2.375	03-12-19	610,000	613,819
Ford Motor Credit Company LLC	2.551	10-05-18	310,000	312,334
Ford Motor Credit Company LLC	5.875	08-02-21	1,730,000	1,932,308
General Motors Company	4.875	10-02-23	1,130,000	1,221,174
General Motors Company	6.250	10-02-43	910,000	1,030,914
General Motors Financial Company, Inc.	4.000	01-15-25	1,175,000	1,186,803
General Motors Financial Company, Inc.	4.300	07-13-25	800,000	822,067
Diversified consumer services 0.1%
Laureate Education, Inc. (D)	8.250	05-01-25	595,000	647,063
Service Corp. International	5.375	05-15-24	558,000	592,178
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (D)	6.000	03-15-22	445,000	466,293
Chester Downs & Marina LLC (D)	9.250	02-01-20	625,000	643,750
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	286,200
GLP Capital LP	5.375	04-15-26	560,000	609,525
Hilton Grand Vacations Borrower LLC (D)	6.125	12-01-24	340,000	371,875
International Game Technology PLC (D)	6.500	02-15-25	570,000	629,138
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	295,000	320,075
Mohegan Gaming & Entertainment (D)	7.875	10-15-24	675,000	712,969
Household durables 0.0%
Newell Brands, Inc.	2.150	10-15-18	396,000	398,363
Internet and direct marketing retail 0.2%
Expedia, Inc.	5.000	02-15-26	1,415,000	1,559,565
QVC, Inc.	4.375	03-15-23	900,000	924,365
QVC, Inc.	5.125	07-02-22	580,000	618,657
QVC, Inc.	5.450	08-15-34	630,000	614,893
Leisure products 0.0%
Vista Outdoor, Inc.	5.875	10-01-23	550,000	563,750
Media 0.7%
Altice Financing SA (D)	6.625	02-15-23	325,000	344,297
Cengage Learning, Inc. (D)	9.500	06-15-24	625,000	543,750
Charter Communications Operating LLC	6.484	10-23-45	1,390,000	1,640,723
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	621,000	643,511
Lions Gate Entertainment Corp. (D)	5.875	11-01-24	318,000	333,900
MDC Partners, Inc. (D)	6.500	05-01-24	585,000	587,925

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 6

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Midcontinent Communications (D)	6.875	08-15-23	545,000	$590,726
Myriad International Holdings BV (D)	4.850	07-06-27	250,000	257,875
Myriad International Holdings BV (D)	5.500	07-21-25	915,000	991,033
Omnicom Group, Inc.	3.600	04-15-26	715,000	725,640
Sinclair Television Group, Inc. (D)	5.625	08-01-24	640,000	665,600
Sirius XM Radio, Inc. (D)	3.875	08-01-22	240,000	244,800
Sirius XM Radio, Inc. (D)	5.000	08-01-27	450,000	459,621
Sirius XM Radio, Inc. (D)	5.250	08-15-22	600,000	617,250
Sirius XM Radio, Inc. (D)	5.375	04-15-25	580,000	609,000
Sirius XM Radio, Inc. (D)	5.375	07-15-26	760,000	796,518
Time Warner Cable LLC	8.250	04-01-19	730,000	803,134
Time Warner, Inc.	3.800	02-15-27	830,000	840,421
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	185,000	189,836
WMG Acquisition Corp. (D)	4.875	11-01-24	360,000	369,900
WMG Acquisition Corp. (D)	6.750	04-15-22	775,000	813,750
Multiline retail 0.0%
Macy’s Retail Holdings, Inc.	3.625	06-01-24	670,000	634,348
Specialty retail 0.1%
L Brands, Inc.	6.625	04-01-21	800,000	874,000
L Brands, Inc.	6.875	11-01-35	550,000	528,000
Consumer staples 0.6%				12,383,609
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	2,170,000	2,441,102
Molson Coors Brewing Company	1.450	07-15-19	620,000	614,533
Molson Coors Brewing Company	3.000	07-15-26	755,000	734,956
Food and staples retailing 0.2%
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	605,000	606,355
CVS Health Corp.	2.875	06-01-26	680,000	662,592
CVS Health Corp.	5.125	07-20-45	950,000	1,091,813
SUPERVALU, Inc.	7.750	11-15-22	410,000	406,925
Whole Foods Market, Inc.	5.200	12-03-25	705,000	811,772
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	500,000	557,938
Kraft Heinz Foods Company (D)	4.875	02-15-25	525,000	565,276
Kraft Heinz Foods Company	5.200	07-15-45	870,000	944,629
Mondelez International Holdings Netherlands BV (D)	1.625	10-28-19	850,000	843,730
Post Holdings, Inc. (D)	5.750	03-01-27	395,000	418,700
Household products 0.0%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	545,000	547,725
Personal products 0.0%
Revlon Consumer Products Corp.	5.750	02-15-21	575,000	477,250
Revlon Consumer Products Corp. (B)	6.250	08-01-24	460,000	349,313
Tobacco 0.0%
Vector Group, Ltd. (D)	6.125	02-01-25	300,000	309,000
Energy 1.8%				34,852,975
Energy equipment and services 0.0%
Antero Midstream Partners LP	5.375	09-15-24	610,000	629,825
Oil, gas and consumable fuels 1.8%
Boardwalk Pipelines LP	4.450	07-15-27	297,000	306,017
Cenovus Energy, Inc.	4.450	09-15-42	745,000	623,751

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Corpus Christi Holdings LLC (D)	5.125	06-30-27	370,000	$385,263
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	365,000	395,569
Cimarex Energy Company	4.375	06-01-24	540,000	571,800
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	487,000	485,567
Columbia Pipeline Group, Inc.	4.500	06-01-25	1,025,000	1,099,809
Continental Resources, Inc.	5.000	09-15-22	1,343,000	1,331,249
DCP Midstream Operating LP	2.700	04-01-19	600,000	596,250
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR +
3.850%) (D)	5.850	05-21-43	585,000	544,050
DCP Midstream Operating LP (D)	9.750	03-15-19	535,000	595,856
Enbridge Energy Partners LP	4.375	10-15-20	890,000	938,718
Enbridge Energy Partners LP (8.050% to 10-1-17, then 3 month LIBOR +
3.797%)	8.050	10-01-77	615,000	613,463
Enbridge, Inc.	4.250	12-01-26	655,000	691,886
Energy Transfer LP	4.200	04-15-27	359,000	360,655
Energy Transfer LP	5.150	03-15-45	665,000	648,147
Energy Transfer LP	9.700	03-15-19	483,000	538,928
EnLink Midstream Partners LP	4.850	07-15-26	700,000	737,128
Enterprise Products Operating LLC (C)	4.877	08-01-66	690,000	692,760
Gulfport Energy Corp. (D)	6.000	10-15-24	170,000	168,198
KCA Deutag UK Finance PLC (D)	9.875	04-01-22	105,000	105,525
Kerr-McGee Corp.	6.950	07-01-24	690,000	816,767
Kinder Morgan Energy Partners LP	7.750	03-15-32	525,000	675,118
Lukoil International Finance BV (D)	3.416	04-24-18	700,000	704,550
Newfield Exploration Company	5.625	07-01-24	305,000	319,869
Newfield Exploration Company	5.750	01-30-22	240,000	253,500
Nostrum Oil & Gas Finance BV (D)	8.000	07-25-22	470,000	472,538
ONEOK Partners LP	5.000	09-15-23	375,000	410,234
Petrobras Global Finance BV	5.625	05-20-43	1,055,000	900,179
Petrobras Global Finance BV	7.375	01-17-27	1,270,000	1,375,410
Petroleos Mexicanos	4.875	01-24-22	710,000	742,589
Petroleos Mexicanos (D)	5.375	03-13-22	260,000	277,030
Regency Energy Partners LP	5.000	10-01-22	150,000	161,017
Regency Energy Partners LP	5.500	04-15-23	1,060,000	1,091,800
Regency Energy Partners LP	5.875	03-01-22	230,000	254,667
Resolute Energy Corp.	8.500	05-01-20	440,000	444,400
Sabine Pass Liquefaction LLC	4.200	03-15-28	611,000	619,673
Sabine Pass Liquefaction LLC	5.000	03-15-27	570,000	610,385
Sabine Pass Liquefaction LLC	5.750	05-15-24	410,000	460,953
Shell International Finance BV	4.375	05-11-45	1,230,000	1,308,312
Sunoco Logistics Partners Operations LP	3.900	07-15-26	960,000	947,779
Sunoco Logistics Partners Operations LP	4.400	04-01-21	775,000	816,844
Tallgrass Energy Partners LP (D)	5.500	09-15-24	210,000	214,988
Tapstone Energy LLC (D)	9.750	06-01-22	235,000	200,925
Teekay Offshore Partners LP	6.000	07-30-19	945,000	919,013
Tesoro Logistics LP	5.250	01-15-25	300,000	321,000
Tesoro Logistics LP	6.125	10-15-21	825,000	854,906
Tesoro Logistics LP	6.375	05-01-24	560,000	611,800
The Williams Companies, Inc.	4.550	06-24-24	1,210,000	1,253,863
The Williams Companies, Inc.	5.750	06-24-44	720,000	748,800
Williams Partners LP	3.750	06-15-27	945,000	945,009
Williams Partners LP	4.875	03-15-24	1,365,000	1,430,080
YPF SA (D)	8.500	07-28-25	565,000	628,563

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 8

	Rate (%)	Maturity date	Par value^	Value
Financials 5.3%				$100,686,365
Banks 2.9%
ABN AMRO Bank NV (D)	2.100	01-18-19	465,000	466,947
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	1,130,000	1,135,266
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year
U.S. ISDAFIX + 5.168%) (D)(E)	6.750	06-15-26	330,000	369,256
Bank of America Corp.	3.950	04-21-25	870,000	891,299
Bank of America Corp.	4.200	08-26-24	365,000	381,859
Bank of America Corp.	4.250	10-22-26	660,000	687,698
Bank of America Corp.	4.450	03-03-26	1,160,000	1,226,987
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	1,440,000	1,629,000
BankUnited, Inc.	4.875	11-17-25	550,000	574,362
Banque Federative du Credit Mutuel SA (D)	2.200	07-20-20	1,100,000	1,102,508
Barclays Bank PLC (D)	10.179	06-12-21	345,000	432,619
Barclays PLC	4.375	01-12-26	670,000	701,483
BPCE SA (D)	4.500	03-15-25	730,000	757,168
BPCE SA (D)	5.700	10-22-23	900,000	1,008,428
Branch Banking & Trust Company	2.100	01-15-20	1,695,000	1,705,312
Citigroup, Inc.	2.350	08-02-21	1,035,000	1,029,885
Citigroup, Inc.	4.600	03-09-26	935,000	991,468
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (E)	5.875	03-27-20	1,505,000	1,582,131
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	1,080,000	1,213,272
Citizens Bank N.A.	2.200	05-26-20	985,000	986,119
Commerzbank AG (D)	8.125	09-19-23	750,000	910,673
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR +
10.868%) (D)(E)	11.000	06-30-19	784,000	907,558
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate +
4.898%) (D)(E)	7.875	01-23-24	855,000	964,457
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate +
6.283%) (D)	8.125	09-19-33	620,000	659,183
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	635,000	655,638
HBOS PLC (D)	6.750	05-21-18	768,000	796,387
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (E)	6.375	09-17-24	255,000	272,213
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (E)	6.875	06-01-21	475,000	520,933
ING Bank NV (D)	5.800	09-25-23	895,000	1,016,353
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	210,000	226,695
JPMorgan Chase & Co.	3.200	06-15-26	985,000	979,044
JPMorgan Chase & Co.	4.625	05-10-21	1,255,000	1,358,918
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (E)	5.300	05-01-20	950,000	994,175
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	1,065,000	1,219,958
Lloyds Banking Group PLC	4.650	03-24-26	1,965,000	2,069,882
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate +
4.760%) (E)	7.500	06-27-24	550,000	611,875
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	765,000	804,206
Manufacturers & Traders Trust Company (C)	1.842	12-01-21	490,000	485,106
PNC Bank N.A.	2.450	07-28-22	1,410,000	1,413,873
Popular, Inc.	7.000	07-01-19	560,000	590,800
Royal Bank of Scotland Group PLC	3.875	09-12-23	545,000	559,009
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap
Rate + 5.720%) (E)	8.000	08-10-25	450,000	492,471
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap
Rate + 7.598%) (E)	8.625	08-15-21	390,000	430,708
Santander Holdings USA, Inc.	2.700	05-24-19	1,325,000	1,338,392
Santander UK Group Holdings PLC (D)	4.750	09-15-25	700,000	732,340
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate +
6.238%) (D)(E)	7.375	09-13-21	700,000	764,750

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX +
5.873%) (D)(E)	8.000	09-29-25	800,000	$930,200
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate +
6.394%) (E)	8.250	11-29-18	525,000	557,099
Standard Chartered PLC (D)	2.100	08-19-19	1,055,000	1,054,083
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	1,115,000	1,124,955
Sumitomo Mitsui Trust Bank, Ltd. (D)	2.050	03-06-19	1,300,000	1,302,782
SunTrust Bank	2.450	08-01-22	1,125,000	1,120,798
Synovus Financial Corp.	7.875	02-15-19	500,000	541,400
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR
+ 3.040%) (E)	4.850	06-01-23	615,000	633,450
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR
+ 3.678%) (E)	6.750	08-01-21	815,000	916,875
US Bank N.A.	2.000	01-24-20	1,000,000	1,005,560
Wells Fargo & Company	4.650	11-04-44	560,000	596,730
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR +
3.990%) (E)	5.875	06-15-25	2,075,000	2,300,656
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR +
3.770%) (E)	7.980	03-15-18	932,000	965,785
Westpac Banking Corp.	2.150	03-06-20	1,670,000	1,678,297
Capital markets 0.8%
Ares Capital Corp.	3.875	01-15-20	435,000	444,569
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate +
4.598%) (D)(E)	7.500	12-11-23	450,000	511,875
FS Investment Corp.	4.000	07-15-19	505,000	511,586
FS Investment Corp.	4.250	01-15-20	640,000	652,908
Jefferies Group LLC	4.850	01-15-27	983,000	1,041,046
Jefferies Group LLC	8.500	07-15-19	495,000	552,652
Macquarie Bank, Ltd. (D)	4.875	06-10-25	960,000	1,014,804
Morgan Stanley	2.450	02-01-19	560,000	564,750
Morgan Stanley	3.875	01-27-26	935,000	966,975
Morgan Stanley	5.500	01-26-20	1,000,000	1,079,852
Morgan Stanley	7.300	05-13-19	1,210,000	1,320,985
S&P Global, Inc.	4.000	06-15-25	1,070,000	1,129,083
S&P Global, Inc.	4.400	02-15-26	650,000	702,475
Stifel Financial Corp.	4.250	07-18-24	660,000	674,381
The Goldman Sachs Group, Inc.	2.000	04-25-19	585,000	586,548
The Goldman Sachs Group, Inc.	2.300	12-13-19	1,705,000	1,714,886
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,580,000	1,612,567
Consumer finance 0.6%
Ally Financial, Inc.	3.250	11-05-18	595,000	602,557
Ally Financial, Inc.	5.125	09-30-24	1,365,000	1,460,550
American Express Company	2.500	08-01-22	1,245,000	1,246,002
Capital One Financial Corp.	2.450	04-24-19	620,000	624,591
Capital One Financial Corp.	3.750	07-28-26	1,195,000	1,173,576
Capital One Financial Corp.	4.200	10-29-25	955,000	976,045
Capital One N.A.	2.350	08-17-18	570,000	573,391
Credit Acceptance Corp.	6.125	02-15-21	590,000	604,750
Credito Real SAB de CV (D)	7.250	07-20-23	450,000	473,625
Discover Bank	2.600	11-13-18	825,000	832,315
Discover Financial Services	3.950	11-06-24	1,315,000	1,347,429
Enova International, Inc.	9.750	06-01-21	765,000	803,250
Diversified financial services 0.2%
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	485,000	480,756

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	241,470	$249,004
Exela Intermediate LLC (D)	10.000	07-15-23	315,000	306,936
Flagstar Bancorp, Inc.	6.125	07-15-21	525,000	561,201
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	220,000	226,875
Leucadia National Corp.	5.500	10-18-23	945,000	1,018,279
NewStar Financial, Inc.	7.250	05-01-20	570,000	584,250
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	984,000	1,055,340
Insurance 0.6%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate +
5.210%)	6.375	09-01-24	785,000	833,278
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (D)(E)	6.379	12-14-36	400,000	452,500
Brighthouse Financial, Inc. (D)	3.700	06-22-27	1,370,000	1,356,953
CNO Financial Group, Inc.	5.250	05-30-25	945,000	1,004,063
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR
+3.576%) (D)	7.800	03-07-87	1,011,000	1,268,805
MetLife, Inc.	6.400	12-15-66	660,000	763,059
MetLife, Inc. (D)	9.250	04-08-68	500,000	743,125
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX
+ 3.650%) (D)	5.100	10-16-44	705,000	756,113
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	560,000	595,700
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	518,000	576,923
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	990,000	1,021,728
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month
LIBOR + 4.603%)	8.125	06-15-68	1,265,000	1,325,088
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	5.750	08-15-23	202,000	220,180
Nationstar Mortgage LLC	6.500	07-01-21	645,000	661,125
Nationstar Mortgage LLC	7.875	10-01-20	595,000	610,232
Nationstar Mortgage LLC	9.625	05-01-19	545,000	562,031
Quicken Loans, Inc. (D)	5.750	05-01-25	865,000	905,006
Radian Group, Inc.	5.250	06-15-20	370,000	390,350
Radian Group, Inc.	7.000	03-15-21	610,000	682,438
Stearns Holdings LLC (D)	9.375	08-15-20	289,000	297,670
Health care 1.0%				18,355,976
Biotechnology 0.3%
AbbVie, Inc.	3.600	05-14-25	885,000	914,117
Amgen, Inc.	1.900	05-10-19	1,505,000	1,510,290
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	1,025,000	1,024,009
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,190,000	1,171,491
Health care equipment and supplies 0.1%
Becton, Dickinson and Company	2.133	06-06-19	975,000	979,233
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	775,000	784,510
Health care providers and services 0.4%
Cardinal Health, Inc.	1.948	06-14-19	865,000	868,601
Community Health Systems, Inc.	5.125	08-01-21	600,000	603,750
Covenant Surgical Partners, Inc. (D)	8.750	08-01-19	275,000	272,250
DaVita, Inc.	5.000	05-01-25	650,000	659,620
HCA, Inc.	5.250	04-15-25	745,000	808,325
HCA, Inc.	5.250	06-15-26	710,000	768,353
HCA, Inc.	7.500	02-15-22	645,000	744,975
LifePoint Health, Inc.	5.375	05-01-24	630,000	656,838
MEDNAX, Inc. (D)	5.250	12-01-23	565,000	581,950

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Select Medical Corp.	6.375	06-01-21	805,000	$829,150
Team Health Holdings, Inc. (D)	6.375	02-01-25	130,000	127,400
Universal Health Services, Inc. (D)	4.750	08-01-22	500,000	513,750
Universal Health Services, Inc. (D)	5.000	06-01-26	733,000	762,320
Life sciences tools and services 0.0%
Quintiles IMS, Inc. (D)	4.875	05-15-23	565,000	586,188
Pharmaceuticals 0.2%
Allergan Funding SCS	3.800	03-15-25	635,000	661,638
Mylan NV	2.500	06-07-19	500,000	504,173
Mylan NV	3.950	06-15-26	1,250,000	1,278,201
Valeant Pharmaceuticals International, Inc. (D)	6.125	04-15-25	875,000	744,844
Industrials 1.6%				31,448,869
Aerospace and defense 0.2%
Engility Corp.	8.875	09-01-24	91,000	98,735
Huntington Ingalls Industries, Inc. (D)	5.000	12-15-21	850,000	878,688
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	550,000	591,250
Lockheed Martin Corp.	2.900	03-01-25	751,000	751,608
Lockheed Martin Corp.	4.700	05-15-46	640,000	719,859
Textron, Inc.	7.250	10-01-19	400,000	443,202
Air freight and logistics 0.0%
XPO Logistics, Inc. (D)	6.500	06-15-22	932,000	968,115
Airlines 0.6%
Air Canada 2013-1 Class C Pass Through Trust (D)	6.625	05-15-18	330,000	340,313
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	282,715	296,850
American Airlines 2011-1 Class B Pass Through Trust (D)	7.000	07-31-19	533,282	546,614
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	628,005	674,245
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	588,911	584,494
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	399,536	415,996
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	640,000	668,000
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	730,000	754,966
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	395,000	395,000
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	734,420	789,501
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	239,170	249,334
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	375,688	411,379
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	330,283	371,981
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	197,941	205,116
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	168,933	176,535
Delta Air Lines, Inc.	3.625	03-15-22	1,075,000	1,107,191
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	150,532	165,904
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,046,286	1,077,674
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	634,644	657,649
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	760,000	772,973
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	232,805	258,996
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	472,852	532,574
Building products 0.1%
Builders FirstSource, Inc. (D)	10.750	08-15-23	380,000	437,950
Masco Corp.	4.375	04-01-26	555,000	591,702
Masco Corp.	4.450	04-01-25	550,000	588,594
Owens Corning	4.200	12-15-22	720,000	764,570
Commercial services and supplies 0.1%
LSC Communications, Inc. (D)	8.750	10-15-23	450,000	472,500

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 12

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (D)	9.250	05-15-23	550,000	$613,938
Tervita Escrow Corp. (D)	7.625	12-01-21	120,000	121,800
Construction and engineering 0.1%
AECOM	5.125	03-15-27	920,000	926,900
Tutor Perini Corp. (D)	6.875	05-01-25	200,000	215,000
Electrical equipment 0.0%
EnerSys (D)	5.000	04-30-23	200,000	205,500
Industrial conglomerates 0.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR +
3.330%) (E)	5.000	01-21-21	1,516,000	1,598,304
Machinery 0.0%
Neovia Logistics Services LLC (D)	8.875	08-01-20	469,000	388,098
Professional services 0.1%
IHS Markit, Ltd. (D)	4.750	02-15-25	240,000	252,600
IHS Markit, Ltd. (D)	5.000	11-01-22	380,000	407,626
Verisk Analytics, Inc.	4.000	06-15-25	1,340,000	1,389,970
Trading companies and distributors 0.3%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR +
4.300%) (D)	6.500	06-15-45	730,000	784,750
AerCap Ireland Capital DAC	4.625	10-30-20	960,000	1,023,844
AerCap Ireland Capital DAC	5.000	10-01-21	855,000	926,413
Ahern Rentals, Inc. (D)	7.375	05-15-23	700,000	619,500
Air Lease Corp.	3.375	01-15-19	355,000	361,915
Aircastle, Ltd.	5.500	02-15-22	415,000	450,275
Aircastle, Ltd.	6.250	12-01-19	390,000	421,688
Aircastle, Ltd.	7.625	04-15-20	250,000	281,563
International Lease Finance Corp.	5.875	04-01-19	510,000	541,621
International Lease Finance Corp. (D)	7.125	09-01-18	235,000	248,106
United Rentals North America, Inc.	5.500	07-15-25	580,000	611,900
United Rentals North America, Inc.	5.750	11-15-24	280,000	297,500
Information technology 1.2%				22,369,856
Communications equipment 0.1%
Nokia OYJ	4.375	06-12-27	330,000	339,900
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,260,000	1,277,544
Electronic equipment, instruments and components 0.3%
Arrow Electronics, Inc.	3.875	01-12-28	665,000	670,684
CDW LLC	5.000	09-01-25	107,000	111,749
Ingram Micro, Inc.	5.450	12-15-24	845,000	871,022
Jabil, Inc.	4.700	09-15-22	1,170,000	1,241,955
Keysight Technologies, Inc.	4.600	04-06-27	580,000	614,861
Tech Data Corp.	4.950	02-15-27	1,355,000	1,433,639
Zebra Technologies Corp.	7.250	10-15-22	525,000	558,797
Internet software and services 0.1%
eBay, Inc.	2.150	06-05-20	605,000	606,983
Match Group, Inc.	6.375	06-01-24	565,000	615,144
VeriSign, Inc. (D)	4.750	07-15-27	340,000	345,100
VeriSign, Inc.	5.250	04-01-25	565,000	601,725
IT services 0.1%
Sixsigma Networks Mexico SA de CV (D)	8.250	11-07-21	500,000	504,000
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.875	02-15-22	360,000	374,400

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	7.500	09-15-23	545,000	$607,888
NXP BV (D)	4.625	06-01-23	1,315,000	1,420,437
Software 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	800,000	806,150
Activision Blizzard, Inc. (D)	6.125	09-15-23	745,000	803,110
Autodesk, Inc.	3.500	06-15-27	950,000	945,444
CA, Inc.	3.600	08-15-22	815,000	836,344
CA, Inc.	4.700	03-15-27	687,000	721,091
Electronic Arts, Inc.	4.800	03-01-26	1,290,000	1,422,066
j2 Cloud Services LLC (D)	6.000	07-15-25	272,000	283,220
Microsoft Corp.	4.450	11-03-45	1,225,000	1,357,824
Open Text Corp. (D)	5.875	06-01-26	575,000	622,438
Technology hardware, storage and peripherals 0.1%
Dell International LLC (D)	6.020	06-15-26	1,790,000	1,998,800
Dell International LLC (D)	7.125	06-15-24	180,000	200,316
NCR Corp.	5.875	12-15-21	170,000	177,225
Materials 0.6%				11,376,828
Chemicals 0.3%
Braskem Finance, Ltd. (D)	7.000	05-07-20	815,000	881,219
NOVA Chemicals Corp. (D)	5.000	05-01-25	820,000	824,100
Platform Specialty Products Corp. (D)	6.500	02-01-22	1,180,000	1,224,250
Rain CII Carbon LLC (D)	8.250	01-15-21	411,000	428,468
The Chemours Company	5.375	05-15-27	150,000	158,063
The Chemours Company	6.625	05-15-23	954,000	1,024,462
The Sherwin-Williams Company	2.250	05-15-20	750,000	754,975
Construction materials 0.0%
Cemex SAB de CV (D)	6.125	05-05-25	580,000	627,125
U.S. Concrete, Inc. (D)	6.375	06-01-24	300,000	320,250
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (D)	4.250	09-15-22	375,000	385,313
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	485,000	518,038
Cascades, Inc. (D)	5.500	07-15-22	496,000	513,360
Metals and mining 0.2%
Anglo American Capital PLC (D)	4.750	04-10-27	200,000	212,750
Arconic, Inc.	5.125	10-01-24	805,000	856,319
Commercial Metals Company	5.375	07-15-27	190,000	198,075
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	350,000	359,275
Novelis Corp. (D)	5.875	09-30-26	155,000	163,138
Vale Overseas, Ltd.	6.250	08-10-26	538,000	597,987
Vedanta Resources PLC (D)	6.375	07-30-22	535,000	555,063
Paper and forest products 0.0%
Boise Cascade Company (D)	5.625	09-01-24	175,000	182,000
Norbord, Inc. (D)	6.250	04-15-23	550,000	592,598
Real estate 0.6%				11,356,630
Equity real estate investment trusts 0.6%
American Tower Corp.	3.400	02-15-19	635,000	649,161
American Tower Corp.	3.550	07-15-27	1,340,000	1,327,961
American Tower Corp.	4.700	03-15-22	550,000	598,622
Crown Castle Towers LLC (D)	4.883	08-15-40	720,000	767,403
Crown Castle Towers LLC (D)	6.113	01-15-40	810,000	871,664

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 14

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Equinix, Inc.	5.375	05-15-27	463,000	$500,619
Iron Mountain, Inc.	5.750	08-15-24	745,000	765,488
Iron Mountain, Inc.	6.000	08-15-23	1,015,000	1,073,363
MPT Operating Partnership LP	6.375	02-15-22	540,000	557,550
Omega Healthcare Investors, Inc.	4.500	01-15-25	580,000	593,071
Omega Healthcare Investors, Inc.	4.950	04-01-24	715,000	748,773
Omega Healthcare Investors, Inc.	5.250	01-15-26	540,000	575,488
Ventas Realty LP	3.500	02-01-25	1,070,000	1,073,754
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	944,513
Welltower, Inc.	3.750	03-15-23	295,000	309,200
Telecommunication services 0.9%				18,050,802
Diversified telecommunication services 0.6%
AT&T, Inc.	3.900	08-14-27	1,060,000	1,062,714
AT&T, Inc.	4.750	05-15-46	575,000	552,965
AT&T, Inc.	5.450	03-01-47	1,715,000	1,815,075
Cincinnati Bell, Inc. (D)	7.000	07-15-24	525,000	531,563
Columbus Cable Barbados, Ltd. (D)	7.375	03-30-21	325,000	346,938
CSC Holdings LLC (D)	5.500	04-15-27	360,000	383,400
GCI, Inc.	6.875	04-15-25	570,000	619,875
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	495,000	505,046
Radiate Holdco LLC (D)	6.625	02-15-25	630,000	630,788
Sprint Spectrum Company LLC (D)	3.360	03-20-23	615,000	623,456
Telecom Italia Capital SA	7.200	07-18-36	765,000	934,256
Verizon Communications, Inc.	4.400	11-01-34	630,000	618,909
Verizon Communications, Inc.	4.672	03-15-55	637,000	588,059
Verizon Communications, Inc.	4.862	08-21-46	2,000,000	1,965,160
Verizon Communications, Inc.	5.012	08-21-54	555,000	539,418
Wind Acquisition Finance SA (D)	7.375	04-23-21	410,000	426,851
Zayo Group LLC (D)	5.750	01-15-27	290,000	307,400
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849	04-15-23	695,000	732,860
Comcel Trust (D)	6.875	02-06-24	285,000	300,248
Digicel Group, Ltd. (D)	8.250	09-30-20	595,000	570,456
Digicel, Ltd. (D)	6.750	03-01-23	640,000	612,000
Millicom International Cellular SA (D)	4.750	05-22-20	665,000	680,794
Millicom International Cellular SA (D)	6.625	10-15-21	450,000	468,095
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	630,000	607,005
SBA Tower Trust (D)	3.598	04-09-43	315,000	315,171
Sprint Capital Corp.	6.875	11-15-28	685,000	746,650
T-Mobile USA, Inc.	6.125	01-15-22	540,000	565,650
Utilities 0.8%				15,122,333
Electric utilities 0.5%
Abengoa Transmision Sur SA (D)	6.875	04-30-43	523,005	572,690
Broadcom Corp. (D)	2.375	01-15-20	1,130,000	1,137,991
Broadcom Corp. (D)	3.875	01-15-27	1,357,000	1,393,174
Electricite de France SA (D)	3.625	10-13-25	550,000	568,571
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate +
3.709%) (D)(E)	5.250	01-29-23	605,000	625,419
Emera US Finance LP	3.550	06-15-26	420,000	425,910
Empresa Electrica Angamos SA (D)	4.875	05-25-29	540,000	550,844
FirstEnergy Corp.	4.850	07-15-47	450,000	460,974

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (D)	5.625	06-21-18	345,000	$355,005
Israel Electric Corp., Ltd. (D)	7.250	01-15-19	500,000	534,262
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	565,000	569,417
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,235,000	1,273,042
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (E)	6.250	02-01-22	450,000	501,750
Southern Power Company	1.950	12-15-19	585,000	582,691
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	680,000	686,800
Independent power and renewable electricity producers 0.2%
Greenko Dutch BV (D)	4.875	07-24-22	740,000	739,334
Greenko Dutch BV (D)	5.250	07-24-24	375,000	374,625
NRG Energy, Inc. (B)	6.250	05-01-24	1,000,000	1,037,500
NRG Energy, Inc.	6.625	01-15-27	670,000	688,425
NRG Yield Operating LLC	5.375	08-15-24	1,410,000	1,473,450
Multi-utilities 0.0%
Dominion Energy, Inc.	2.579	07-01-20	565,000	570,459
Convertible bonds 0.0%				$626,456
(Cost $623,965)
Utilities 0.0%				626,456
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (D)	3.250	06-01-20	630,000	626,456
Capital preferred securities 0.1%				$1,846,655
(Cost $1,730,945)
Financials 0.1%				1,846,655
Banks 0.1%
BAC Capital Trust XIV, Series G (C)(E)	4.000	08-18-17	804,000	715,078
Sovereign Capital Trust VI	7.908	06-13-36	180,000	181,125
Capital markets 0.0%
State Street Corp. (C)	2.246	06-01-77	795,000	735,852
Insurance 0.0%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR +
3.960%) (D)	7.875	12-15-67	160,000	214,600
Term loans (F) 0.0%				$474,993
(Cost $604,212)
Financials 0.0%				222,750
Capital markets 0.0%
LSF9 Atlantis Holdings LLC (G)	TBD	05-01-23	220,000	222,750
Utilities 0.0%				252,243
Electric utilities 0.0%
ExGen Texas Power LLC	6.046	09-16-21	388,897	252,243
Collateralized mortgage obligations 2.8%				$53,893,017
(Cost $53,004,339)
Commercial and residential 2.5%				47,597,302
Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (C)	1.812	08-25-35	95,987	95,517
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (C)	1.656	06-25-45	303,297	295,132
Series 2005-1, Class AHM (C)	3.449	06-25-45	120,580	119,590

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 16

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
AOA Mortgage Trust
Series 2015-1177, Class C (C)(D)	3.010	12-13-29	575,000	$577,559
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (C)(D)	3.759	09-15-26	360,000	360,170
Series 2015-200P, Class F (C)(D)	3.596	04-14-33	490,000	461,461
BBCMS Trust
Series 2015-MSQ, Class D (C)(D)	3.990	09-15-32	600,000	601,405
Series 2015-SLP, Class C (C)(D)	3.159	02-15-28	350,000	346,893
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (C)	3.260	03-25-35	267,665	270,159
Series 2005-5, Class A2 (C)	2.820	08-25-35	186,979	186,106
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (C)	1.932	01-25-35	269,947	264,445
Series 2005-5, Class 1A4 (C)	1.792	07-25-35	208,443	200,686
Series 2005-7, Class 11A1 (C)	1.772	08-25-35	345,080	333,788
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	258,208	258,394
BHMS Mortgage Trust
Series 2014-ATLS, Class DFL (C)(D)	4.076	07-05-33	470,000	473,413
BWAY Mortgage Trust
Series 2013-1515, Class F (C)(D)	3.927	03-10-33	615,000	601,365
Series 2015-1740, Class D (C)(D)	3.787	01-10-35	445,000	443,431
Series 2015-1740, Class XA IO (D)	0.896	01-10-35	7,015,000	276,290
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (C)(D)	4.915	05-15-29	400,000	406,262
Series 2015-JWRZ, Class GL2 (C)(D)	4.914	05-15-29	695,000	703,439
BXP Trust
Series 2017-GM, Class D (C)(D)	3.425	06-13-39	865,000	833,681
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2017-CD3, Class C (C)	4.563	02-10-50	718,000	763,080
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (C)(D)	3.786	04-10-28	400,000	394,710
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class E (C)(D)	3.726	05-15-30	190,000	190,539
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class DFX (D)	4.387	02-10-33	937,757	949,366
CLNS Trust
Series 2017-IKPR, Class C (C)(D)	2.326	06-11-32	370,000	371,507
Cold Storage Trust
Series 2017-ICE3, Class D (C)(D)	3.326	04-15-36	735,000	740,513
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class XA IO	1.348	03-10-46	6,276,938	206,330
Series 2013-CR8, Class XA IO	0.642	06-10-46	9,943,591	211,383
Series 2015-CR27, Class B (C)	4.361	10-10-48	377,000	397,205
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-CR3, Class XA IO	2.059	10-15-45	6,782,461	474,442
Series 2013-300P, Class D (C)(D)	4.394	08-10-30	470,000	491,639
Series 2013-CR11, Class B (C)	5.160	08-10-50	900,000	985,786
Series 2013-CR13, Class C (C)	4.747	12-10-23	375,000	394,443
Series 2013-LC13, Class B (C)(D)	5.009	08-10-46	505,000	550,444
Series 2014-FL4, Class D (C)(D)	2.764	07-13-31	645,000	639,959
Series 2014-TWC, Class D (C)(D)	3.474	02-13-32	605,000	607,453
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (C)(D)	3.139	08-13-27	635,000	636,043
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.678	08-15-45	4,103,197	279,017
Series 2014-CR15, Class XA IO	1.271	02-10-47	8,496,253	354,789
Series 2014-CR16, Class C (C)	4.902	04-10-47	630,000	645,118

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Core Industrial Trust
Series 2015-CALW, Class F (C)(D)	3.850	02-10-34	560,000	$563,301
DBJPM Mortgage Trust
Series 2016-C3, Class C (C)	3.494	09-10-49	266,000	259,046
Series 2017-C6, Class C (C)	4.174	06-10-50	635,000	651,969
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (C)	1.772	06-25-34	123,539	120,790
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (C)(D)	3.382	12-15-34	860,000	872,684
Series 2015-NRF, Class EFX (C)(D)	3.382	12-15-34	295,000	295,663
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (C)	3.957	08-19-34	116,675	112,883
Great Wolf Trust
Series 2015-WOLF, Class D (C)(D)	4.659	05-15-34	634,000	634,788
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.231	05-10-45	6,692,832	465,152
Series 2014-NEW, Class C (D)	3.790	01-10-31	340,000	341,718
Series 2015-590M, Class C (C)(D)	3.805	10-10-35	320,000	323,620
Series 2016-RENT, Class D (C)(D)	4.067	02-10-29	915,000	944,016
Series 2017-485L, Class C (C)(D)	3.982	02-10-37	535,000	556,847
Series 2017-500K, Class F (C)(D)	3.020	07-15-32	215,000	214,998
Series 2017-500K, Class G (C)(D)	3.720	07-15-32	120,000	119,999
Series 2017-GS5, Class C (C)	4.299	03-10-50	435,000	444,279
Series 2017-GS6, Class C (C)	4.322	05-10-50	350,000	361,608
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (C)	1.678	06-20-35	352,614	346,119
HILT Mortgage Trust
Series 2014-ORL, Class D (C)(D)	3.376	07-15-29	460,000	454,279
Hilton USA Trust
Series 2016-HHV, Class D (C)(D)	4.194	11-05-38	510,000	505,448
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (C)(D)	4.726	08-05-34	355,000	353,211
Impac Secured Assets CMN Owner Trust
Series 2004-4, Class M2 (C)	2.026	02-25-35	340,000	328,239
IMT Trust
Series 2017-APTS, Class CFX (C)(D)	3.614	06-15-34	400,000	400,297
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.783	07-25-35	10,074,567	668,353
Series 2005-AR8, Class AX2 IO	1.544	05-25-35	12,592,495	720,155
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (C)	4.665	04-15-47	715,000	742,941
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	6,529,100	401,527
Series 2014-FL5, Class C (C)(D)	3.259	07-15-31	815,000	806,019
Series 2014-PHH, Class C (C)(D)	3.259	08-15-27	710,000	709,991
Series 2015-MAR7, Class C (D)	4.490	06-05-32	570,000	584,530
Series 2015-SGP, Class B (C)(D)	3.976	07-15-36	500,000	504,693
Series 2016-JP3, Class C (C)	3.482	08-15-49	362,000	347,176
MAD Mortgage Trust
Series 2017-330M, Class D (C)(D)	4.108	08-15-34	575,000	580,749
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (C)	2.316	11-25-34	344,822	350,380
MASTR Alternative Loan Trust
Series 2005-2, Class 4A3 (C)	1.616	03-25-35	286,538	274,454
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A (C)	2.665	10-25-35	352,102	352,370
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (C)	4.143	02-15-46	40,000	39,746
Series 2014-C18, Class 300D	5.279	08-15-31	310,000	326,248

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 18

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (C)(D)	4.295	09-09-32	1,315,000	$1,355,682
Series 2015, Class XLF1 C (C)(D)	3.424	08-14-31	570,000	570,853
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (C)	3.765	08-25-34	229,958	228,445
MortgageIT Trust
Series 2005-2, Class 1A2 (C)	1.892	05-25-35	135,408	129,545
MSCG Trust
Series 2016-SNR, Class D (D)	6.550	11-15-34	750,000	748,348
MSDB Trust
Series 2017-712F, Class C (C)(D)	3.749	07-11-39	140,000	141,815
Olympic Tower Mortgage Trust
Series 2017-OT, Class D (C)(D)	3.945	05-10-39	655,000	658,692
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	455,000	466,190
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2 (C)	1.682	04-25-35	370,000	350,907
Series 2005-3, Class APT (C)	1.522	07-25-35	204,719	202,361
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (C)	2.366	03-25-44	170,027	166,008
TMSQ Mortgage Trust
Series 2011-1500, Class D (C)(D)	3.963	10-10-36	530,000	518,872
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (D)	1.383	05-10-63	5,738,241	304,021
VNDO Mortgage Trust
Series 2013-PENN, Class D (C)(D)	3.947	12-13-29	844,000	866,934
VNDO Trust
Series 2016-350P, Class D (C)(D)	3.903	01-10-35	745,000	736,114
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (C)	1.522	12-25-45	285,837	276,367
Series 2005-AR2, Class 2A1B (C)	1.602	01-25-45	192,088	180,343
Series 2005-AR2, Class 2A3 (C)	1.582	01-25-45	175,732	171,266
Series 2005-AR8, Class 2AB2 (C)	1.652	07-25-45	343,136	334,614
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(D)	2.710	03-18-28	1,050,000	1,043,871
Series 2013-BTC, Class E (C)(D)	3.550	04-16-35	600,000	548,190
Series 2015-LC22, Class B (C)	4.541	09-15-58	688,000	740,449
Series 2017-RB1, Class C (C)	4.311	03-15-50	500,000	514,330
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (C)(D)	3.797	11-15-29	120,514	120,816
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	2.071	11-15-45	5,957,806	432,164
Series 2013-C16, Class B (C)	4.980	09-15-46	290,000	316,867
U.S. Government Agency 0.3%				6,295,715
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (C)	3.082	10-25-27	415,000	426,978
Series 2016-DNA3, Class M2 (C)	3.232	12-25-28	200,000	205,344
Series 2016-HQA2, Class M2 (C)	3.482	11-25-28	250,000	258,535
Series K005, Class AX IO	1.354	11-25-19	5,298,269	146,316
Series K017, Class X1 IO	1.358	12-25-21	5,398,240	262,219
Series K021, Class X1 IO	1.606	06-25-22	304,823	18,084
Series K022, Class X1 IO	1.259	07-25-22	11,088,010	566,963
Series K709, Class X1 IO	1.510	03-25-19	2,981,666	58,900
Series K710, Class X1 IO	1.741	05-25-19	7,345,312	176,159
Series K711, Class X1 IO	1.687	07-25-19	7,961,340	196,086
Government National Mortgage Association
Series 2012-114, Class IO	0.816	01-16-53	2,771,329	150,175
Series 2016-142, Class IO	0.998	09-16-58	2,971,552	248,089

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2016-162, Class IO	0.996	09-16-58	5,118,461	$420,137
Series 2016-174, Class IO	0.901	11-16-56	5,019,151	411,712
Series 2016-87, Class IO	1.007	08-16-58	4,092,961	309,485
Series 2017-109, Class IO	0.612	04-16-57	6,250,000	398,337
Series 2017-20, Class IO	0.749	12-16-58	7,247,737	503,119
Series 2017-22, Class IO	1.047	12-16-57	3,308,612	318,772
Series 2017-3, Class IO	0.907	09-16-58	5,950,084	461,243
Series 2017-46, Class IO	0.619	11-16-57	7,120,094	479,189
Series 2017-61, Class IO	0.766	05-16-59	3,281,769	279,873
Asset backed securities 4.2%				$79,287,832
(Cost $78,458,808)
Asset backed securities 4.2%				79,287,832
ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (C)	1.907	05-25-35	287,316	286,950
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (C)	1.682	10-25-35	1,000,000	990,777
Ally Auto Receivables Trust
Series 2015-1, Class A4	1.750	05-15-20	675,000	675,945
Series 2017-3, Class A3	1.740	09-15-21	1,150,000	1,149,322
American Express Credit Account Master Trust
Series 2017-1, Class A	1.930	09-15-22	2,175,000	2,184,339
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (C)	1.702	05-25-35	555,000	550,491
Applebee’s Funding LLC
Series 2014-1, Class A2 (D)	4.277	09-05-44	1,325,000	1,304,637
Arby’s Funding LLC
Series 2015-1A, Class A2 (D)	4.969	10-30-45	1,213,388	1,246,683
Argent Securities, Inc.
Series 2003-W10, Class M1 (C)	2.312	01-25-34	225,264	220,057
Series 2004-W6, Class M1 (C)	2.057	05-25-34	111,386	108,141
BA Credit Card Trust
Series 2017-A1, Class A1	1.950	08-15-22	2,830,000	2,843,326
Bank of the West Auto Trust
Series 2015-1, Class A4 (D)	1.660	09-15-20	750,000	749,678
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	405,000	400,606
Cabela’s Credit Card Master Note Trust
Series 2016-1, Class A1	1.780	06-15-22	2,182,500	2,181,017
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	950,000	950,431
Series 2016-2, Class A4	1.830	12-15-21	500,000	499,594
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	1,620,000	1,610,515
Series 2017-A1, Class A1	2.000	01-17-23	2,410,000	2,422,589
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	335,000	335,273
Series 2016-1, Class A4	1.880	06-15-21	330,000	330,311
Series 2016-2, Class A4	1.680	09-15-21	410,000	408,054
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	1,085,000	1,079,048
Series 2016-A5, Class A5	1.270	07-15-21	3,340,000	3,313,103
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4 (D)	1.870	02-15-22	525,000	522,737
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	2,410,000	2,410,768
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (D)	4.474	03-20-43	994,081	992,999

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 20

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CNH Equipment Trust
Series 2016-B, Class A3	1.630	08-15-21	370,000	$369,525
Coinstar Funding LLC
Series 2017-1A, Class A2 (D)	5.216	04-25-47	897,750	919,091
Countrywide Asset-Backed Certificates Trust
Series 2004-10, Class AF5B (C)	4.933	02-25-35	289,266	289,333
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1 (C)	1.652	07-25-35	175,713	175,804
CSMC Trust
Series 2006-CF2, Class M1 (C)(D)	1.702	05-25-36	230,992	230,604
DB Master Finance LLC
Series 2015-1A, Class A2II (D)	3.980	02-20-45	1,246,313	1,277,919
Discover Card Execution Note Trust
Series 2016-A1, Class A1	1.640	07-15-21	2,365,000	2,365,400
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	1,360,000	1,372,158
Driven Brands Funding LLC
Series 2015-1A, Class A2 (D)	5.216	07-20-45	648,450	646,070
EquiFirst Mortgage Loan Trust
Series 2004-3, Class M3 (C)	2.207	12-25-34	419,953	411,569
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (D)	3.857	04-30-47	314,213	318,844
Ford Credit Auto Owner Trust
Series 2014-1, Class B (D)	2.410	11-15-25	320,000	320,993
Series 2015-B, Class A4	1.580	08-15-20	465,000	465,093
Series 2016-B, Class A4	1.520	08-15-21	380,000	378,078
Series 2016-C, Class A4	1.400	02-15-22	685,000	677,838
Series 2017-B, Class A4	1.870	09-15-22	295,000	294,696
GM Financial Consumer Automobile Receivables Trust
Series 2017-2A, Class A3 (D)	1.860	12-16-21	1,060,000	1,060,734
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1 (D)	1.650	05-15-20	490,000	490,066
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (C)	1.486	10-25-35	157,889	155,198
GSAA Trust
Series 2005-10, Class M3 (C)	1.782	06-25-35	207,941	206,379
Hertz Vehicle Financing LLC
Series 2016-3A, Class A (D)	2.270	07-25-20	540,000	538,769
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	747,747	748,700
Home Equity Asset Trust
Series 2005-1, Class M4 (C)	2.236	05-25-35	253,907	254,931
Series 2005-3, Class M4 (C)	1.856	08-25-35	400,000	394,196
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4	1.620	08-15-22	1,325,000	1,321,339
Series 2016-4, Class A4	1.360	01-18-23	930,000	921,585
Series 2017-1, Class A3	1.720	07-21-21	1,230,000	1,230,213
Series 2017-2, Class A4	1.870	09-15-23	320,000	320,087
Huntington Auto Trust
Series 2016-1, Class A4	1.930	04-15-22	1,395,000	1,397,334
Hyundai Auto Receivables Trust
Series 2017-A, Class A3	1.760	08-16-21	1,185,000	1,186,307
John Deere Owner Trust
Series 2015-A, Class A4	1.650	12-15-21	245,000	245,112
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (C)	1.736	06-25-35	395,361	383,240
Series 2005-WMC1, Class M1 (C)	1.982	09-25-35	365,403	342,349
MVW Owner Trust
Series 2014-1A, Class A (D)	2.250	09-22-31	114,788	114,056
Series 2015-1A, Class A (D)	2.520	12-20-32	226,741	225,754

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 (C)	1.512	09-25-36	498,842	$492,820
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (C)	1.907	03-25-35	810,000	788,659
Series 2005-2, Class M2 (C)	1.907	06-25-35	978,013	973,240
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4	1.540	10-17-22	500,000	496,842
Series 2017-A, Class A3	1.740	08-16-21	740,000	741,221
RAAC Series Trust
Series 2006-SP4, Class M1 (C)	1.556	11-25-36	365,000	350,734
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	617,521	629,423
Saxon Asset Securities Trust
Series 2006-2, Class A3C (C)	1.366	09-25-36	520,576	507,286
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (C)(D)	2.050	06-20-31	191,649	191,379
Sonic Capital LLC
Series 2016-1A, Class A2 (D)	4.472	05-20-46	397,667	397,881
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (C)	1.656	11-25-35	360,000	357,586
Specialty Underwriting & Residential Finance Trust
Series 2006-BC 1, Class A2D (C)	1.532	12-25-36	581,600	579,786
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (C)(D)	1.936	02-25-35	484,586	483,360
Series 2005-2, Class M2 (C)	1.951	03-25-35	723,886	716,354
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (C)	2.727	02-25-35	212,252	203,924
Structured Asset Securities Corp. Trust
Series 2005-AR1, Class M1 (C)	1.662	09-25-35	366,983	365,946
SunTrust Auto Receivables Trust
Series 2015-1A, Class A4 (D)	1.780	01-15-21	690,000	690,540
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A	2.040	03-15-22	550,000	552,530
Taco Bell Funding LLC
Series 2016-1A, Class A2I (D)	3.832	05-25-46	813,850	834,969
TAL Advantage V LLC
Series 2014-1A, Class A (D)	3.510	02-22-39	309,417	309,867
Towd Point Mortgage Trust
Series 2015-2, Class 1M2 (C)(D)	3.492	11-25-60	815,000	849,979
Series 2016-5, Class A1 (C)(D)	2.500	10-25-56	892,751	894,372
Series 2017-1, Class A1 (C)(D)	2.750	10-25-56	487,979	492,415
Series 2017-2, Class A1 (C)(D)	2.750	04-25-57	346,249	349,578
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A4	1.520	08-16-21	425,000	423,347
Series 2016-C, Class A4	1.320	11-15-21	330,000	327,123
Series 2017-A, Class A3	1.730	02-16-21	1,150,000	1,151,871
Series 2017-B, Class A3	1.760	07-15-21	1,510,000	1,510,807
Series 2017-C, Class A4	1.980	12-15-22	790,000	789,873
Verizon Owner Trust
Series 2016-1A, Class A (D)	1.420	01-20-21	740,000	736,550
Series 2016-2A, Class A (D)	1.680	05-20-21	1,140,000	1,137,365
Series 2017-1A, Class A (D)	2.060	09-20-21	1,590,000	1,596,599
Wendys Funding LLC
Series 2015-1A, Class A2I (D)	3.371	06-15-45	2,259,750	2,282,280
Westgate Resorts LLC
Series 2014-1A, Class A (D)	2.150	12-20-26	696,514	694,988
Series 2014-1A, Class B (D)	3.250	12-20-26	299,501	300,470
Series 2015-1A, Class A (D)	2.750	05-20-27	261,409	261,969
Series 2015-2A, Class B (D)	4.000	07-20-28	508,633	512,263

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 22

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-1A, Class A (D)	3.500	12-20-28	398,172	$402,009
Series 2017-1A, Class A (D)	3.050	12-20-30	554,493	556,606
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	1,150,000	1,151,365
Series 2017-B, Class A3	1.950	02-15-23	385,000	384,901
		Yield (%)	Shares	Value
Securities lending collateral 0.8%				$15,718,323
(Cost $15,717,686)
John Hancock Collateral Trust (H)		1.1917(I)	1,570,858	15,718,323
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.6%				$10,739,000
(Cost $10,739,000)
U.S. Government Agency 0.4%				6,433,000
Federal Home Loan Bank Discount Note	0.721	08-01-17	6,433,000	6,433,000
			Par value^	Value
Repurchase agreement 0.2%				4,306,000
Barclays Tri-Party Repurchase Agreement dated 7-31-17 at 1.020% to be repurchased at $4,306,122 on 8-1-17, collateralized by $4,388,000
U.S. Treasury Notes, 1.375% due 8-31-20 (valued at $4,392,330, including
interest)			4,306,000	4,306,000
Total investments (Cost $1,540,527,430)† 100.3%				$1,920,407,999
Other assets and liabilities, net (0.3%)				(5,792,299)
Total net assets 100.0%				$1,914,615,700

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. ^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
ADR	American Depositary Receipt
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $15,377,091.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 7-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†

At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,554,892,728. Net unrealized appreciation aggregated to $365,515,271, of which $396,943,522 related to appreciated investment securities and $31,428,251 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$1,253,152,952	$1,253,152,952	—	—
Preferred securities	3,417,557	3,417,557	—	—
U.S. Government and Agency obligations	183,919,054	—	$183,919,054	—
Foreign government obligations	2,965,276	—	2,965,276	—
Corporate bonds	314,366,884	—	314,366,884	—
Convertible bonds	626,456	—	626,456	—
Capital preferred securities	1,846,655	—	1,846,655	—
Term loans	474,993	—	474,993	—
Collateralized mortgage obligations	53,893,017	—	53,893,017	—
Asset backed securities	79,287,832	—	79,287,832	—
Securities lending collateral	15,718,323	15,718,323	—	—
Short-term investments	10,739,000	—	10,739,000	—
Total investments in securities	$1,920,407,999	$1,272,288,832	$648,119,167	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       24

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q3	07/17
This report is for the information of the shareholders of John Hancock Balanced Fund.		9/17

John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 98.5%		$4,836,994,403
(Cost $3,631,581,723)
Consumer discretionary 19.3%		945,643,093
Household durables 6.9%
Lennar Corp., A Shares	2,064,120	108,242,453
NVR, Inc. (A)	38,564	100,669,008
Tempur Sealy International, Inc. (A)	2,262,423	130,473,934
Internet and direct marketing retail 6.1%
Amazon.com, Inc. (A)	303,385	299,677,635
Leisure products 2.8%
Polaris Industries, Inc.	1,538,577	137,948,814
Media 1.1%
Twenty-First Century Fox, Inc., Class B	1,764,485	50,623,075
Specialty retail 2.1%
CarMax, Inc. (A)	770,465	51,043,306
Group 1 Automotive, Inc.	295,595	17,602,682
Lowe’s Companies, Inc.	460,776	35,664,062
Textiles, apparel and luxury goods 0.3%
NIKE, Inc., Class B	231,975	13,698,124
Consumer staples 6.5%		321,006,695
Beverages 4.5%
Anheuser-Busch InBev NV, ADR	997,524	120,361,246
Diageo PLC, ADR	431,122	56,291,600
PepsiCo, Inc.	393,559	45,892,915
Food products 1.0%
Danone SA	686,720	51,243,162
Household products 1.0%
The Procter & Gamble Company	519,905	47,217,772
Energy 4.4%		213,970,644
Energy equipment and services 1.8%
Schlumberger, Ltd.	1,298,734	89,093,152
Oil, gas and consumable fuels 2.6%
Chevron Corp.	294,368	32,142,042
Exxon Mobil Corp.	635,542	50,868,782
Kinder Morgan, Inc.	2,049,274	41,866,668
Financials 24.6%		1,207,113,207
Banks 12.1%
Bank of America Corp.	8,099,273	195,354,465
Citigroup, Inc.	3,103,748	212,451,551
JPMorgan Chase & Co.	2,030,721	186,420,188
Capital markets 11.4%
Affiliated Managers Group, Inc.	771,141	143,301,129
BlackRock, Inc.	136,996	58,432,904
FactSet Research Systems, Inc.	143,612	24,014,799
Morgan Stanley	2,764,244	129,643,044
The Goldman Sachs Group, Inc.	896,118	201,922,269
Consumer finance 1.1%
American Express Company	652,034	55,572,858

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND 2

	Shares	Value
Health care 14.8%		$727,393,663
Biotechnology 5.4%
Amgen, Inc.	604,628	105,513,632
Gilead Sciences, Inc.	1,085,746	82,614,413
Shire PLC, ADR	457,717	76,685,906
Health care equipment and supplies 2.5%
Danaher Corp.	276,920	22,566,211
Medtronic PLC	1,224,807	102,847,044
Pharmaceuticals 6.9%
Allergan PLC	728,796	183,897,095
Merck & Company, Inc.	1,188,879	75,945,591
Novartis AG, ADR	907,556	77,323,771
Industrials 9.5%		467,378,955
Aerospace and defense 1.9%
United Technologies Corp.	810,265	96,073,121
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	487,172	53,730,200
Industrial conglomerates 1.2%
General Electric Company	2,246,396	57,530,202
Machinery 0.4%
Caterpillar, Inc.	178,721	20,365,258
Professional services 3.1%
IHS Markit, Ltd. (A)	2,100,662	97,995,882
Nielsen Holdings PLC	1,218,033	52,387,599
Road and rail 1.8%
Union Pacific Corp.	867,295	89,296,693
Information technology 18.2%		892,793,556
Communications equipment 1.3%
Cisco Systems, Inc.	1,977,836	62,202,942
Internet software and services 10.1%
Alphabet, Inc., Class A (A)	203,940	192,825,270
Alphabet, Inc., Class C (A)	21,139	19,669,840
eBay, Inc. (A)	2,077,178	74,217,570
Facebook, Inc., Class A (A)	1,247,140	211,078,445
IT services 1.0%
Visa, Inc., Class A	500,566	49,836,351
Technology hardware, storage and peripherals 5.8%
Apple, Inc.	1,902,529	282,963,138
Materials 0.2%		12,417,021
Paper and forest products 0.2%
Louisiana-Pacific Corp. (A)	494,505	12,417,021
Real estate 1.0%		49,277,569
Equity real estate investment trusts 1.0%
American Tower Corp.	361,458	49,277,569

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND 3

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9%				$42,522,000
(Cost $42,522,000)
U.S. Government Agency 0.5%				25,108,000
Federal Home Loan Bank Discount Note	0.500	08-01-17	4,092,000	4,092,000
Federal Home Loan Bank Discount Note	0.700	08-01-17	5,092,000	5,092,000
Federal Home Loan Bank Discount Note	0.750	08-01-17	5,091,000	5,091,000
Federal Home Loan Bank Discount Note	0.800	08-01-17	10,833,000	10,833,000
			Par value^	Value
Repurchase agreement 0.4%				17,414,000
Barclays Tri-Party Repurchase Agreement dated 7-31-17 at 1.020% to be repurchased at $16,803,476 on 8-1-17, collateralized by $17,190,500
U.S. Treasury Notes, 1.375% due 8-31-20 to 4-30-21 (valued at $17,139,548,
including interest)			16,803,000	16,803,000
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340% to be repurchased at $611,006 on 8-1-17, collateralized by $620,000 U.S. Treasury
Notes, 2.125% due 2-29-24 (valued at $627,950, including interest)			611,000	611,000
Total investments (Cost $3,674,103,723)† 99.4%				$4,879,516,403
Other assets and liabilities, net 0.6%				30,290,465
Total net assets 100.0%				$4,909,806,868
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $3,676,026,811. Net unrealized appreciation aggregated to $1,203,489,592 of which $1,222,354,971 related to appreciated investment securities and $18,865,379 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 7-31-17:

United States	87.1%
Ireland	3.7%
United Kingdom	3.2%
Belgium	2.5%
Switzerland	1.6%
France	1.0%
Other countries	0.9%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$945,643,093	$945,643,093	—	—
Consumer staples	321,006,695	269,763,533	$51,243,162	—
Energy	213,970,644	213,970,644	—	—
Financials	1,207,113,207	1,207,113,207	—	—
Health care	727,393,663	727,393,663	—	—
Industrials	467,378,955	467,378,955	—	—
Information technology	892,793,556	892,793,556	—	—
Materials	12,417,021	12,417,021	—	—
Real estate	49,277,569	49,277,569	—	—
Short-term investments	42,522,000	—	42,522,000	—
Total investments in securities	$4,879,516,403	$4,785,751,241	$93,765,162	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q3	07/17
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		9/17

John Hancock

Seaport Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 133.3%		$860,952,285
(Cost $727,676,429)
Consumer discretionary 9.0%		57,935,388
Automobiles 0.5%
Maruti Suzuki India, Ltd.	28,006	3,380,527
Diversified consumer services 0.7%
China New Higher Education Group, Ltd. (A)(B)	2,225,000	782,837
China Yuhua Education Corp., Ltd. (A)	2,918,000	995,627
New Oriental Education & Technology Group, Inc., ADR (C)	33,593	2,676,018
Hotels, restaurants and leisure 1.8%
Hilton Worldwide Holdings, Inc. (C)	54,380	3,400,381
Marriott Vacations Worldwide Corp. (C)	17,471	2,041,486
Melco Resorts & Entertainment, Ltd., ADR (C)	131,490	2,656,098
Planet Fitness, Inc., Class A (C)	152,408	3,453,565
Household durables 1.2%
Cairn Homes PLC (B)	499,616	926,878
Electrolux AB, Series B	88,696	3,033,001
Neinor Homes SLU (A)(B)	42,793	986,133
Panasonic Corp.	69,299	954,475
Sony Corp.	42,729	1,755,492
Internet and direct marketing retail 3.8%
Amazon.com, Inc. (B)(C)	3,000	2,963,340
Expedia, Inc. (C)	19,278	3,016,429
Netflix, Inc. (B)(C)	39,540	7,182,836
Rakuten, Inc.	81,245	992,422
The Priceline Group, Inc. (B)(C)	3,945	8,002,433
Wayfair, Inc., Class A (B)(C)	26,619	2,032,361
Media 0.7%
DISH Network Corp., Class A (B)	8,049	515,377
SES SA	65,193	1,533,611
Viacom, Inc., Class B (C)	77,494	2,706,090
Textiles, apparel and luxury goods 0.3%
Wolverine World Wide, Inc. (C)	69,077	1,947,971
Consumer staples 1.7%		10,778,821
Beverages 0.8%
Monster Beverage Corp. (B)(C)	97,876	5,162,959
Food and staples retailing 0.7%
Smart & Final Stores, Inc. (B)	82,395	708,597
Walgreens Boots Alliance, Inc. (C)	35,075	2,829,500
Zur Rose Group AG (B)	4,169	633,790
Food products 0.2%
Calavo Growers, Inc. (C)	19,500	1,443,975
Energy 2.3%		14,644,254
Energy equipment and services 0.2%
Calfrac Well Services, Ltd. (B)	199,909	541,963
Trican Well Service, Ltd. (B)	265,744	777,995
Oil, gas and consumable fuels 2.1%
Callon Petroleum Company (B)(C)	128,104	1,450,137
Cameco Corp. (C)	111,922	1,147,201
Kinder Morgan, Inc. (C)	122,840	2,509,621

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Plains All American Pipeline LP (C)	25,881	$682,482
Scorpio Tankers, Inc. (C)	193,604	718,271
Targa Resources Corp. (C)	19,635	911,260
Viper Energy Partners LP (C)	347,372	5,905,324
Financials 33.8%		218,241,248
Banks 17.5%
Banc of California, Inc.	79,726	1,638,369
Banco del Bajio SA (A)(B)	427,233	881,224
Banco Santander SA	807,457	5,497,303
Bank Central Asia Tbk PT	1,220,000	1,712,937
Bank Mandiri Persero Tbk PT	2,937,700	3,006,965
Bank of America Corp. (C)	398,812	9,619,345
Bank of the Ozarks (C)	108,199	4,668,787
BankUnited, Inc.	30,321	1,043,649
Berkshire Hills Bancorp, Inc.	34,830	1,293,935
BNP Paribas SA	40,950	3,173,447
Brookline Bancorp, Inc.	86,743	1,288,134
CaixaBank SA	389,609	2,029,334
Citigroup, Inc. (C)	107,615	7,366,247
DBS Group Holdings, Ltd.	171,028	2,728,515
FinecoBank Banca Fineco SpA	366,169	3,209,228
First BanCorp (B)(C)	238,723	1,398,917
First Citizens BancShares, Inc., Class A	4,650	1,711,293
First Republic Bank (C)	15,143	1,519,297
FNB Corp.	104,360	1,429,732
HDFC Bank, Ltd., ADR	17,685	1,711,554
IBERIABANK Corp. (C)	17,340	1,401,939
ICICI Bank, Ltd., ADR (C)	383,571	3,571,046
Independent Bank Group, Inc.	5,623	339,348
IndusInd Bank, Ltd.	122,506	3,130,289
ING Groep NV	80,258	1,499,527
JPMorgan Chase & Co.	19,690	1,807,542
Liberbank SA (B)	47,279	54,458
MB Financial, Inc.	42,870	1,753,383
Metro Bank PLC (B)	134,851	6,445,853
Mitsubishi UFJ Financial Group, Inc., ADR	138,651	883,207
OTP Bank PLC	59,674	2,220,701
Permanent TSB Group Holdings PLC (B)	425,784	1,030,990
Sberbank of Russia PJSC, ADR	309,600	3,636,252
Signature Bank (B)	12,496	1,731,696
Societe Generale SA	23,274	1,364,664
State Bank of India, GDR	83,670	4,040,496
Sterling Bancorp	33,640	777,084
The PNC Financial Services Group, Inc. (C)	69,265	8,921,332
Unicaja Banco SA (A)(B)	1,276,075	1,856,550
UniCredit SpA (B)	182,889	3,594,489
Van Lanschot Kempen NV	47,845	1,418,979
Wells Fargo & Company (C)	51,180	2,760,649
Western Alliance Bancorp (B)	36,195	1,823,504
Capital markets 6.7%
Anima Holding SpA (A)	488,624	3,965,440
Banca Generali SpA	76,002	2,696,070

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 3

	Shares	Value
Financials (continued)
Capital markets (continued)
BlackRock, Inc.	4,700	$2,004,691
Deutsche Bank AG	52,337	933,692
Deutsche Bank AG (Frankfurt Stock Exchange)	392,043	6,981,366
Fairfax India Holdings Corp. (A)(B)	242,433	4,109,239
Federal Street Acquisition Corp. (B)	145,300	1,474,795
Financial Engines, Inc. (C)	85,890	3,302,471
GAM Holding AG (B)	145,183	2,288,956
Intercontinental Exchange, Inc. (C)	27,297	1,820,983
Julius Baer Group, Ltd. (B)	18,115	1,025,436
Lazard, Ltd., Class A (C)	10,009	467,520
Sanne Group PLC	273,344	2,491,901
TD Ameritrade Holding Corp. (C)	68,863	3,149,105
UBS Group AG (B)	271,813	4,726,954
Uranium Participation Corp. (B)	29,700	91,000
WisdomTree Investments, Inc.	158,150	1,651,086
Consumer finance 1.9%
Capital One Financial Corp.	31,377	2,704,070
FirstCash, Inc.	16,349	950,694
OneMain Holdings, Inc. (B)(C)	137,237	3,669,717
Synchrony Financial (C)	164,576	4,989,944
Diversified financial services 0.6%
Cerved Information Solutions SpA	149,652	1,716,309
ECN Capital Corp.	295,495	938,568
KBC Ancora	28,180	1,497,031
Insurance 5.6%
Ageas	55,167	2,483,546
AIA Group, Ltd.	244,000	1,919,183
American International Group, Inc. (C)	135,994	8,900,807
Assured Guaranty, Ltd. (C)	62,681	2,821,272
Athene Holding, Ltd., Class A (B)	35,715	1,804,679
Aviva PLC	250,261	1,778,862
ING Life Insurance Korea, Ltd. (A)(B)	35,287	1,190,371
IRB Brasil Resseguros SA (B)	73,700	692,248
Marsh & McLennan Companies, Inc. (C)	17,290	1,348,101
MBIA, Inc. (B)	68,114	692,719
Ping An Insurance Group Company of China, Ltd., H Shares	170,000	1,258,359
Prudential Financial, Inc. (C)	12,480	1,413,110
RSA Insurance Group PLC	118,738	1,022,310
Sony Financial Holdings, Inc.	148,600	2,569,004
The Hartford Financial Services Group, Inc. (C)	34,813	1,914,715
Tokio Marine Holdings, Inc.	55,200	2,321,339
XL Group, Ltd.	41,496	1,842,422
Thrifts and mortgage finance 1.5%
Astoria Financial Corp.	122,184	2,465,673
Flagstar Bancorp, Inc. (B)	7,613	247,879
Genworth Mortgage Insurance Australia, Ltd.	522,490	1,258,135
Indiabulls Housing Finance, Ltd.	101,431	1,860,612
LIC Housing Finance, Ltd.	26,300	282,386
LIC Housing Finance, Ltd., GDR	26,467	570,099
MGIC Investment Corp. (B)(C)	252,287	2,944,189

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 4

	Shares	Value
Health care 37.9%		$245,029,687
Biotechnology 13.1%
Aduro Biotech, Inc. (B)(C)	157,710	2,026,574
Alder Biopharmaceuticals, Inc. (B)(C)	97,840	1,051,780
Alkermes PLC (B)(C)	73,114	3,978,133
Alnylam Pharmaceuticals, Inc. (B)(C)	21,710	1,796,285
Amgen, Inc. (C)	11,995	2,093,247
Amicus Therapeutics, Inc. (B)(C)	240,840	3,118,878
Arena Pharmaceuticals, Inc. (B)	17,062	405,393
BeiGene, Ltd., ADR (B)(C)	26,120	1,841,199
Biogen, Inc. (B)(C)	9,575	2,772,824
Biotoscana Investments SA (B)	37,800	330,319
Bluebird Bio, Inc. (B)(C)	26,465	2,494,326
Blueprint Medicines Corp. (B)(C)	62,665	3,279,259
Celgene Corp. (B)(C)	38,291	5,184,984
Coherus Biosciences, Inc. (B)(C)	110,724	1,444,948
Dyax Corp. (B)	107,720	263,914
Five Prime Therapeutics, Inc. (B)(C)	39,431	1,109,588
Galapagos NV (B)	23,160	1,839,971
Galapagos NV (Amsterdam Stock Exchange) (B)	25,479	2,024,206
Genmab A/S (B)	18,343	4,168,659
Genus PLC	30,557	695,227
Global Blood Therapeutics, Inc. (B)(C)	73,345	1,914,305
Incyte Corp. (B)(C)	30,678	4,089,071
Innate Pharma SA (B)	66,614	854,199
Invitae Corp. (B)	48,217	447,454
Ironwood Pharmaceuticals, Inc. (B)(C)	77,727	1,379,654
Jounce Therapeutics, Inc. (B)(C)	60,800	784,928
Karyopharm Therapeutics, Inc. (B)(C)	170,980	1,443,071
Loxo Oncology, Inc. (B)(C)	48,680	3,520,051
Momenta Pharmaceuticals, Inc. (B)	28,690	474,820
Otonomy, Inc. (B)(C)	61,329	1,152,985
Portola Pharmaceuticals, Inc. (B)(C)	88,056	5,433,055
Prothena Corp. PLC (B)(C)	40,995	2,531,851
Regeneron Pharmaceuticals, Inc. (B)(C)	14,221	6,991,328
TESARO, Inc. (B)(C)	30,416	3,882,907
Ultragenyx Pharmaceutical, Inc. (B)(C)	39,665	2,630,583
Vertex Pharmaceuticals, Inc. (B)(C)	36,121	5,483,890
Health care equipment and supplies 6.5%
Abbott Laboratories (C)	46,844	2,303,786
ABIOMED, Inc. (B)	5,290	783,396
Align Technology, Inc. (B)(C)	16,160	2,702,437
AtriCure, Inc. (B)(C)	66,730	1,616,868
Baxter International, Inc.	25,804	1,560,626
Becton, Dickinson and Company (C)	7,636	1,537,890
BioMerieux	6,795	1,497,301
Boston Scientific Corp. (B)(C)	158,580	4,221,400
Cardiovascular Systems, Inc. (B)(C)	45,697	1,441,740
ConforMIS, Inc. (B)(C)	130,664	654,627
Edwards Lifesciences Corp. (B)(C)	12,705	1,463,362
Glaukos Corp. (B)(C)	8,675	348,562
Globus Medical, Inc., Class A (B)	23,384	719,058
Hologic, Inc. (B)(C)	93,992	4,155,386
Insulet Corp. (B)(C)	119,276	6,000,776
Intuitive Surgical, Inc. (B)(C)	1,595	1,496,525

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 5

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
K2M Group Holdings, Inc. (B)(C)	31,953	$777,416
Medtronic PLC (C)	25,909	2,175,579
Olympus Corp.	9,890	358,974
OraSure Technologies, Inc. (B)	104,869	1,839,402
Penumbra, Inc. (B)(C)	5,165	421,722
STERIS PLC (C)	9,925	812,361
Stryker Corp. (C)	10,610	1,560,731
Teleflex, Inc. (C)	3,622	750,551
The Spectranetics Corp. (B)(C)	26,088	1,004,388
Health care providers and services 7.3%
Acadia Healthcare Company, Inc. (B)(C)	53,934	2,854,727
Aetna, Inc. (C)	21,812	3,365,810
Anthem, Inc. (C)	16,925	3,151,604
Cardinal Health, Inc. (C)	72,609	5,609,771
Celltrion Healthcare Company, Ltd. (B)	10,232	454,888
China Resources Phoenix Healthcare Holdings Company, Ltd.	393,740	497,175
Cigna Corp. (C)	18,598	3,227,869
Cross Country Healthcare, Inc. (B)(C)	51,491	605,534
Envision Healthcare Corp. (B)(C)	38,441	2,169,226
HCA Healthcare, Inc. (B)(C)	24,067	1,933,543
Humana, Inc. (C)	13,170	3,044,904
Laboratory Corp. of America Holdings (B)(C)	9,885	1,570,825
LifePoint Health, Inc. (B)(C)	10,985	652,509
McKesson Corp. (C)	54,016	8,743,570
R1 RCM, Inc. (B)(C)	231,535	784,904
Teladoc, Inc. (B)	24,125	791,300
UDG Healthcare PLC	77,269	862,680
UnitedHealth Group, Inc. (C)	21,022	4,032,230
Universal Health Services, Inc., Class B	10,554	1,169,700
WellCare Health Plans, Inc. (B)	8,307	1,470,256
Health care technology 0.8%
Allscripts Healthcare Solutions, Inc. (B)	34,505	424,757
athenahealth, Inc. (B)(C)	16,741	2,315,615
Cerner Corp. (B)(C)	21,570	1,388,461
Veeva Systems, Inc., Class A (B)	14,428	919,929
Life sciences tools and services 0.8%
Bio-Techne Corp.	4,767	552,543
ICON PLC (B)	7,995	839,075
Patheon NV (B)	12,360	432,106
Tecan Group AG	3,877	723,075
Thermo Fisher Scientific, Inc. (C)	13,535	2,375,799
Wuxi Biologics Cayman, Inc. (A)(B)	8,000	35,848
Pharmaceuticals 9.4%
Aerie Pharmaceuticals, Inc. (B)(C)	63,171	3,430,185
Allergan PLC (C)	25,204	6,359,725
AstraZeneca PLC	91,944	5,480,143
Bristol-Myers Squibb Company (C)	253,183	14,406,113
China Traditional Chinese Medicine Holdings Company, Ltd.	1,140,550	605,262
Chugai Pharmaceutical Company, Ltd.	24,305	974,730
Dermira, Inc. (B)	25,220	694,307
Eisai Company, Ltd.	61,425	3,291,860
Eli Lilly & Company (C)	27,235	2,251,245

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 6

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Galenica AG (A)(B)	4,000	$185,958
Hikma Pharmaceuticals PLC	55,078	1,025,258
Hutchison China MediTech, Ltd., ADR (B)	17,270	382,531
Intersect ENT, Inc. (B)(C)	44,575	1,221,355
Kyowa Hakko Kirin Company, Ltd.	23,750	430,118
Mylan NV (B)(C)	78,945	3,078,066
MyoKardia, Inc. (B)(C)	133,050	2,068,928
Novartis AG	18,004	1,533,540
Ocular Therapeutix, Inc. (B)(C)	127,830	809,164
Ono Pharmaceutical Company, Ltd.	189,540	4,146,326
Revance Therapeutics, Inc. (B)	41,513	944,421
Roche Holding AG	9,182	2,324,600
Sino Biopharmaceutical, Ltd.	1,082,245	955,440
Teva Pharmaceutical Industries, Ltd., ADR	49,385	1,588,715
The Medicines Company (B)(C)	36,135	1,389,391
UCB SA	18,035	1,313,343
Industrials 10.8%		70,084,749
Aerospace and defense 0.3%
Cobham PLC	764,742	1,339,580
Ultra Electronics Holdings PLC	35,168	971,991
Air freight and logistics 0.1%
Kerry Logistics Network, Ltd.	646,000	928,944
Airlines 0.2%
Japan Airlines Company, Ltd.	35,600	1,150,215
Building products 1.1%
Advanced Drainage Systems, Inc. (C)	65,632	1,348,738
Cie de Saint-Gobain	62,199	3,451,217
JELD-WEN Holding, Inc. (B)(C)	75,100	2,452,015
Commercial services and supplies 1.7%
Atento SA (B)	126,839	1,509,384
Casella Waste Systems, Inc., Class A (B)	51,900	870,882
Clean Harbors, Inc. (B)(C)	67,569	3,837,919
Edenred	57,507	1,511,734
The Brink’s Company (C)	39,447	3,082,783
Construction and engineering 0.2%
China Machinery Engineering Corp., H Shares	1,328,000	897,333
Vinci SA	3,898	349,052
Electrical equipment 0.1%
Zumtobel Group AG	24,484	484,820
Machinery 1.0%
FANUC Corp.	2,502	511,546
Milacron Holdings Corp. (B)(C)	153,421	2,758,510
The Middleby Corp. (B)(C)	26,443	3,455,571
Marine 0.9%
Irish Continental Group PLC	783,666	4,978,528
Nippon Yusen KK (B)	227,000	433,341
Scorpio Bulkers, Inc. (B)(C)	19,800	142,560
Professional services 3.1%
Equifax, Inc.	12,406	1,804,329
Experian PLC	72,048	1,431,323

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 7

	Shares	Value
Industrials (continued)
Professional services (continued)
Huron Consulting Group, Inc. (B)	20,437	$725,514
IHS Markit, Ltd. (B)	42,557	1,985,284
TransUnion (B)(C)	208,406	9,551,247
TriNet Group, Inc. (B)(C)	74,423	2,604,805
WageWorks, Inc. (B)(C)	27,368	1,784,394
Road and rail 0.9%
DSV A/S	37,515	2,422,182
Knight Transportation, Inc.	53,008	1,889,735
Localiza Rent a Car SA	1	8
Swift Transportation Company (B)(C)	61,500	1,568,250
Trading companies and distributors 1.2%
AerCap Holdings NV (B)(C)	89,497	4,394,303
Fastenal Company	27,428	1,178,307
Rexel SA	143,880	2,278,405
Information technology 30.2%		195,103,607
Communications equipment 1.7%
Applied Optoelectronics, Inc. (B)	4,174	406,923
Arista Networks, Inc. (B)(C)	20,090	2,999,236
Ciena Corp. (B)	39,011	1,004,533
Lumentum Holdings, Inc. (B)(C)	22,961	1,437,359
Nokia OYJ	101,812	649,681
Oclaro, Inc. (B)	102,493	1,002,382
Quantenna Communications, Inc. (B)(C)	154,341	3,119,232
Telefonaktiebolaget LM Ericsson, B Shares	88,326	571,682
Electronic equipment, instruments and components 2.3%
Alps Electric Company, Ltd.	70,507	1,917,313
Fabrinet (B)	10,371	466,799
Flex, Ltd. (B)(C)	89,792	1,435,774
II-VI, Inc. (B)(C)	48,820	1,860,042
Itron, Inc. (B)(C)	43,855	3,201,415
Largan Precision Company, Ltd.	3,987	727,465
Tongda Group Holdings, Ltd.	2,900,047	841,247
VeriFone Systems, Inc. (B)	14,868	290,075
Zebra Technologies Corp., Class A (B)(C)	43,006	4,374,570
Internet software and services 6.7%
2U, Inc. (B)	10,200	527,850
Akamai Technologies, Inc. (B)(C)	6,790	320,081
Alibaba Group Holding, Ltd., ADR (B)(C)	22,955	3,556,877
Alphabet, Inc., Class A (B)(C)	1,897	1,793,614
Alphabet, Inc., Class C (B)(C)	1,939	1,804,240
Benefitfocus, Inc. (B)	20,581	735,771
CoStar Group, Inc. (B)(C)	18,680	5,147,274
eBay, Inc. (B)(C)	55,500	1,983,015
Facebook, Inc., Class A (B)(C)	63,624	10,768,362
GoDaddy, Inc., Class A (B)(C)	95,905	4,121,997
Just Eat PLC (B)	350,465	2,870,623
Mimecast, Ltd. (B)(C)	87,224	2,447,505
Tencent Holdings, Ltd.	40,068	1,599,273
VeriSign, Inc. (B)(C)	23,451	2,372,538
Weibo Corp., ADR (B)	16,091	1,238,202
Yandex NV, Class A (B)	19,584	567,544

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 8

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Zillow Group, Inc., Class A (B)(C)	11,012	$500,275
Zillow Group, Inc., Class C (B)(C)	12,965	585,499
IT services 8.7%
Accenture PLC, Class A (C)	10,791	1,390,097
Alliance Data Systems Corp. (C)	17,798	4,296,971
Automatic Data Processing, Inc.	12,684	1,508,254
Blackhawk Network Holdings, Inc. (B)(C)	17,952	783,605
Capgemini SE	22,433	2,442,268
Cardtronics PLC, Class A (B)	14,704	460,235
Cognizant Technology Solutions Corp., Class A (C)	21,597	1,497,104
EPAM Systems, Inc. (B)(C)	25,771	2,214,502
ExlService Holdings, Inc. (B)(C)	67,019	3,856,943
FleetCor Technologies, Inc. (B)(C)	32,596	4,956,548
Genpact, Ltd. (C)	140,663	4,079,227
Global Payments, Inc. (C)	63,544	5,996,647
Mastercard, Inc., Class A (C)	15,746	2,012,339
Nets A/S (A)(B)	11,753	283,268
PayPal Holdings, Inc. (B)(C)	107,646	6,302,673
Total System Services, Inc. (C)	55,819	3,542,274
Vantiv, Inc., Class A (B)	7,628	484,759
Visa, Inc., Class A (C)	39,195	3,902,254
WEX, Inc. (B)(C)	36,827	4,002,358
Worldpay Group PLC (A)	391,833	1,912,070
Semiconductors and semiconductor equipment 5.0%
Advanced Micro Devices, Inc. (B)(C)	323,167	4,398,303
Broadcom, Ltd.	4,168	1,028,079
Cavium, Inc. (B)	6,928	429,120
Cypress Semiconductor Corp.	38,000	539,600
First Solar, Inc. (B)	18,750	924,563
Integrated Device Technology, Inc. (B)	20,226	528,708
Intel Corp.	41,337	1,466,223
MACOM Technology Solutions Holdings, Inc. (B)(C)	64,819	3,924,790
MaxLinear, Inc. (B)	14,895	390,249
Microchip Technology, Inc.	12,130	970,885
Microsemi Corp. (B)	10,100	526,008
NVIDIA Corp. (C)	17,433	2,833,037
QUALCOMM, Inc. (C)	73,103	3,888,349
Semiconductor Manufacturing International Corp. (B)	324,982	356,241
Semtech Corp. (B)	14,201	562,360
Siltronic AG (B)	2,563	278,705
Sumco Corp.	62,589	1,012,947
SunPower Corp. (B)	59,614	664,100
Tower Semiconductor, Ltd. (B)(C)	208,985	5,464,958
X-Fab Silicon Foundries SE (A)(B)	189,859	1,999,586
Software 5.2%
Activision Blizzard, Inc. (C)	13,553	837,304
Adobe Systems, Inc. (B)(C)	7,545	1,105,267
Alfa Financial Software Holdings PLC (A)(B)	43,867	279,407
Atlassian Corp. PLC, Class A (B)(C)	24,977	894,676
Blackbaud, Inc. (C)	11,681	1,078,624
Electronic Arts, Inc. (B)(C)	3,900	455,286
Fair Isaac Corp. (C)	18,746	2,672,242

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 9

	Shares	Value
Information technology (continued)
Software (continued)
Globant SA (B)(C)	21,526	$989,550
Guidewire Software, Inc. (B)(C)	22,136	1,597,334
HubSpot, Inc. (B)(C)	21,065	1,524,053
Intuit, Inc. (C)	7,523	1,032,231
Microsoft Corp.	7,038	511,663
Nexon Company, Ltd. (B)	33,382	693,827
Nintendo Company, Ltd.	7,900	2,682,954
Nintendo Company, Ltd., ADR (C)	21,818	926,392
salesforce.com, Inc. (B)(C)	22,187	2,014,580
ServiceNow, Inc. (B)(C)	53,956	5,959,440
SS&C Technologies Holdings, Inc. (C)	49,573	1,921,449
Workday, Inc., Class A (B)(C)	62,784	6,410,874
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	13,564	2,017,374
NetApp, Inc.	49,323	2,141,605
Materials 3.3%		21,051,208
Chemicals 1.0%
Platform Specialty Products Corp. (B)(C)	296,224	4,150,098
UPL, Ltd.	174,561	2,379,632
Construction materials 0.0%
Ibstock PLC (A)	73,871	248,661
Containers and packaging 1.6%
International Paper Company (C)	81,484	4,479,990
RPC Group PLC	165,308	1,954,569
WestRock Company (C)	68,610	3,939,586
Metals and mining 0.5%
ArcelorMittal (B)	54,252	1,428,354
Barrick Gold Corp.	56,083	948,364
Eldorado Gold Corp.	251,570	533,328
Paper and forest products 0.2%
KapStone Paper and Packaging Corp.	43,247	988,626
Real estate 2.1%		13,843,010
Equity real estate investment trusts 1.5%
American Tower Corp.	6,886	938,768
Axiare Patrimonio SOCIMI SA	133,053	2,481,767
Beni Stabili SpA SIIQ	973,466	776,614
Grivalia Properties REIC AE	91,904	987,380
Hibernia REIT PLC	1,034,209	1,716,210
Immobiliare Grande Distribuzione SIIQ SpA	546,157	533,719
Merlin Properties Socimi SA	58,102	781,919
STORE Capital Corp.	51,846	1,212,678
Viva Energy REIT	357,920	618,889
Real estate management and development 0.6%
Daito Trust Construction Company, Ltd.	6,300	1,064,847
Godrej Properties, Ltd. (B)	37,125	300,346
Kennedy-Wilson Holdings, Inc. (C)	94,242	1,894,264
Oberoi Realty, Ltd. (B)	37,398	223,714
The Phoenix Mills, Ltd.	40,920	311,895

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 10

	Shares	Value
Telecommunication services 0.5%		$3,250,106
Diversified telecommunication services 0.5%
Bharti Infratel, Ltd.	68,208	425,434
China Unicom Hong Kong, Ltd. (B)	1,755,000	2,543,559
ORBCOMM, Inc. (B)	24,213	281,113
Utilities 1.7%		10,990,207
Electric utilities 0.2%
Avangrid, Inc. (C)	21,512	977,075
Power Assets Holdings, Ltd.	70,500	698,286
Independent power and renewable electricity producers 0.9%
China Longyuan Power Group Corp., Ltd., H Shares	2,544,000	1,860,518
China Resources Power Holdings Company, Ltd.	483,345	920,351
Datang International Power Generation Company, Ltd., H Shares (B)	2,444,000	831,548
Huadian Fuxin Energy Corp., Ltd., H Shares	2,736,000	605,325
Huaneng Power International, Inc., H Shares	1,958,000	1,380,182
Multi-utilities 0.6%
Engie SA	105,474	1,698,785
Innogy SE (A)	48,051	2,018,137
Preferred securities 0.9%		$6,036,273
(Cost $4,094,787)
Consumer discretionary 0.1%		690,051
Automobiles 0.1%
Volkswagen AG	4,487	690,051
Financials 0.8%		5,346,222
Diversified financial services 0.8%
Mandatory Exchangeable Trust, 5.750% (A)	29,924	5,346,222
	Shares/Notional amount	Value
Purchased options 0.5%		$3,156,595
(Cost $5,831,082)
Calls 0.2%		1,305,367
Exchange Traded Option on SPDR S&P Oil & Gas Exploration & Production ETF
(Expiration Date: 9-15-17; Strike Price: $34.00) (B)	267,500	177,888
Over the Counter Option on Samsung Index (Expiration Date: 5-10-27; Strike
Price: $0.00; Counterparty: Deutsche Bank AG) (B)	14,697	442,560
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike
Price: $114.00; Counterparty: Goldman Sachs & Company) (B)	20,020,323	638,528
Over the Counter Option on TOPIX Banks Index (Expiration Date: 10-13-17; Strike
Price: JPY 204.64; Counterparty: Goldman Sachs & Company) (B)	10,922,758	46,391
Puts 0.3%		1,851,228
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration
Date: 10-20-17; Strike Price: $42.00) (B)	510,400	290,928
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration
Date: 9-15-17; Strike Price: $38.50) (B)	947,300	71,048
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 10-20-17;
Strike Price: $135.00) (B)	48,200	91,821
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 11-17-17;
Strike Price: $135.00) (B)	59,800	149,799
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-15-17;
Strike Price: $131.00) (B)	66,700	41,021
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-15-17;
Strike Price: $133.00) (B)	68,700	53,243

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 11

	Shares/Notional amount	Value
Puts (continued)
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration
Date: 10-20-17; Strike Price: $134.00) (B)	48,700	$75,485
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration
Date: 8-18-17; Strike Price: $131.00) (B)	60,300	7,538
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration
Date: 9-15-17; Strike Price: $133.00) (B)	29,600	20,572
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration
Date: 9-15-17; Strike Price: $136.00) (B)	35,300	36,536
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-15-17; Strike
Price: $2,300.00) (B)	3,800	22,040
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 10-20-17;
Strike Price: EUR 126.63; Counterparty: JPMorgan Chase Bank N.A.) (B)	78,430	213,265
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 9-15-17;
Strike Price: EUR 122.27; Counterparty: Goldman Sachs & Company) (B)	80,446	63,775
Over the Counter Option on Financial Select Sector SPDR ETF FLEX Options
(Expiration Date: 10-18-17; Strike Price: $23.60; Counterparty: Morgan Stanley
& Company, Inc.) (B)	391,500	91,925
Over the Counter Option on Financial Select Sector SPDR ETF FLEX Options
(Expiration Date: 11-15-17; Strike Price: $23.60; Counterparty: Morgan Stanley
& Company, Inc.) (B)	391,600	126,658
Over the Counter Option on Financial Select Sector SPDR ETF FLEX Options
(Expiration Date: 11-15-17; Strike Price: $23.60; Counterparty: Morgan Stanley
& Company, Inc.) (B)	2,448	107,818
Over the Counter Option on Financial Select Sector SPDR ETF FLEX Options
(Expiration Date: 12-13-17; Strike Price: $23.60; Counterparty: Morgan Stanley
& Company, Inc.) (B)	391,400	163,375
Over the Counter Option on Financial Select Sector SPDR ETF FLEX Options
(Expiration Date: 12-13-17; Strike Price: $23.60; Counterparty: Morgan Stanley
& Company, Inc.) (B)	2,448	139,642
Over the Counter Option on FTSE 100 Index (Expiration Date: 12-15-17; Strike
Price: GBP 6,506.08; Counterparty: JPMorgan Chase Bank N.A.) (B)	221,732	555
Over the Counter Option on FTSE 100 Index (Expiration Date: 12-15-17; Strike
Price: GBP 6,599.95; Counterparty: Goldman Sachs & Company) (B)	225,287	712
Over the Counter Option on KOSPI 200 Index (Expiration Date: 1-11-18; Strike
Price: KRW 296.29; Counterparty: Goldman Sachs & Company) (B)	18,897,682	79,211
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-17; Strike
Price: KRW 267.14; Counterparty: JPMorgan Chase Bank N.A.) (B)	4,612,627	3,792
Over the Counter Option on KOSPI 200 Index (Expiration Date: 9-14-17; Strike
Price: KRW 267.14; Counterparty: JPMorgan Chase Bank N.A.) (B)	4,612,420	469
	Rate (%)	Maturity date	Par value^	Value
Term loans (D) 0.0%				$369,235
(Cost $372,400)
Energy 0.0%				369,235
Oil, gas and consumable fuels 0.0%
Chief Exploration & Development LLC (E)	TBD	05-16-21	380,000	369,235
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.6%				$10,295,901
(Cost $10,295,901)
U.S. Government 0.1%				498,986
U.S. Treasury Bill (C)	1.014	10-12-17	500,000	498,986
		Yield (%)	Shares	Value
Money market funds 1.5%				9,796,915
State Street Institutional U.S. Government Money Market Fund, Premier Class		0.9351(F)	9,796,915	9,796,915

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 12

Total investments (Cost $748,270,599)† 136.3%	$880,810,289
Other assets and liabilities, net (36.3%)**	(234,784,467)
Total net assets 100.0%	$646,025,822
	Shares	Value
Investments sold short (71.4%)		$(460,978,014)
(Proceeds received $422,230,805)
Exchange-traded funds (71.4)%		(460,978,014)
Consumer Discretionary Select Sector SPDR Fund	(194,712)	(17,788,888)
Energy Select Sector SPDR Fund	(49,607)	(3,304,818)
ETFMG Prime Cyber Security ETF	(202,826)	(5,930,632)
Financial Select Sector SPDR Fund	(106,569)	(2,673,816)
Health Care Select Sector SPDR Fund	(187,595)	(14,986,965)
iShares Core S&P Small-Cap ETF	(71,164)	(5,039,123)
iShares Edge MSCI USA Momentum Factor ETF	(85,864)	(7,897,771)
iShares JP Morgan USD Emerging Markets Bond ETF	(15,347)	(1,768,895)
iShares MSCI Brazil Capped ETF	(32,316)	(1,221,545)
iShares MSCI Indonesia ETF	(75,130)	(2,018,743)
iShares MSCI South Korea Capped ETF	(66,690)	(4,648,293)
iShares MSCI United Kingdom ETF	(290,183)	(9,901,044)
iShares Nasdaq Biotechnology ETF	(95,920)	(30,607,113)
iShares North American Tech ETF	(49,046)	(7,399,570)
iShares North American Tech-Multimedia Networking ETF	(37,761)	(1,750,978)
iShares North American Tech-Software ETF	(44,919)	(6,385,236)
iShares PHLX Semiconductor ETF	(114,432)	(16,819,215)
iShares Russell 2000 ETF	(384,266)	(54,377,482)
iShares Russell 2000 Growth ETF	(67,657)	(11,505,749)
iShares Russell 2000 Value ETF	(119,197)	(14,196,363)
iShares Russell Mid-Cap Growth ETF	(434,911)	(47,679,293)
iShares S&P 500 Growth ETF	(9,197)	(1,291,443)
iShares S&P Small-Cap 600 Growth ETF	(31,263)	(4,937,991)
iShares U.S. Medical Devices ETF	(4,680)	(769,673)
iShares UK Property UCITS ETF	(222,912)	(1,783,691)
PowerShares NASDAQ Internet Portfolio (B)	(42,501)	(4,712,086)
PowerShares QQQ Trust Series 1	(39,481)	(5,654,864)
SPDR S&P 500 ETF Trust	(19,070)	(4,705,904)
SPDR S&P Biotech ETF	(501,805)	(39,226,097)
SPDR S&P Metals & Mining ETF	(40,857)	(1,284,544)
SPDR S&P MidCap 400 ETF Trust	(10,405)	(3,334,803)
SPDR S&P Pharmaceuticals ETF	(349,115)	(15,071,295)
SPDR S&P Regional Banking ETF	(507,404)	(27,643,366)
VanEck Vectors Russia ETF	(108,575)	(2,172,586)
Vanguard FTSE Developed Markets ETF	(1,418,098)	(60,283,346)
Vanguard FTSE Europe ETF	(182,755)	(10,362,209)
Vanguard Small-Cap Growth ETF	(66,630)	(9,842,584)
Total Investments sold short (Proceeds received $422,230,805)		$(460,978,014)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
Security Abbreviations and Legend
ADR	American Depositary Receipt

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 13

GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 7-31-17, the value segregated was $356,270,647.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	The rate shown is the annualized seven-day yield as of 7-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
**	Includes investments sold short.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $763,631,568. Net unrealized appreciation aggregated to $117,178,721, of which $134,213,097 related to appreciated investment securities and $17,034,376 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 7-31-17:

United States	66.8%
Japan	3.2%
United Kingdom	3.2%
Ireland	2.9%
India	2.7%
France	2.3%
China	2.1%
Italy	1.9%
Spain	1.7%
Switzerland	1.6%
Other countries	11.6%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 14

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	1,665,000	USD	1,316,994	BNP Paribas SA	8/31/2017	$14,537	—
JPY	435,058,000	USD	3,906,946	BNP Paribas SA	8/31/2017	44,162	—
SEK	32,485,000	USD	3,775,603	BNP Paribas SA	9/20/2017	258,947	—
SGD	330,000	USD	242,611	Standard Chartered Bank	8/31/2017	997	—
USD	2,072,717	CNY	14,195,000	BNP Paribas SA	9/20/2017	—	$(31,202)
USD	16,080,768	EUR	13,805,000	BNP Paribas SA	8/31/2017	—	(286,088)
USD	3,785,814	EUR	3,374,000	BNP Paribas SA	9/20/2017	—	(218,756)
USD	7,779,249	GBP	5,960,000	BNP Paribas SA	8/31/2017	—	(91,846)
USD	1,247,916	KRW	1,406,788,000	BNP Paribas SA	9/20/2017	—	(9,742)
USD	1,892,237	SGD	2,612,000	BNP Paribas SA	9/20/2017	—	(36,536)
						$318,643	$(674,170)

WRITTEN OPTIONS

Options on securities

					Number
Counterparty (OTC)/	Name of		Exercise	Expiration	of	Notional
Exchange-traded	issuer		price	date	contracts	amount	Premium	Value
Calls
Goldman Sachs & Company	Calfrac Well Services, Ltd.	CAD	3.50	Sep 2017	199,909	199,909	$46,157	$(40,239)
							$46,157	$(40,239)
Exchange-traded	Viper Energy Partners LP	USD	17.50	Aug 2017	180	18,000	8,812	(5,400)
							$8,812	$(5,400)
Puts
Morgan Stanley Company, Inc.	Financial Select Sector SPDR ETF FLEX Options	USD	21.15	Oct 2017	3,915	391,500	$27,236	$(20,869)
Morgan Stanley Company, Inc.	Financial Select Sector SPDR ETF FLEX Options	USD	21.15	Nov 2017	3,916	391,600	35,074	(32,015)
Morgan Stanley Company, Inc.	Financial Select Sector SPDR ETF FLEX Options	USD	21.15	Nov 2017	2,448	244,800	36,614	(36,614)
Morgan Stanley Company, Inc.	Financial Select Sector SPDR ETF FLEX Options	USD	21.15	Dec 2017	3,914	391,400	50,712	(46,499)
Morgan Stanley Company, Inc.	Financial Select Sector SPDR ETF FLEX Options	USD	21.15	Dec 2017	2,448	244,800	56,197	(56,197)
							$205,833	$(192,194)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.00	Oct 2017	5,104	510,400	112,082	(112,288)
Exchange-traded	iShares Russell 2000 ETF	USD	119.00	Sep 2017	687	68,700	68,669	(14,427)
Exchange-traded	iShares Russell 2000 ETF	USD	117.00	Sep 2017	667	66,700	47,539	(12,006)
Exchange-traded	iShares Russell 2000 ETF	USD	120.00	Nov 2017	598	59,800	44,225	(41,561)
Exchange-traded	iShares Russell 2000 ETF	USD	120.00	Oct 2017	482	48,200	35,646	(22,895)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	117.00	Aug 2017	603	60,300	21,682	(1,508)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	119.00	Sep 2017	296	29,600	18,339	(4,440)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	122.00	Sep 2017	353	35,300	17,634	(7,060)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	119.00	Oct 2017	487	48,700	32,607	(18,263)
							$398,423	$(234,448)
							$659,225	$(472,281)
Options on index
Counterparty (OTC)/					Number
Exchange-	Name of		Exercise	Expiration	of	Notional
traded	issuer		price	date	contracts	amount	Premium	Value
Puts
Goldman Sachs & Company	Euro STOXX Banks Price Index	EUR	109.40	Sep 2017	80,446	80,446	$119,306	$(12,013)
JPMorgan Chase Bank	Euro STOXX Banks Price Index	EUR	113.30	Oct 2017	78,430	78,430	85,388	(53,763)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	224.96	Dec 2017	4,612,627	4,612,627	4,624	(866)
							$209,318	$(66,642)
Exchange-traded	CBOE S&P 500 Volatility Index	USD	18.00	Sep 2017	1,472	147,200	827,202	(890,560)
Exchange-traded	S&P 500 Index	USD	2,050.00	Sep 2017	38	3,800	26,381	(5,700)
							$853,583	$(896,260)
							$1,062,901	$(962,902)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 15

WRITTEN OPTIONS (continued)

Foreign currency options

	Counterparty		Exercise	Expiration	Notional
Description	(OTC)		price	date	amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	USD	135.00	Sep 2021	20,020,323	271,275	(209,232)
						$271,275	$(209,232)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Credit default swaps -- Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank	Republic of Korea	1,800,000	USD	$ 1,800,000	1.000%	Quarterly	Jun 2022	$ (32,412)	$ (5,236)	$ (37,648)
JPMorgan Chase Bank	Republic of Korea	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(34,539)	(3,109)	(37,648)
JPMorgan Chase Bank	Republic of Korea	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(34,597)	(3,051)	(37,648)
				$5,400,000				$(101,548)	$(11,396)	$(112,944)

Total return swaps

					Notional
					amount/			Unrealized
Pay/	Reference	Floating	Payment		contract	Maturity	Counterparty	appreciation
receive	entity	rate	frequency	Currency	amount	date	(OTC)	(depreciation)	Value
Receive	Markit iBoxx Liquid High Yield Index	EURIBOR - Reuters	Monthly	EUR	2,050,000	Dec 2017	Goldman Sachs International	$(8,158)	$(7,981)
Receive	CSI 300 Net Total Return Index	LIBOR - BBA	Monthly	USD	290	Jan 2018	Goldman Sachs International	60,039	60,039
Receive	PHLX Semiconductor Sector Index	LIBOR - BBA	Monthly	USD	872,483	Feb 2018	Goldman Sachs International	14,130	14,130
Receive	CSI 300 Net Total Return Index	LIBOR - BBA	Monthly	USD	184	Feb 2018	Goldman Sachs International	33,849	33,849
Receive	PHLX Semiconductor Sector Index	LIBOR - BBA	Monthly	USD	552,094	Mar 2018	Goldman Sachs International	(34,972)	(34,972)
Receive	PHLX Semiconductor Sector Index	LIBOR - BBA	Monthly	USD	477,421	May 2018	Goldman Sachs International	7,552	7,552
Receive	CSI 300 Net Total Return Index	LIBOR - BBA	Monthly	USD	390	Jul 2018	Goldman Sachs International	79,209	79,209
Receive	PHLX Semiconductor Sector Index	LIBOR - BBA	Monthly	USD	470,741	Jul 2018	Goldman Sachs International	(18,662)	(18,662)
Receive	PHLX Semiconductor Sector Index	LIBOR - BBA	Monthly	USD	955,424	Jul 2018	Goldman Sachs International	16,769	16,769
								$149,756	$149,933
Derivatives currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives abbreviations
BBA	The British Banker’s Association
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND 16

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds sold short, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$57,935,388	$42,594,385	$15,341,003	—
Consumer staples	10,778,821	10,145,031	633,790	—
Energy	14,644,254	14,644,254	—	—
Financials	218,241,248	126,083,324	92,157,924	—
Health care	245,029,687	208,522,840	36,242,933	$263,914
Industrials	70,084,749	46,944,538	23,140,211	—
Information technology	195,103,607	173,985,050	21,118,557	—
Materials	21,051,208	15,039,992	6,011,216	—
Real estate	13,843,010	4,045,710	9,797,300	—
Telecommunication services	3,250,106	281,113	2,968,993	—
Utilities	10,990,207	977,075	10,013,132	—
Preferred securities	6,036,273	—	6,036,273	—
Purchased options	3,156,595	1,037,919	2,118,676	—
Term loans	369,235	—	369,235	—
Short-term investments	10,295,901	9,796,915	498,986	—
Total investments in securities	$880,810,289	$654,098,146	$226,448,229	$263,914

       17

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments sold short and other financial instruments:
Exchange-traded funds	$(460,978,014)	$(459,194,323)	$(1,783,691)	—
Forward foreign currency contracts	(355,527)	—	(355,527)	—
Written options	(1,644,415)	(1,136,108)	(508,307)	—
Credit default swaps	(112,944)	—	(112,944)	—
Total return swaps	149,933	—	149,933	—

Securities sold short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan.

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the security was sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has an agreement with two prime brokers in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate cash or securities with its custodian, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At July 31, 2017, the fund had cash collateral held at the broker for securities sold short in the amount of $224,705,526. In addition, at July 31, 2017, the fund had segregated securities at the custodian with market value of $356,270,647 as shown in the Fund's investments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2017, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets, as a substitute for securities purchased and to manage against anticipated currency exchange rates.

       18

During the period ended July 31, 2017, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The following tables summarize the fund's written options activities during the period ended July, 31, 2017 and the contracts held at July, 31, 2017.

	CAD notional amount	EUR notional amount	JPY notional amount	KRW notional amount	USD notional amount	Number of contracts	Premiums received
Outstanding, beginning of period	—	—	1,656,081	—	20,020,323	3,440	$835,131
Options written	428,667	26,760,558	471,254	4,612,627	496,496	53,081	5,149,868
Options closed	—	(26,601,682)	(2,127,335)	—	(491,600)	(21,676)	(2,997,360)
Options exercised	—	—	—	—	—	(672)	(318,704)
Options expired	(228,758)	—	—	—	—	(11,461)	(675,534)
Outstanding, end of period	199,909	158,876	—	4,612,627	20,025,219	22,712	$1,993,401

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

Total return swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended July 31, 2017, the fund used total return swaps to manage equity exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q3	07/17
This report is for the information of the shareholders of John Hancock Seaport Fund.		9/17

John Hancock

Enduring Assets Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 97.1%		$105,341,720
(Cost $83,666,108)
Canada 10.5%		11,412,781
Canadian National Railway Company	47,681	3,767,822
Enbridge, Inc.	74,666	3,095,652
TransCanada Corp.	89,040	4,549,307
China 7.6%		8,221,562
China Longyuan Power Group Corp., Ltd., H Shares	4,654,348	3,403,892
ENN Energy Holdings, Ltd.	630,279	4,278,864
Huaneng Renewables Corp., Ltd., H Shares	1,770,000	538,806
France 4.5%		4,916,147
Engie SA	81,687	1,315,667
Vinci SA	40,208	3,600,480
Germany 5.3%		5,725,867
E.ON SE	397,672	3,934,068
Innogy SE (A)	42,662	1,791,799
Hong Kong 11.5%		12,479,907
Beijing Enterprises Holdings, Ltd.	541,510	2,873,816
CK Infrastructure Holdings, Ltd.	385,923	3,597,066
Guangdong Investment, Ltd.	2,236,106	3,146,735
Power Assets Holdings, Ltd.	288,981	2,862,290
Italy 5.9%		6,379,389
Enel SpA	680,419	3,881,311
Snam SpA	527,993	2,498,078
Japan 5.2%		5,643,768
NTT DOCOMO, Inc.	171,995	3,994,067
Osaka Gas Company, Ltd.	411,898	1,649,701
Luxembourg 1.5%		1,575,579
SES SA	66,977	1,575,579
Spain 4.5%		4,871,686
Iberdrola SA	618,004	4,871,686
Switzerland 3.3%		3,589,415
Flughafen Zurich AG	14,074	3,589,415
United Kingdom 9.1%		9,931,286
BT Group PLC	884,770	3,661,441
National Grid PLC	49,695	614,920
Severn Trent PLC	106,174	3,139,289
SSE PLC	138,234	2,515,636
United States 28.2%		30,594,333
American Tower Corp.	32,143	4,382,055
Avangrid, Inc.	88,824	4,034,386
Comcast Corp., Class A	94,826	3,835,712
Equity LifeStyle Properties, Inc.	47,960	4,186,908
NextEra Energy Partners LP	7,215	297,402
NextEra Energy, Inc.	33,910	4,953,912
Sempra Energy	32,652	3,690,003
UGI Corp.	103,308	5,213,955

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ENDURING ASSETS FUND 2

	Par value^	Value
Short-term investments 2.9%		$3,200,000
(Cost $3,200,000)
Repurchase agreement 2.9%		3,200,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-31-17 at 1.020% to be repurchased at $3,200,091 on 8-1-17,
collateralized by $326,340,002 U.S. Treasury Notes, 1.000% due 12-15-17 (valued at $3,267,504, including interest)	3,200,000	3,200,000
Total investments (Cost $86,866,108)† 100.0%		$108,541,720
Other assets and liabilities, net (0.0%)		(3,266)
Total net assets 100.0%		$108,538,454
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $88,385,322. Net unrealized appreciation aggregated to $20,156,398, of which $22,685,056 related to appreciated investment securities and $2,528,658 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-17:

Utilities	55.0%
Industrials	12.7%
Energy	9.4%
Real estate	7.9%
Telecommunication services	7.1%
Consumer discretionary	5.0%
Short-term investments and other	2.9%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ENDURING ASSETS FUND 3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common stocks
Canada	$11,412,781	$11,412,781	—	—
China	8,221,562	—	$8,221,562	—
France	4,916,147	—	4,916,147	—
Germany	5,725,867	—	5,725,867	—
Hong Kong	12,479,907	—	12,479,907	—
Italy	6,379,389	—	6,379,389	—
Japan	5,643,768	—	5,643,768	—
Luxembourg	1,575,579	—	1,575,579	—
Spain	4,871,686	—	4,871,686	—
Switzerland	3,589,415	—	3,589,415	—
United Kingdom	9,931,286	—	9,931,286	—
United States	30,594,333	30,594,333	—	—
Short-term investments	3,200,000	—	3,200,000	—
Total investments in securities	$108,541,720	$42,007,114	$66,534,606	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       4

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q3	07/17
This report is for the information of the shareholders of John Hancock Enduring Assets Fund.		9/17

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.0%		$133,174,898
(Cost $101,645,089)
Consumer discretionary 12.2%		16,411,179
Auto components 1.5%
Tenneco, Inc.	37,253	2,060,091
Hotels, restaurants and leisure 4.1%
Chuy’s Holdings, Inc. (A)	59,098	1,391,758
Del Frisco’s Restaurant Group, Inc. (A)	79,035	1,122,297
Vail Resorts, Inc.	14,361	3,026,724
Household durables 1.0%
Tupperware Brands Corp.	22,445	1,362,636
Leisure products 1.1%
Malibu Boats, Inc., Class A (A)	52,283	1,495,817
Media 1.7%
Cinemark Holdings, Inc.	56,755	2,207,770
Specialty retail 2.8%
Build-A-Bear Workshop, Inc. (A)	102,809	986,966
Lithia Motors, Inc., Class A	17,188	1,774,661
Williams-Sonoma, Inc.	21,160	982,459
Consumer staples 6.1%		8,227,197
Food and staples retailing 0.8%
United Natural Foods, Inc. (A)	28,441	1,095,832
Food products 3.8%
Amira Nature Foods, Ltd. (A)	255,932	1,589,341
The Hain Celestial Group, Inc. (A)	30,019	1,342,149
TreeHouse Foods, Inc. (A)	25,880	2,195,400
Household products 1.5%
Central Garden & Pet Company, Class A (A)	65,165	2,004,475
Energy 2.0%		2,726,838
Energy equipment and services 2.0%
Patterson-UTI Energy, Inc.	119,771	2,316,371
Smart Sand, Inc. (A)	62,381	410,467
Financials 16.6%		22,400,070
Banks 12.6%
Access National Corp.	37,271	991,036
Banner Corp.	41,907	2,420,967
Brookline Bancorp, Inc.	125,549	1,864,403
Columbia Banking System, Inc.	56,919	2,267,653
ConnectOne Bancorp, Inc.	102,327	2,302,358
Hope Bancorp, Inc.	133,423	2,352,247
Park Sterling Corp.	171,920	1,997,710
Univest Corp. of Pennsylvania	91,310	2,784,955
Capital markets 4.0%
Evercore Partners, Inc., Class A	14,077	1,107,156
Golub Capital BDC, Inc.	94,445	1,847,344
Moelis & Company, Class A	38,020	1,555,018
PennantPark Floating Rate Capital, Ltd.	63,582	909,223

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND 2

	Shares	Value
Health care 15.0%		$20,122,767
Biotechnology 4.6%
Emergent BioSolutions, Inc. (A)	68,922	2,506,693
Halozyme Therapeutics, Inc. (A)	54,007	684,809
MiMedx Group, Inc. (A)	95,696	1,431,612
Osiris Therapeutics, Inc. (A)	225,088	1,553,107
Health care equipment and supplies 6.9%
Globus Medical, Inc., Class A (A)	39,675	1,220,006
Integer Holdings Corp. (A)	25,268	1,157,274
Integra LifeSciences Holdings Corp. (A)	22,087	1,096,840
Merit Medical Systems, Inc. (A)	43,219	1,771,979
SeaSpine Holdings Corp. (A)	128,197	1,446,062
The Cooper Companies, Inc.	10,620	2,589,899
Health care providers and services 1.1%
Civitas Solutions, Inc. (A)	79,148	1,412,792
Life sciences tools and services 2.4%
Bio-Rad Laboratories, Inc., Class A (A)	13,800	3,251,694
Industrials 18.7%		25,132,382
Aerospace and defense 1.0%
Esterline Technologies Corp. (A)	13,918	1,343,087
Building products 2.3%
American Woodmark Corp. (A)	9,989	980,420
Simpson Manufacturing Company, Inc.	46,456	2,057,536
Commercial services and supplies 8.0%
ABM Industries, Inc.	55,604	2,481,050
Copart, Inc. (A)	53,278	1,677,724
Deluxe Corp.	25,627	1,850,269
Interface, Inc.	141,996	2,690,824
UniFirst Corp.	14,466	2,057,789
Construction and engineering 1.6%
EMCOR Group, Inc.	32,592	2,199,960
Electrical equipment 1.4%
Regal Beloit Corp.	22,865	1,905,798
Machinery 3.0%
Luxfer Holdings PLC, ADR	51,160	649,732
Mueller Water Products, Inc., Class A	154,413	1,791,191
The Timken Company	35,226	1,602,783
Trading companies and distributors 1.4%
Watsco, Inc.	12,232	1,844,219
Information technology 17.7%		23,855,870
Communications equipment 1.1%
Finisar Corp. (A)	54,564	1,485,232
Electronic equipment, instruments and components 1.5%
AVX Corp.	113,370	2,025,922
Internet software and services 2.4%
Five9, Inc. (A)	69,989	1,543,957
LogMeIn, Inc.	14,758	1,718,569
Semiconductors and semiconductor equipment 4.6%
Integrated Device Technology, Inc. (A)	53,661	1,402,699
MKS Instruments, Inc.	20,764	1,736,909
NVE Corp.	16,440	1,296,787

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND 3

		Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (A)		114,137	$1,706,348
Software 8.1%
Barracuda Networks, Inc. (A)		70,505	1,584,247
Cadence Design Systems, Inc. (A)		46,055	1,699,430
Monotype Imaging Holdings, Inc.		37,353	704,104
Nice, Ltd., ADR		26,260	1,960,572
SS&C Technologies Holdings, Inc.		54,457	2,110,753
Verint Systems, Inc. (A)		38,989	1,545,914
Workiva, Inc. (A)		68,083	1,334,427
Materials 2.8%			3,785,365
Chemicals 2.8%
HB Fuller Company		33,524	1,727,156
Valvoline, Inc.		90,790	2,058,209
Real estate 7.0%			9,364,384
Equity real estate investment trusts 7.0%
American Assets Trust, Inc.		59,353	2,410,325
EPR Properties		35,013	2,534,241
Retail Opportunity Investments Corp.		121,846	2,471,037
Urban Edge Properties		77,548	1,948,781
Utilities 0.9%			1,148,846
Electric utilities 0.9%
Portland General Electric Company		25,707	1,148,846
	Yield (%)	Shares	Value
Short-term investments 1.5%			$2,009,319
(Cost $2,009,319)
Money market funds 1.5%			2,009,319
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(B)	2,009,319	2,009,319
Total investments (Cost $103,654,408)† 100.5%			$135,184,217
Other assets and liabilities, net (0.5%)			(654,800)
Total net assets 100.0%			$134,529,417
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $104,207,361. Net unrealized appreciation aggregated to $30,976,856, of which $33,811,941 related to appreciated investment securities and $2,835,085 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q3	07/17
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		9/17

John Hancock

Value Equity Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 96.0%		$606,788,877
(Cost $521,377,659)
Consumer discretionary 12.1%		76,229,573
Hotels, restaurants and leisure 5.2%
Carnival Corp.	141,600	9,456,048
Norwegian Cruise Line Holdings, Ltd. (A)	179,900	9,907,093
Royal Caribbean Cruises, Ltd.	81,800	9,249,126
SeaWorld Entertainment, Inc. (B)	278,300	4,280,254
Household durables 1.7%
Newell Brands, Inc.	172,600	9,099,472
NVR, Inc. (A)	591	1,542,770
Media 1.5%
Twenty-First Century Fox, Inc., Class A	330,300	9,611,730
Multiline retail 1.2%
Dollar General Corp.	97,500	7,328,100
Specialty retail 1.4%
Lowe’s Companies, Inc.	115,900	8,970,660
Textiles, apparel and luxury goods 1.1%
Hanesbrands, Inc. (B)	296,000	6,784,320
Consumer staples 5.9%		37,253,984
Beverages 1.6%
Coca-Cola European Partners PLC	240,100	10,379,523
Food and staples retailing 1.5%
CVS Health Corp.	115,900	9,263,887
Tobacco 2.8%
Altria Group, Inc.	141,000	9,160,770
Philip Morris International, Inc.	72,400	8,449,804
Energy 9.3%		58,725,787
Energy equipment and services 0.3%
Fairmount Santrol Holdings, Inc. (A)(B)	541,700	1,581,764
Oil, gas and consumable fuels 9.0%
BP PLC, ADR	248,400	8,728,776
Chevron Corp.	85,300	9,313,907
ConocoPhillips	196,500	8,915,205
Hess Corp.	205,400	9,148,516
Kosmos Energy, Ltd. (A)(B)	754,705	4,981,053
Occidental Petroleum Corp.	126,200	7,815,566
Phillips 66	98,400	8,241,000
Financials 26.1%		165,319,157
Banks 11.1%
Bank of America Corp.	532,300	12,839,076
Citigroup, Inc.	247,800	16,961,910
JPMorgan Chase & Co.	165,400	15,183,720
KeyCorp	329,900	5,951,396
The PNC Financial Services Group, Inc.	76,000	9,788,800
Wells Fargo & Company	182,900	9,865,626
Capital markets 3.0%
E*TRADE Financial Corp. (A)	207,167	8,493,847
State Street Corp.	112,200	10,460,406

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK VALUE EQUITY FUND 2

	Shares	Value
Financials (continued)
Consumer finance 5.6%
American Express Company	127,800	$10,892,394
Capital One Financial Corp.	43,800	3,774,684
Discover Financial Services	58,500	3,564,990
Navient Corp.	471,300	6,951,675
SLM Corp. (A)	944,600	10,466,168
Diversified financial services 1.5%
Berkshire Hathaway, Inc., Class B (A)	53,500	9,360,895
Insurance 4.4%
American International Group, Inc.	100,200	6,558,090
FNF Group	169,000	8,257,340
Willis Towers Watson PLC	41,400	6,163,632
XL Group, Ltd.	150,700	6,691,080
Thrifts and mortgage finance 0.5%
New York Community Bancorp, Inc.	235,600	3,093,428
Health care 16.5%		104,302,256
Health care equipment and supplies 1.6%
Medtronic PLC	119,000	9,992,430
Health care providers and services 7.9%
Anthem, Inc.	61,500	11,451,915
Cardinal Health, Inc.	124,300	9,603,418
Cigna Corp.	53,700	9,320,172
Express Scripts Holding Company (A)	122,800	7,692,192
UnitedHealth Group, Inc.	62,200	11,930,582
Pharmaceuticals 7.0%
Bayer AG, ADR (B)	52,300	6,618,304
Johnson & Johnson	47,226	6,267,835
Merck & Company, Inc.	142,200	9,083,736
Pfizer, Inc.	273,300	9,062,628
Sanofi, ADR	141,000	6,677,760
Teva Pharmaceutical Industries, Ltd., ADR	205,200	6,601,284
Industrials 9.9%		62,382,467
Aerospace and defense 4.0%
General Dynamics Corp.	32,500	6,380,725
Spirit AeroSystems Holdings, Inc., Class A	145,900	8,816,737
United Technologies Corp.	82,010	9,723,926
Building products 3.0%
Johnson Controls International PLC	220,433	8,585,825
Owens Corning	150,200	10,070,910
Industrial conglomerates 0.4%
Honeywell International, Inc.	19,100	2,599,892
Machinery 1.5%
Stanley Black & Decker, Inc.	69,200	9,735,748
Professional services 1.0%
Nielsen Holdings PLC	150,400	6,468,704
Information technology 9.5%		60,313,668
Semiconductors and semiconductor equipment 5.0%
Microchip Technology, Inc.	130,800	10,469,232
QUALCOMM, Inc.	177,561	9,444,470
Texas Instruments, Inc.	93,500	7,609,030

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK VALUE EQUITY FUND 3

		Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Versum Materials, Inc.		119,900	$4,227,674
Software 3.1%
Microsoft Corp.		125,800	9,145,660
Oracle Corp.		206,000	10,285,580
Technology hardware, storage and peripherals 1.4%
Apple, Inc.		61,400	9,132,022
Materials 5.7%			36,105,505
Chemicals 5.3%
Air Products & Chemicals, Inc.		66,400	9,438,760
Celanese Corp., Series A		83,500	8,030,195
E.I. du Pont de Nemours & Company		120,700	9,922,747
LyondellBasell Industries NV, Class A		67,800	6,108,102
Construction materials 0.4%
CRH PLC, ADR		74,300	2,605,701
Telecommunication services 1.0%			6,156,480
Diversified telecommunication services 1.0%
Verizon Communications, Inc.		127,200	6,156,480
	Yield (%)	Shares	Value
Securities lending collateral 2.6%			$16,435,128
(Cost $16,434,823)
John Hancock Collateral Trust (C)	1.1917(D)	1,642,494	16,435,128
Short-term investments 3.7%			$23,465,104
(Cost $23,465,104)
Money market funds 3.7%			23,465,104
State Street Institutional Treasury Money Market Fund, Premier Class	0.9176(D)	23,465,104	23,465,104
Total investments (Cost $561,277,586)† 102.3%			$646,689,109
Other assets and liabilities, net (2.3%)			(14,704,922)
Total net assets 100.0%			$631,984,187
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $16,073,602.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $561,312,602. Net unrealized appreciation aggregated to $85,376,507, of which $104,659,755 related to appreciated investment securities and $19,283,248 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK VALUE EQUITY FUND 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q3	07/17
This report is for the information of the shareholders of John Hancock Value Equity Fund.		9/17

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 92.5%		$697,143,206
(Cost $604,977,491)
Austria 0.5%		3,792,923
Wienerberger AG	164,995	3,792,923
Belgium 1.5%		11,340,272
Ageas	89,139	4,012,921
Ontex Group NV	213,664	7,327,351
Canada 1.2%		8,727,309
Cascades, Inc.	287,069	3,539,002
Husky Energy, Inc. (A)	448,269	5,188,307
China 0.8%		5,950,428
NetEase, Inc., ADR	19,116	5,950,428
France 12.9%		97,566,170
Atos SE	74,627	11,345,960
AXA SA	254,673	7,521,379
Bollore SA (B)	1,071,009	4,969,089
Capgemini SE	103,293	11,245,452
Elis SA (B)	339,876	8,217,742
IPSOS	193,986	6,699,316
LISI	134,017	6,460,976
Sopra Steria Group	69,049	11,940,990
Teleperformance	95,706	13,334,967
TOTAL SA	136,529	6,943,001
Vinci SA	99,248	8,887,298
Germany 11.1%		83,564,466
Allianz SE	29,358	6,257,893
AURELIUS Equity Opportunities SE & Company KGaA	70,067	4,123,296
Bayer AG	36,642	4,641,119
Fresenius SE & Company KGaA	89,269	7,534,724
Henkel AG & Company KGaA	31,625	3,978,713
KION Group AG	45,374	3,937,250
Merck KGaA	73,189	8,031,150
Muenchener Rueckversicherungs-Gesellschaft AG	25,745	5,530,010
Norma Group SE	160,058	9,706,475
ProSiebenSat.1 Media SE	85,404	3,412,234
RIB Software SE	278,903	4,982,557
Siemens AG	157,913	21,429,045
Hong Kong 2.3%		17,661,116
CK Hutchison Holdings, Ltd.	290,912	3,828,144
NewOcean Energy Holdings, Ltd. (A)	4,728,000	1,397,499
WH Group, Ltd. (C)	13,262,500	12,435,473
India 1.2%		8,943,177
ICICI Bank, Ltd., ADR	504,314	4,695,163
Videocon d2h, Ltd., ADR (A)	467,843	4,248,014
Indonesia 0.6%		4,379,144
Bank Rakyat Indonesia Persero Tbk PT	3,952,400	4,379,144
Ireland 1.5%		11,062,202
CRH PLC	315,790	11,062,202

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND 2

	Shares	Value
Italy 2.1%		$16,045,038
Maire Tecnimont SpA	2,136,786	11,987,851
Telecom Italia SpA (A)	3,943,572	4,057,187
Japan 18.7%		140,715,943
Aisin Seiki Company, Ltd.	94,700	4,923,357
Alps Electric Company, Ltd.	130,400	3,545,997
Amano Corp.	172,100	3,916,685
Asahi Group Holdings, Ltd.	154,200	6,285,383
Coca-Cola Bottlers Japan, Inc.	338,200	10,200,743
Ebara Corp.	164,400	4,809,358
Fuji Electric Company, Ltd.	1,596,000	8,787,197
Fujitsu General, Ltd.	276,800	5,842,776
Haseko Corp.	485,000	6,072,508
Inpex Corp.	442,800	4,309,123
Kirin Holdings Company, Ltd.	110,900	2,442,434
Matsumotokiyoshi Holdings Company, Ltd.	156,700	9,663,014
Nippon Telegraph & Telephone Corp.	248,400	12,156,246
Nippon Television Holdings, Inc.	352,300	6,023,226
NSK, Ltd.	696,800	8,981,935
Sanwa Holdings Corp.	645,000	6,984,456
Seven & i Holdings Company, Ltd.	90,400	3,643,541
Sumitomo Osaka Cement Company, Ltd.	1,485,000	6,951,008
Suzuki Motor Corp.	186,400	8,835,606
Tokio Marine Holdings, Inc.	221,600	9,319,000
Zenkoku Hosho Company, Ltd.	163,300	7,022,350
Luxembourg 1.0%		7,799,634
Ternium SA, ADR	254,890	7,799,634
Malta 0.0%		51,408
BGP Holdings PLC (A)	2,714,128	51,408
Mexico 0.8%		5,806,036
Cemex SAB de CV, ADR (A)	597,944	5,806,036
Netherlands 2.7%		20,159,906
Koninklijke Ahold Delhaize NV	177,722	3,635,135
Koninklijke Philips NV	306,524	11,714,133
Randstad Holding NV	79,784	4,810,638
Norway 0.5%		3,718,971
Yara International ASA	93,568	3,718,971
South Korea 3.5%		26,447,835
BNK Financial Group, Inc.	380,660	3,846,400
LG Chem, Ltd.	26,259	7,698,504
LG Uplus Corp.	577,323	8,582,673
Samsung Electronics Company, Ltd.	2,939	6,320,258
Sweden 0.4%		3,232,696
SKF AB, B Shares	162,642	3,232,696
Switzerland 6.1%		45,792,378
Dufry AG (A)	20,099	3,201,883
Ferrexpo PLC	1,130,130	3,549,948
Georg Fischer AG	7,351	8,360,598
LafargeHolcim, Ltd. (A)	137,690	8,227,141
Roche Holding AG	50,828	12,868,088

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND 3

		Shares	Value
Switzerland (continued)
Swiss Re AG		99,414	$9,584,720
Taiwan 0.5%			3,849,017
Hon Hai Precision Industry Company, Ltd.		989,700	3,849,017
United Kingdom 19.9%			149,793,404
Admiral Group PLC		105,432	2,876,181
Aldermore Group PLC (A)		1,634,388	4,678,522
Babcock International Group PLC		335,460	3,736,915
BAE Systems PLC		451,021	3,578,323
Cineworld Group PLC		1,183,972	10,764,790
ConvaTec Group PLC (A)(C)		1,443,486	5,916,108
Direct Line Insurance Group PLC		1,472,764	7,278,552
Equiniti Group PLC (C)		3,060,544	10,613,371
GlaxoSmithKline PLC		375,004	7,465,192
Ibstock PLC (C)		1,539,004	5,180,524
Imperial Brands PLC		76,354	3,144,508
Lloyds Banking Group PLC		10,554,530	9,124,783
Melrose Industries PLC		1,412,076	4,329,452
Micro Focus International PLC		229,677	6,763,605
Nomad Foods, Ltd. (A)		676,210	9,635,993
Persimmon PLC		237,194	7,837,109
RPC Group PLC		833,033	9,849,617
Tesco PLC (A)		1,692,691	3,890,675
Victrex PLC		144,241	3,753,934
Vodafone Group PLC		4,202,201	12,318,134
WH Smith PLC		470,417	10,928,395
WPP PLC		300,519	6,128,721
United States 2.7%			20,743,733
Flex, Ltd. (A)		750,167	11,995,174
Shire PLC		156,497	8,748,559
Preferred securities 2.5%			$18,445,712
(Cost $16,554,859)
Germany 1.2%			8,471,311
Volkswagen AG		55,084	8,471,311
South Korea 1.3%			9,974,401
Samsung Electronics Company, Ltd.		5,785	9,974,401
	Yield (%)	Shares	Value
Securities lending collateral 1.0%			$7,621,970
(Cost $7,621,796)
John Hancock Collateral Trust (D)	1.1917(E)	761,725	7,621,970
Short-term investments 3.1%			$23,300,572
(Cost $23,300,572)
Money market funds 3.1%			23,300,572
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(E)	23,300,572	23,300,572
Total investments (Cost $652,454,718)† 99.1%			$746,511,460
Other assets and liabilities, net 0.9%			6,921,671
Total net assets 100.0%			$753,433,131
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND 4

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $7,240,506.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $655,238,920. Net unrealized appreciation aggregated to $91,272,540, of which $96,834,880 related to appreciated investment securities and $5,562,340 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-17:

Industrials	21.4%
Information technology	13.6%
Consumer discretionary	12.6%
Financials	11.9%
Materials	10.8%
Consumer staples	10.1%
Health care	7.3%
Telecommunication services	4.9%
Energy	2.4%
Short-term investments and other	5.0%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND 5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common stocks
Austria	$3,792,923	—	$3,792,923	—
Belgium	11,340,272	—	11,340,272	—
Canada	8,727,309	$8,727,309	—	—
China	5,950,428	5,950,428	—	—
France	97,566,170	—	97,566,170	—
Germany	83,564,466	—	83,564,466	—
Hong Kong	17,661,116	—	17,661,116	—
India	8,943,177	8,943,177	—	—
Indonesia	4,379,144	—	4,379,144	—
Ireland	11,062,202	—	11,062,202	—
Italy	16,045,038	—	16,045,038	—
Japan	140,715,943	—	140,715,943	—
Luxembourg	7,799,634	7,799,634	—	—
Malta	51,408	—	—	$51,408
Mexico	5,806,036	5,806,036	—	—
Netherlands	20,159,906	—	20,159,906	—
Norway	3,718,971	—	3,718,971	—
South Korea	26,447,835	—	26,447,835	—
Sweden	3,232,696	—	3,232,696	—
Switzerland	45,792,378	—	45,792,378	—

       6

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Taiwan	3,849,017	—	3,849,017	—
United Kingdom	149,793,404	9,635,993	140,157,411	—
United States	20,743,733	11,995,174	8,748,559	—
Preferred securities
Germany	8,471,311	—	8,471,311	—
South Korea	9,974,401	—	9,974,401	—
Securities lending collateral	7,621,970	7,621,970	—	—
Short-term investments	23,300,572	23,300,572	—	—
Total investments in securities	$746,511,460	$89,780,293	$656,679,759	$51,408

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	455Q3	07/17
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		9/17

John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)

	Shares	Value
Common stocks 92.0%		$1,007,545,087
(Cost $817,664,337)
Argentina 1.9%		21,373,804
Banco Macro SA, ADR	110,072	9,555,350
YPF SA, ADR	585,072	11,818,454
Brazil 6.7%		73,040,323
Ambev SA, ADR	1,965,963	11,953,055
B3 SA - Brasil Bolsa Balcao	1,774,100	11,657,225
Klabin SA	2,215,400	11,367,037
Kroton Educacional SA	2,913,600	14,089,851
Odontoprev SA	2,778,700	11,592,954
Ultrapar Participacoes SA	521,700	12,380,201
China 22.7%		248,234,193
3SBio, Inc. (A)(B)	7,971,500	9,993,811
Alibaba Group Holding, Ltd., ADR (B)	294,260	45,595,587
Anhui Conch Cement Company, Ltd., H Shares	3,859,000	14,256,318
Baidu, Inc., ADR (B)	126,798	28,700,727
Bank of China, Ltd., H Shares	27,794,000	13,669,448
China Construction Bank Corp., H Shares	23,005,000	19,101,385
China Lodging Group, Ltd., ADR (B)	124,081	12,622,760
China Pacific Insurance Group Company, Ltd., H Shares	2,627,800	11,578,622
Ctrip.com International, Ltd., ADR (B)	91,786	5,482,378
Dali Foods Group Company, Ltd. (A)	16,389,000	9,880,791
Ping An Insurance Group Company of China, Ltd., H Shares	6,095,500	45,119,581
Semiconductor Manufacturing International Corp. (B)	7,762,500	8,509,159
Tencent Holdings, Ltd.	438,600	17,506,273
Wuxi Biologics Cayman, Inc. (A)(B)	1,387,500	6,217,353
Czech Republic 1.2%		13,641,732
Komercni Banka AS	316,643	13,641,732
Greece 0.5%		5,030,374
Alpha Bank AE (B)	2,098,366	5,030,374
Hong Kong 4.8%		52,493,738
AIA Group, Ltd.	3,619,200	28,466,847
China Gas Holdings, Ltd.	4,784,000	11,571,841
Hong Kong Exchanges & Clearing, Ltd.	437,200	12,455,050
India 11.9%		130,896,374
HDFC Bank, Ltd.	431,815	12,346,668
Housing Development Finance Corp., Ltd.	638,012	17,777,804
ICICI Bank, Ltd.	2,535,509	11,939,079
ICICI Bank, Ltd., ADR	1,053,835	9,811,204
ITC, Ltd.	3,587,027	15,939,075
MakeMyTrip, Ltd. (B)	90,589	2,948,674
Reliance Industries, Ltd.	806,098	20,294,972
Tata Motors, Ltd., ADR (B)	369,122	12,712,562
UltraTech Cement, Ltd.	217,827	13,798,057
Vakrangee, Ltd.	1,940,662	13,328,279
Indonesia 3.9%		43,003,598
Astra International Tbk PT	22,476,700	13,448,858
Bank Rakyat Indonesia Persero Tbk PT	10,906,900	12,084,536
Matahari Department Store Tbk PT	7,036,600	6,689,736

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND 2

	Shares	Value
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	30,672,600	$10,780,468
Jordan 0.7%		7,606,791
Hikma Pharmaceuticals PLC	408,645	7,606,791
Macau 1.4%		15,348,800
Sands China, Ltd.	3,314,000	15,348,800
Mexico 3.9%		42,489,388
Cemex SAB de CV (B)	19,741,200	19,073,087
Fomento Economico Mexicano SAB de CV	1,032,000	10,406,085
Grupo Financiero Banorte SAB de CV, Series O	1,963,000	13,010,216
Peru 1.6%		17,791,399
Credicorp, Ltd.	96,097	17,791,399
Russia 4.1%		45,427,456
Magnit PJSC, GDR	274,772	10,085,271
Magnit PJSC, GDR	12,300	451,461
Sberbank of Russia PJSC, ADR	1,993,890	23,418,238
Yandex NV, Class A (B)	395,876	11,472,486
South Africa 6.3%		69,128,270
Mondi PLC	536,362	14,127,474
Naspers, Ltd., N Shares	248,811	55,000,796
South Korea 7.0%		76,526,622
Hana Financial Group, Inc.	413,529	18,868,159
LG Household & Health Care, Ltd.	26,775	23,710,423
NAVER Corp.	20,927	15,026,142
Netmarble Games Corp. (A)(B)	71,680	9,159,769
Samsung Fire & Marine Insurance Company, Ltd.	37,418	9,762,129
Switzerland 1.0%		10,859,756
Luxoft Holding, Inc. (B)	172,514	10,859,756
Taiwan 7.8%		85,190,325
Advanced Semiconductor Engineering, Inc.	10,345,000	13,879,240
Delta Electronics, Inc.	2,277,000	12,099,076
Taiwan Semiconductor Manufacturing Company, Ltd.	2,631,000	18,598,289
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	843,040	30,315,718
Win Semiconductors Corp.	1,759,840	10,298,002
Thailand 1.0%		10,430,953
Kasikornbank PCL	1,753,400	10,430,953
United Kingdom 2.1%		23,062,085
Rio Tinto PLC	492,075	23,062,085
United States 1.5%		15,969,106
Samsonite International SA	3,813,300	15,969,106
Preferred securities 6.8%		$74,873,149
(Cost $48,205,144)
Brazil 1.3%		14,166,042
Itau Unibanco Holding SA	1,183,673	14,166,042
South Korea 5.5%		60,707,107
Hyundai Motor Company	109,151	9,848,843
Samsung Electronics Company, Ltd.	29,497	50,858,264

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND 3

	Yield (%)	Shares	Value
Short-term investments 1.9%			$21,613,753
(Cost $21,613,753)
Money market funds 1.9%			21,613,753
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.8429(C)	21,613,753	21,613,753
Total investments (Cost $887,483,234)† 100.7%			$1,104,031,989
Other assets and liabilities, net (0.7%)			(8,195,120)
Total net assets 100.0%			$1,095,836,869
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $889,502,142. Net unrealized appreciation aggregated to $214,529,847, of which $224,722,475 related to appreciated investment securities and $10,192,628 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-17:

Financials	31.0%
Information technology	27.1%
Consumer discretionary	15.1%
Materials	8.7%
Consumer staples	7.5%
Energy	4.0%
Health care	3.3%
Utilities	1.1%
Telecommunication services	1.0%
Short-term investments and other	1.2%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common stocks
Argentina	$21,373,804	$21,373,804	—	—
Brazil	73,040,323	73,040,323	—	—
China	248,234,193	98,618,805	$149,615,388	—
Czech Republic	13,641,732	—	13,641,732	—
Greece	5,030,374	—	5,030,374	—
Hong Kong	52,493,738	—	52,493,738	—
India	130,896,374	25,472,440	105,423,934	—
Indonesia	43,003,598	—	43,003,598	—
Jordan	7,606,791	—	7,606,791	—
Macau	15,348,800	—	15,348,800	—
Mexico	42,489,388	42,489,388	—	—
Peru	17,791,399	17,791,399	—	—
Russia	45,427,456	34,890,724	10,536,732	—
South Africa	69,128,270	—	69,128,270	—
South Korea	76,526,622	9,159,769	67,366,853	—
Switzerland	10,859,756	10,859,756	—	—
Taiwan	85,190,325	30,315,718	54,874,607	—
Thailand	10,430,953	—	10,430,953	—
United Kingdom	23,062,085	—	23,062,085	—
United States	15,969,106	—	15,969,106	—
Preferred securities

       5

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Brazil	14,166,042	14,166,042	—	—
South Korea	60,707,107	—	60,707,107	—
Short-term investments	21,613,753	21,613,753	—	—
Total investments in securities	$1,104,031,989	$399,791,921	$704,240,068	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	456Q3	07/17
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.		9/17

John Hancock

Global Focused Strategies Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 26.7%		$12,325,620
(Cost $11,430,594)
Argentina 2.5%		1,129,852
Adecoagro SA (A)	4,179	42,500
Banco Macro SA, ADR	1,687	146,448
BBVA Banco Frances SA, ADR	6,466	101,322
Grupo Financiero Galicia SA, ADR	3,833	139,215
Grupo Supervielle SA, ADR	1,999	35,822
IRSA Inversiones y Representaciones SA, ADR (A)	1,501	33,412
MercadoLibre, Inc.	658	189,780
Pampa Energia SA, ADR (A)	1,162	63,155
Petrobras Argentina SA, ADR (A)	3,773	42,220
Telecom Argentina SA, ADR	4,677	123,426
Transportadora de Gas del Sur SA (A)	2,580	39,216
YPF SA, ADR	8,581	173,336
Belgium 0.1%		40,404
Proximus SADP	1,149	40,404
Finland 0.2%		98,494
Elisa OYJ	1,133	46,642
Fortum OYJ	3,171	51,852
France 1.6%		717,064
Danone SA	3,437	256,469
Engie SA	8,505	136,983
Orange SA	12,765	214,794
Suez	2,289	41,388
Veolia Environnement SA	2,992	67,430
Germany 1.4%		650,016
Deutsche Telekom AG	12,154	222,038
E.ON SE	10,343	102,320
Freenet AG	1,106	37,333
Innogy SE (B)	906	38,052
RWE AG	2,272	47,872
Suedzucker AG	4,300	91,776
Symrise AG	1,580	110,625
Indonesia 3.4%		1,569,741
Adhi Karya Persero Tbk PT	464,900	77,411
Agung Podomoro Land Tbk PT	3,704,500	62,274
AKR Corporindo Tbk PT	145,300	75,244
Alam Sutera Realty Tbk PT	2,495,700	60,323
Bank Central Asia Tbk PT	66,000	92,667
Bank Mandiri Persero Tbk PT	91,900	94,067
Bank Negara Indonesia Persero Tbk PT	185,000	103,362
Bank Rakyat Indonesia Persero Tbk PT	85,200	94,399
Bank Tabungan Negara Persero Tbk PT	571,300	111,470
Bekasi Fajar Industrial Estate Tbk PT	3,565,300	82,940
Bumi Serpong Damai Tbk PT	532,800	71,564
Ciputra Development Tbk PT	640,803	49,779
Indofood Sukses Makmur Tbk PT	124,800	78,438
Intiland Development Tbk PT	1,806,400	54,503
Kawasan Industri Jababeka Tbk PT	3,318,831	79,198
Lippo Karawaci Tbk PT	1,149,500	61,677

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 2

	Shares	Value
Indonesia (continued)
Pakuwon Jati Tbk PT	1,436,900	$76,540
Summarecon Agung Tbk PT	729,500	53,635
Surya Semesta Internusa Tbk PT	1,789,400	92,031
United Tractors Tbk PT	43,500	98,219
Ireland 0.5%		234,866
Glanbia PLC	4,830	99,987
Kerry Group PLC, Class A	1,499	134,879
Italy 0.9%		434,239
Enel SpA	39,153	223,340
Snam SpA	15,195	71,891
Telecom Italia SpA (A)	87,750	90,278
Terna Rete Elettrica Nazionale SpA	8,530	48,730
Luxembourg 0.1%		65,094
Globant SA (A)	1,416	65,094
Netherlands 1.0%		444,875
Altice NV, Class A (A)	2,966	73,074
Heineken NV	2,750	286,959
Koninklijke KPN NV	23,396	84,842
Norway 0.2%		112,889
Orkla ASA	10,959	112,889
Portugal 0.1%		54,819
EDP - Energias de Portugal SA	15,440	54,819
Russia 3.4%		1,546,685
Lenta, Ltd. (A)	16,035	96,261
LUKOIL PJSC, ADR	4,552	212,102
Magnit PJSC, GDR	5,174	189,907
Mail.Ru Group, Ltd., GDR (A)	7,854	217,015
RusHydro PJSC, ADR	121,178	151,478
Sberbank of Russia PJSC, ADR	22,914	269,125
VTB Bank PJSC, GDR	96,974	187,129
Yandex NV, Class A (A)	7,718	223,668
Spain 1.4%		651,045
Enagas SA	1,569	44,345
Endesa SA	2,049	48,507
Gas Natural SDG SA	1,994	46,668
Iberdrola SA	27,761	218,837
Red Electrica Corp. SA	2,573	55,122
Telefonica SA	20,981	237,566
Switzerland 1.6%		736,599
Chocoladefabriken Lindt & Spruengli AG	2	136,306
Givaudan SA	73	145,241
Nestle SA	5,391	455,052
United Kingdom 1.0%		457,653
Unilever NV	7,853	457,653
United States 7.2%		3,338,167
Alexandria Real Estate Equities, Inc.	1,588	192,545
American Tower Corp.	1,392	189,771
Bank of America Corp.	6,300	151,956

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 3

				Shares	Value
United States (continued)
BB&T Corp.				1,008	$47,699
Citigroup, Inc.				2,482	169,893
Comerica, Inc.				281	20,319
DCT Industrial Trust, Inc.				3,396	191,331
Douglas Emmett, Inc.				5,083	194,476
Empire State Realty Trust, Inc., Class A				9,470	197,828
Fifth Third Bancorp				1,183	31,586
GGP, Inc.				8,079	182,666
Hudson Pacific Properties, Inc.				5,961	195,044
Huntington Bancshares, Inc.				1,138	15,079
Invitation Homes, Inc.				8,953	190,878
JPMorgan Chase & Co.				1,696	155,693
KeyCorp				1,650	29,766
M&T Bank Corp.				158	25,778
Mid-America Apartment Communities, Inc.				1,877	194,326
People’s United Financial, Inc.				817	14,248
Prologis, Inc.				3,138	190,822
Regions Financial Corp.				2,145	31,317
Simon Property Group, Inc.				1,172	185,762
SL Green Realty Corp.				1,884	194,561
SunTrust Banks, Inc.				617	35,348
The PNC Financial Services Group, Inc.				533	68,650
U.S. Bancorp				1,345	70,989
Wells Fargo & Company				2,747	148,173
Zions Bancorporation				478	21,663
Uruguay 0.1%					43,118
Arcos Dorados Holdings, Inc., Class A (A)				4,900	43,118
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 15.5%					$7,115,015
(Cost $7,163,779)
United States 15.5%					7,115,015
U.S. Treasury
Treasury Inflation Protected Security	0.625	01-15-24		6,650,000	7,115,015
Corporate bonds 5.9%					$2,724,966
(Cost $2,482,414)
Belgium 0.7%					339,735
KBC Group NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate +
4.759%) (C)	5.625	03-19-19	EUR	274,000	339,735
Denmark 0.5%					215,750
Danske Bank A/S (6.125% to 3-28-24, then 7 Year U.S. Swap Rate +
3.896%) (C)	6.125	03-28-24		200,000	215,750
France 1.4%					654,559
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate +
6.283%)	8.125	09-19-33		200,000	212,663
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate +
5.538%) (C)	6.750	04-07-21	EUR	174,000	229,668
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate +
6.394%) (C)	8.250	11-29-18		200,000	212,228
Germany 0.6%					255,718
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate +
7.180%) (C)	7.625	04-30-20	EUR	200,000	255,718

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 4

	Rate (%)	Maturity date		Par value^	Value
Italy 1.0%					$484,425
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate +
6.884%) (C)	7.000	01-19-21	EUR	200,000	256,884
UniCredit SpA	6.950	10-31-22	EUR	157,000	227,541
Switzerland 1.2%					553,903
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate
+ 5.108%) (C)	7.125	07-29-22		200,000	219,012
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750	02-12-26	EUR	100,000	131,253
UBS AG (4.750% to 5-22-18, then 5 Year U.S. Swap Rate + 3.765%)	4.750	05-22-23		200,000	203,638
United Kingdom 0.5%					220,876
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%) (C)	8.625	08-15-21		200,000	220,876
			Shares/Notional amount		Value
Purchased options 1.3%					$588,246
(Cost $374,154)
Calls 1.3%					588,246
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 9-18-17;
Strike Price: EUR 130.79; Counterparty: Morgan Stanley & Company, Inc.) (A)				7,300	59,312
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 9-18-17;
Strike Price: EUR 132.02; Counterparty: BNP Paribas Securities Corp.) (A)				4,150	29,496
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-18;
Strike Price: KRW 310.00; Counterparty: Societe Generale) (A)				19,628,000	393,260
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-18;
Strike Price: KRW 330.00; Counterparty: Societe Generale) (A)				9,000,000	106,178
	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 45.1%					$20,793,536
(Cost $20,798,146)
Certificate of deposit 6.5%					2,995,073
Credit Suisse First Boston	1.296	09-12-17		1,000,000	998,968
Natixis SA	1.370	11-13-17		1,000,000	996,095
Sumitomo Mitsui Financial Group, Inc.	1.240	08-18-17		1,000,000	1,000,010
Commercial paper 20.6%					9,487,855
Agence Centrale Organismes	1.118	08-03-17		1,000,000	999,895
Bank Nederlandse Gemeenten	1.061	08-21-17		1,000,000	999,293
Dekabank Deutsche Girozentrale	1.196	08-07-17		1,000,000	999,753
Landeskreditbank Baden-Wuerttemberg Foerderbank	1.107	08-24-17		1,000,000	999,201
Nationwide Building Society	1.235	08-14-17		1,000,000	999,514
Nordea Bank AB	1.137	09-11-17		1,000,000	998,548
NRW.BANK	1.179	08-21-17		1,000,000	999,300
Skandinaviska Enskilda Banken AB	1.164	08-10-17		1,000,000	999,730
Standard Chartered PLC	1.304	10-19-17		1,000,000	997,035
UBS Group AG	1.516	02-20-18		500,000	495,586
Time deposits 8.4%					3,857,162
BNP Paribas SA	1.170	08-01-17		1,815,036	1,815,036
KBC Bank NV	1.100	08-01-17		1,490,009	1,490,009
Societe Generale SA	1.000	08-01-17		552,117	552,117
U.S. Government 8.6%					3,993,292
U.S. Treasury Bill (D)	0.833	08-31-17		2,000,000	1,998,380
U.S. Treasury Bill	1.024	10-26-17		2,000,000	1,994,912

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 5

	Yield (%)	Shares	Value
Money market funds 1.0%			460,154
Federated Government Obligations Fund, Institutional Class	0.8586(E)	460,154	460,154
Total investments (Cost $42,249,087)† 94.5%			$43,547,383
Other assets and liabilities, net 5.5%			2,516,983
Total net assets 100.0%			$46,064,366
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
KRW	Korean Won
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	The rate shown is the annualized seven-day yield as of 7-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $42,253,354. Net unrealized appreciation aggregated to $1,294,029, of which $1,766,350 related to appreciated investment securities and $472,321 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-17:

U.S. Government	15.5%
Financials	11.2%
Real estate	6.3%
Consumer staples	5.3%
Utilities	2.9%
Telecommunication services	2.5%
Energy	1.5%
Information technology	1.5%
Purchased options	1.3%
Industrials	0.6%
Materials	0.5%
Consumer discretionary	0.3%
Short-term investments and other	50.6%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 6

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Euro STOXX 50 Index Dividend Futures	154	Long	Dec 2019	$2,077,361	$2,198,594	$121,233
Euro STOXX 50 Index Dividend Futures	125	Long	Dec 2020	1,638,078	1,722,423	84,345
Euro STOXX 50 Index Futures	59	Long	Sep 2017	2,482,135	2,401,236	(80,899)
Euro STOXX 600 Futures	64	Long	Sep 2017	1,443,776	1,426,238	(17,538)
FTSE 100 Index Futures	24	Long	Sep 2017	2,344,289	2,316,656	(27,633)
S&P MidCap 400 Index E-Mini Futures	16	Long	Sep 2017	2,805,532	2,815,680	10,148
Tokyo Price Index Futures	16	Long	Sep 2017	2,321,240	2,349,676	28,436
VSTOXX Futures	299	Long	Aug 2017	603,161	515,005	(88,156)
VSTOXX Futures	293	Long	Sep 2017	614,958	546,292	(68,666)
10-Year U.S. Treasury Note Futures	63	Short	Sep 2017	(7,909,945)	(7,931,109)	(21,164)
CBOE Volatility Index Futures	46	Short	Aug 2017	(618,356)	(518,650)	99,706
CBOE Volatility Index Futures	43	Short	Sep 2017	(596,801)	(536,425)	60,376
Euro BTP Futures	35	Short	Sep 2017	(5,542,837)	(5,644,814)	(101,977)
						$(1,789)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
ARS	2,015,500	USD	116,144	Citigroup	8/24/2017	—	$(3,586)
ARS	1,086,500	USD	64,328	Citigroup	9/8/2017	—	(4,210)
ARS	1,085,000	USD	63,376	Citigroup	10/17/2017	—	(4,625)
AUD	200,000	USD	153,540	Chase	8/22/2017	$6,418	—
BRL	2,352,700	USD	714,706	Goldman Sachs	8/24/2017	36,176	—
BRL	6,721,700	USD	2,110,204	HSBC	8/24/2017	35,078	—
CHF	21,072	USD	21,750	Societe General	8/22/2017	73	—
COP	721,900,000	USD	243,216	Deutsche Bank	8/24/2017	—	(2,139)
COP	424,650,000	USD	143,511	Deutsche Bank	9/8/2017	—	(1,952)
COP	422,500,000	USD	143,342	Deutsche Bank	10/17/2017	—	(3,123)
CZK	480,400	USD	21,668	Citigroup	8/24/2017	174	—
CZK	1,813,400	USD	77,576	Merrill Lynch	8/24/2017	4,870	—
CZK	911,500	USD	38,931	Morgan Stanley & Company, Inc.	8/24/2017	2,509	—
EUR	80,246	USD	94,026	Bank National Paris	8/22/2017	1,080	—
EUR	139,000	USD	158,108	Morgan Stanley & Company, Inc.	8/22/2017	6,632	—
EUR	2,800,000	USD	3,288,156	Societe General	8/24/2017	30,739	—
GBP	42,379	USD	54,920	Morgan Stanley & Company, Inc.	10/12/2017	1,129	—
HUF	16,415,000	USD	63,207	Citigroup	8/24/2017	772	—
HUF	60,960,000	USD	223,112	Merrill Lynch	8/24/2017	14,486	—
HUF	30,390,000	USD	111,427	Societe General	8/24/2017	7,021	—
IDR	13,129,500,000	USD	980,856	Merrill Lynch	8/24/2017	2,084	—
INR	22,624,000	USD	348,143	Merrill Lynch	8/24/2017	3,414	—
JPY	14,000,000	USD	126,083	Citigroup	8/22/2017	1,028	—
JPY	14,000,000	USD	126,304	Barclays Capital	8/24/2017	820	—
JPY	268,300,000	USD	2,446,959	Societe General	9/14/2017	—	(8,351)
MXN	3,967,000	USD	210,194	JPMorgan Chase	8/24/2017	11,749	—
MXN	3,917,000	USD	209,000	Merrill Lynch	8/24/2017	10,146	—
MXN	2,155,500	USD	120,909	Morgan Stanley & Company, Inc.	8/24/2017	—	(314)
MXN	3,976,000	USD	208,712	Merrill Lynch	10/17/2017	11,887	—
MYR	212,100	USD	49,475	Citigroup	8/24/2017	14	—
MYR	993,950	USD	232,159	Merrill Lynch	8/24/2017	—	(241)
NOK	43,558	USD	5,486	Chase	8/22/2017	56	—
PEN	360,200	USD	109,725	HSBC	8/24/2017	1,177	—

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
PEN	221,600	USD	67,213	HSBC	9/8/2017	$915	—
PEN	220,500	USD	66,590	HSBC	10/17/2017	951	—
RON	375,300	USD	92,548	Bank National Paris	8/24/2017	4,933	—
RON	578,650	USD	144,958	Deutsche Bank	8/24/2017	5,341	—
RON	371,200	USD	91,804	Societe General	8/24/2017	4,612	—
RUB	19,558,000	USD	335,634	Chase	8/24/2017	—	$(10,064)
RUB	7,089,000	USD	123,041	Merrill Lynch	8/24/2017	—	(5,035)
SEK	27,900,000	EUR	2,898,456	Citigroup	8/10/2017	24,565	—
THB	18,967,000	USD	557,113	Merrill Lynch	8/24/2017	12,957	—
TRY	220,300	USD	61,911	Citigroup	8/24/2017	217	—
TRY	1,024,550	USD	281,113	Merrill Lynch	8/24/2017	7,823	—
USD	121,134	AUD	163,000	Morgan Stanley & Company, Inc.	8/22/2017	—	(9,231)
USD	128,204	AUD	170,000	Societe General	8/22/2017	—	(7,760)
USD	387,532	BRL	1,300,000	HSBC	8/24/2017	—	(27,373)
USD	1,490,951	CAD	2,010,000	Morgan Stanley & Company, Inc.	9/14/2017	—	(122,262)
USD	785,437	CHF	755,998	Chase	8/22/2017	2,535	—
USD	133,825	EUR	120,000	Barclays Capital	8/22/2017	—	(8,397)
USD	5,053,986	EUR	4,552,088	Morgan Stanley & Company, Inc.	8/22/2017	—	(341,063)
USD	3,881,092	EUR	3,440,000	Merrill Lynch	8/24/2017	—	(196,408)
USD	1,945,220	EUR	1,720,000	Merrill Lynch	10/17/2017	—	(99,395)
USD	1,380,643	GBP	1,055,000	Bank National Paris	8/24/2017	—	(12,457)
USD	2,411,680	GBP	1,852,000	Merrill Lynch	8/29/2017	—	(34,290)
USD	269,452	GBP	207,903	Morgan Stanley & Company, Inc.	10/12/2017	—	(5,520)
USD	1,509,002	IDR	20,284,000,000	HSBC	8/29/2017	—	(8,708)
USD	127,438	JPY	14,000,000	Citigroup	8/22/2017	327	—
USD	179,232	JPY	20,000,000	Chase	8/24/2017	—	(2,373)
USD	3,070,766	KRW	3,447,500,000	HSBC	8/29/2017	—	(10,592)
USD	117,744	NOK	984,495	Bank National Paris	8/22/2017	—	(7,526)
USD	1,373,110	RUB	78,900,000	HSBC	8/29/2017	61,125	—
ZAR	1,459,000	USD	111,623	Citigroup	8/24/2017	—	(1,365)
ZAR	4,576,000	USD	343,345	Merrill Lynch	8/24/2017	2,467	—
ZAR	2,228,500	USD	170,559	Morgan Stanley & Company, Inc.	8/24/2017	—	(2,149)
						$318,300	$(940,509)

WRITTEN OPTIONS

Options on index
Counterparty (OTC)/					Number
Exchange-	Name of		Exercise	Expiration	of	Notional
traded	issuer		price	date	contracts	amount	Premium	Value
Calls
Exchange-traded	OMX Stockholm Index	SEK	1,550.00	Sep 2017	40	4,000	$14,553	$(15,111)
Exchange-traded	S&P 500 Index	USD	2,475.00	Sep 2017	3	300	7,194	(6,930)
							$21,747	$(22,041)
Puts
BNP Paribas	Euro STOXX Banks Index	EUR	132.02	Sep 2017	4,150	4,150	$12,113	$(12,425)
Morgan Stanley & Company, Inc.	Euro STOXX Banks Index	EUR	130.79	Sep 2017	7,300	7,300	51,776	(18,572)
							$63,889	$(30,997)
Exchange-traded	OMX Stockholm Index	SEK	1,550.00	Sep 2017	40	4,000	13,503	(14,863)
Exchange-traded	S&P 500 Index	USD	2,475.00	Sep 2017	3	300	9,264	(9,030)
							$22,767	$(23,893)
							$108,403	$(76,931)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 8

SWAPS

Interest rate swaps

								Unamortized
								upfront
					Fixed	Floating		payment	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	34,300,000	AUD	6 Month BBSW	Fixed 2.730%	Semiannual	Semiannual	Mar 2021	—	$125,714	$125,714
Centrally cleared	25,800,000	USD	3 Month LIBOR	Fixed 2.105%	Semiannual	Quarterly	Apr 2021	—	62,240	62,240
Centrally cleared	4,570,000,000	HUF	Fixed 1.300%	6 Month BUBOR	Annual	Semiannual	Jul 2021	—	26,990	26,990
Centrally cleared	10,500,000	USD	Fixed 2.305%	3 Month LIBOR	Semiannual	Quarterly	Apr 2024	—	(43,254)	(43,254)
Centrally cleared	736,000,000	JPY	6 Month LIBOR	Fixed 0.243%	Semiannual	Semiannual	Sep 2028	—	(73,984)	(73,984)
Centrally cleared	68,700,000	JPY	6 Month LIBOR	Fixed 0.300%	Semiannual	Semiannual	Dec 2028	—	(4,448)	(4,448)
Centrally cleared	539,000,000	JPY	6 Month LIBOR	Fixed 0.380%	Semiannual	Semiannual	May 2029	—	(13,906)	(13,906)
Centrally cleared	373,000,000	JPY	Fixed 0.548%	6 Month LIBOR	Semiannual	Semiannual	Sep 2038	—	138,723	138,723
Centrally cleared	37,300,000	JPY	Fixed 0.640%	6 Month LIBOR	Semiannual	Semiannual	Dec 2038	—	8,760	8,760
Centrally cleared	281,000,000	JPY	Fixed 0.758%	6 Month LIBOR	Semiannual	Semiannual	May 2039	—	22,696	22,696
								—	$249,531	$249,531

Credit default swaps -- Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	ITRAX ASIA IGS.27.V1 5Y	4,910,000	USD	$4,910,000	1.000%	Quarterly	Jun 2022	$(2,771)	$(41,952)	$ (44,723)
				$4,910,000				$(2,771)	$(41,952)	$(44,723)

Credit default swaps -- Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.IG.28.V1 5Y	0.606%	7,370,000	USD	$7,370,000	1.000%	Quarterly	Jun 2022	$110,145	$45,360	$155,505
					$7,370,000				$110,145	$45,360	$155,505

Total return swaps

					Notional
					amount/			Unrealized
Pay/	Reference	Floating	Payment		contract	Maturity	Counterparty	appreciation
receive	entity	rate	frequency	Currency	amount	date	(OTC)	(depreciation)	Value
Pay	Kingfisher PLC	LIBOR-BBA	Monthly	GBP	32,830	Sep 2017	BNP Paribas Securities Corp.	$1,062	$1,062
Pay	Marks and Spencer Group PLC	LIBOR-BBA	Monthly	GBP	81,869	Sep 2017	BNP Paribas Securities Corp.	2,071	2,071
Pay	Tesco PLC	LIBOR-BBA	Monthly	GBP	48,667	Sep 2017	BNP Paribas Securities Corp.	366	366
Pay	Indice Bovespa	LIBOR-BBA	Quarterly	USD	1,473,290	Sep 2017	BNP Paribas Securities Corp.	(173,725)	(173,725)
Pay	Tokyo Stock Price Index	LIBOR-BBA	Quarterly	JPY	246,988,759	Apr 2018	BNP Paribas Securities Corp.	(6,515)	(6,515)
Pay	Debenhams PLC	LIBOR-BBA	Monthly	GBP	6,067	Sep 2017	Goldman Sachs	(47)	(47)
Pay	Debenhams PLC	LIBOR-BBA	Monthly	GBP	51,445	Sep 2017	Goldman Sachs	(397)	(397)
Pay	Campbell Soup Company	LIBOR-BBA	Monthly	USD	177,122	Jun 2018	Goldman Sachs	(3,472)	(3,472)
Pay	Campbell Soup Company	LIBOR-BBA	Monthly	USD	11,378	Jun 2018	Goldman Sachs	(32)	(32)
Pay	Conagra Brands, Inc.	LIBOR-BBA	Monthly	USD	155,347	Jun 2018	Goldman Sachs	(4,438)	(4,438)
Pay	Conagra Brands, Inc.	LIBOR-BBA	Monthly	USD	20,472	Jun 2018	Goldman Sachs	(275)	(275)
Pay	Flowers Foods, Inc.	LIBOR-BBA	Monthly	USD	56,243	Jun 2018	Goldman Sachs	123	123
Pay	Flowers Foods, Inc.	LIBOR-BBA	Monthly	USD	999	Jun 2018	Goldman Sachs	14	14
Pay	General Mills, Inc.	LIBOR-BBA	Monthly	USD	313,799	Jun 2018	Goldman Sachs	(8,601)	(8,601)
Pay	General Mills, Inc.	LIBOR-BBA	Monthly	USD	14,715	Jun 2018	Goldman Sachs	(144)	(144)
Pay	Hormel Foods Corp.	LIBOR-BBA	Monthly	USD	181,815	Jun 2018	Goldman Sachs	(5,282)	(5,282)
Pay	J.M. Smucker Company	LIBOR-BBA	Monthly	USD	152,837	Jun 2018	Goldman Sachs	(4,219)	(4,219)
Pay	J.M. Smucker Company	LIBOR-BBA	Monthly	USD	5,796	Jun 2018	Goldman Sachs	(55)	(55)
Pay	Kellogg Company	LIBOR-BBA	Monthly	USD	240,968	Jun 2018	Goldman Sachs	(4,397)	(4,397)
Pay	Kellogg Company	LIBOR-BBA	Monthly	USD	17,422	Jun 2018	Goldman Sachs	(188)	(188)
Pay	McCormick & Company	LIBOR-BBA	Monthly	USD	134,344	Jun 2018	Goldman Sachs	2,799	2,799

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 9

Total return swaps (continued)

					Notional
					amount/			Unrealized
Pay/	Reference	Floating	Payment		contract	Maturity	Counterparty	appreciation
receive	entity	rate	frequency	Currency	amount	date	(OTC)	(depreciation)	Value
Pay	McCormick & Company	LIBOR-BBA	Monthly	USD	12,116	Jun 2018	Goldman Sachs	$(81)	$(81)
Pay	Mondelez International, Inc.	LIBOR-BBA	Monthly	USD	448,653	Jun 2018	Goldman Sachs	(3,175)	(3,175)
Pay	Mondelez International, Inc.	LIBOR-BBA	Monthly	USD	6,827	Jun 2018	Goldman Sachs	5	5
Pay	Pilgrim’s Pride Corp.	LIBOR-BBA	Monthly	USD	71,908	Jun 2018	Goldman Sachs	(5,446)	(5,446)
Pay	The Hershey Company	LIBOR-BBA	Monthly	USD	240,003	Jun 2018	Goldman Sachs	2,327	2,327
Pay	The Hershey Company	LIBOR-BBA	Monthly	USD	14,190	Jun 2018	Goldman Sachs	81	81
Pay	Debenhams PLC	LIBOR-BBA	Monthly	GBP	100,599	Apr 2018	HSBC	(765)	(765)
Pay	J Sainsbury PLC	LIBOR-BBA	Monthly	GBP	125,108	Apr 2018	HSBC	1,352	1,352
Pay	Kingfisher PLC	LIBOR-BBA	Monthly	GBP	149,750	Apr 2018	HSBC	4,989	4,989
Pay	Marks and Spencer Group PLC	LIBOR-BBA	Monthly	GBP	106,867	Apr 2018	HSBC	3,386	3,386
Pay	Tesco PLC	LIBOR-BBA	Monthly	GBP	133,747	Apr 2018	HSBC	65	65
Pay	Wm Morrison Supermarkets PLC	LIBOR-BBA	Monthly	GBP	178,036	Apr 2018	HSBC	6,481	6,481
Pay	Card Factory PLC	LIBOR-BBA	Monthly	GBP	18,068	Jul 2018	HSBC	(1,072)	(1,072)
Pay	Card Factory PLC	LIBOR-BBA	Monthly	GBP	10,250	Jul 2018	HSBC	(575)	(575)
Pay	Card Factory PLC	LIBOR-BBA	Monthly	GBP	9,679	Jul 2018	HSBC	(600)	(600)
Pay	Card Factory PLC	LIBOR-BBA	Monthly	GBP	52,544	Jul 2018	HSBC	(1,933)	(1,933)
Pay	Halfords Group PLC	LIBOR-BBA	Monthly	GBP	32,264	Jul 2018	HSBC	1,105	1,105
Pay	Halfords Group PLC	LIBOR-BBA	Monthly	GBP	11,282	Jul 2018	HSBC	348	348
Pay	Halfords Group PLC	LIBOR-BBA	Monthly	GBP	12,345	Jul 2018	HSBC	376	376
Pay	Halfords Group PLC	LIBOR-BBA	Monthly	GBP	29,931	Jul 2018	HSBC	1,132	1,132
Pay	J Sainsbury PLC	LIBOR-BBA	Monthly	GBP	36,452	Jul 2018	HSBC	1,585	1,585
Pay	Kingfisher PLC	LIBOR-BBA	Monthly	GBP	49,439	Jul 2018	HSBC	2,314	2,314
Pay	Marks and Spencer Group PLC	LIBOR-BBA	Monthly	GBP	33,869	Jul 2018	HSBC	2,182	2,182
Pay	N Brown Group PLC	LIBOR-BBA	Monthly	GBP	87,519	Jul 2018	HSBC	(3,948)	(3,948)
Pay	Next PLC	LIBOR-BBA	Monthly	GBP	229,700	Jul 2018	HSBC	(13,618)	(13,618)
Pay	Tesco PLC	LIBOR-BBA	Monthly	GBP	49,387	Jul 2018	HSBC	(1,483)	(1,483)
Pay	Wm Morrison Supermarkets PLC	LIBOR-BBA	Monthly	GBP	25,739	Jul 2018	HSBC	(296)	(296)
Pay	Atresmedia Corporacion	EURIBOR-Reuters	Monthly	EUR	162,332	Jun 2018	Merrill Lynch	3,656	3,656
Pay	Atresmedia Corporacion	EURIBOR-Reuters	Monthly	EUR	10,911	Jun 2018	Merrill Lynch	346	346
Pay	ITV PLC	LIBOR-BBA	Monthly	GBP	16,190	Jun 2018	Merrill Lynch	919	919
Pay	ITV PLC	LIBOR-BBA	Monthly	GBP	135,496	Jun 2018	Merrill Lynch	7,432	7,432
Pay	Mediaset Espana Comunicacion SA	EURIBOR-Reuters	Monthly	EUR	23,676	Jun 2018	Merrill Lynch	155	155
Pay	Mediaset Espana Comunicacion SA	EURIBOR-Reuters	Monthly	EUR	86,775	Jun 2018	Merrill Lynch	1,701	1,701
Pay	Mediaset Espana Comunicacion SA	EURIBOR-Reuters	Monthly	EUR	62,891	Jun 2018	Merrill Lynch	128	128
Pay	Mediaset SpA	EURIBOR-Reuters	Monthly	EUR	38,354	Jun 2018	Merrill Lynch	67	67
Pay	Mediaset SpA	EURIBOR-Reuters	Monthly	EUR	46,896	Jun 2018	Merrill Lynch	2,040	2,040
Pay	Mediaset SpA	EURIBOR-Reuters	Monthly	EUR	58,129	Jun 2018	Merrill Lynch	1,756	1,756
Pay	Mediaset SpA	EURIBOR-Reuters	Monthly	EUR	24,857	Jun 2018	Merrill Lynch	543	543
Pay	Metropole Television	EURIBOR-Reuters	Monthly	EUR	24,121	Jun 2018	Merrill Lynch	(1,070)	(1,070)
Pay	Metropole Television	EURIBOR-Reuters	Monthly	EUR	37,760	Jun 2018	Merrill Lynch	(379)	(379)
Pay	Metropole Television	EURIBOR-Reuters	Monthly	EUR	12,872	Jun 2018	Merrill Lynch	(289)	(289)
Pay	Metropole Television	EURIBOR-Reuters	Monthly	EUR	11,325	Jun 2018	Merrill Lynch	(352)	(352)
Pay	Prosiebensat 1 Media SE	EURIBOR-Reuters	Monthly	EUR	172,081	Jun 2018	Merrill Lynch	15,340	15,340
Pay	RTL Group SA	EURIBOR-Reuters	Monthly	EUR	15,785	Jun 2018	Merrill Lynch	(92)	(92)
Pay	RTL Group SA	EURIBOR-Reuters	Monthly	EUR	30,842	Jun 2018	Merrill Lynch	121	121
Pay	RTL Group SA	EURIBOR-Reuters	Monthly	EUR	72,200	Jun 2018	Merrill Lynch	224	224
Pay	RTL Group SA	EURIBOR-Reuters	Monthly	EUR	56,417	Jun 2018	Merrill Lynch	161	161
Pay	Television Francaise	EURIBOR-Reuters	Monthly	EUR	28,395	Jun 2018	Merrill Lynch	(3,198)	(3,198)
Pay	Television Francaise	EURIBOR-Reuters	Monthly	EUR	21,896	Jun 2018	Merrill Lynch	(402)	(402)
Pay	Television Francaise	EURIBOR-Reuters	Monthly	EUR	16,540	Jun 2018	Merrill Lynch	(550)	(550)
Pay	Television Francaise	EURIBOR-Reuters	Monthly	EUR	18,493	Jun 2018	Merrill Lynch	(953)	(953)
Pay	J Sainsbury PLC	LIBOR-BBA	Monthly	GBP	59,944	Sep 2017	Societe Generale	705	705

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 10

Total return swaps (continued)

					Notional
					amount/			Unrealized
Pay/	Reference	Floating	Payment		contract	Maturity	Counterparty	appreciation
receive	entity	rate	frequency	Currency	amount	date	(OTC)	(depreciation)	Value
Pay	Wm Morrison Supermarkets PLC	LIBOR-BBA	Monthly	GBP	31,566	Sep 2017	Societe Generale	$1,487	$1,487
								$(181,120)	$(181,120)

Inflation swaps

									Unamortized
									upfront
			USD			Fixed	Floating		payment	Unrealized
Counterparty (OTC)/	Notional		notional	Payments	Payments	payment	payment	Maturity	paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Merrill Lynch	2,460,000	USD	$2,460,000	USD CPI	Fixed 2.145%	At maturity	At maturity	Mar 2022	—	$35,747	$35,747
Merrill Lynch	508,000	USD	508,000	Fixed 2.305%	USD CPI	At maturity	At maturity	Mar 2047	—	(21,316)	(21,316)
Morgan Stanley & Company, Inc.	7,000,000	GBP	8,758,101	Fixed 3.665%	GBP RPI	At maturity	At maturity	Feb 2020	—	(65,275)	(65,275)
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,765,309	Fixed 3.660%	GBP RPI	At maturity	At maturity	Mar 2020	—	(40,394)	(40,394)
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	Fixed 3.630%	GBP RPI	At maturity	At maturity	Apr 2020	—	(86,182)	(86,182)
Morgan Stanley & Company, Inc.	9,440,000	USD	9,440,000	USD CPI	Fixed 1.490%	At maturity	At maturity	Sep 2021	—	(188,006)	(188,006)
Morgan Stanley & Company, Inc.	1,760,000	USD	1,760,000	USD CPI	Fixed 2.010%	At maturity	At maturity	Nov 2021	—	6,978	6,978
Morgan Stanley & Company, Inc.	9,420,000	USD	9,420,000	USD CPI	Fixed 2.010%	At maturity	At maturity	Nov 2021	—	37,347	37,347
Morgan Stanley & Company, Inc.	9,870,000	USD	9,870,000	USD CPI	Fixed 1.968%	At maturity	At maturity	May 2022	—	37,648	37,648
Morgan Stanley & Company, Inc.	7,000,000	GBP	8,758,101	GBP RPI	Fixed 3.605%	At maturity	At maturity	Feb 2023	—	163,626	163,626
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,765,309	GBP RPI	Fixed 3.560%	At maturity	At maturity	Mar 2023	—	111,868	111,868
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	GBP RPI	Fixed 3.565%	At maturity	At maturity	Apr 2023	—	173,801	173,801
Morgan Stanley & Company, Inc.	1,370,000	USD	1,370,000	Fixed 1.898%	USD CPI	At maturity	At maturity	Sep 2046	—	102,381	102,381
Morgan Stanley & Company, Inc.	1,590,000	USD	1,590,000	Fixed 2.339%	USD CPI	At maturity	At maturity	Nov 2046	—	(78,629)	(78,629)
Morgan Stanley & Company, Inc.	1,760,000	USD	1,760,000	Fixed 2.339%	USD CPI	At maturity	At maturity	Nov 2046	—	(87,036)	(87,036)
Morgan Stanley & Company, Inc.	1,380,000	USD	1,380,000	Fixed 2.205%	USD CPI	At maturity	At maturity	May 2047	—	(14,303)	(14,303)
			$92,478,142						—	$88,255	$88,255

Variance swaps

									Unamortized
									upfront
				USD	Pay/	Volatility			payment	Unrealized
Counterparty	Reference		Notional	notional	receive	strike	Payment	Maturity	paid	appreciation
(OTC)	entity	Currency	amount	amount	volatility	rate	frequency	date	(received)	(depreciation)	Value
Societe Generale	Russell 2000 Index	USD	19,797	$19,797	Receive	24.300%	At maturity	Dec 2018	—	$(92,175)	$(92,175)
Societe Generale	S&P 500 Index	USD	19,797	19,797	Pay	18.800%	At maturity	Dec 2018	—	69,748	69,748
				$39,594					—	$(22,427)	$(22,427)
Derivatives currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 11

NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives abbreviations
BBA	The British Banker’s Association
BBSW	Bank Bill Swap Rate
BUBOR	Budapest Interbank Offered Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND 12

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$12,325,620	$5,069,024	$7,256,596	—
U.S. Government and Agency obligations	7,115,015	—	7,115,015	—
Corporate bonds	2,724,966	—	2,724,966	—
Purchased options	588,246	—	588,246	—
Short-term investments	20,793,536	—	20,793,536	—
Total investments in securities	$43,547,383	$5,069,024	$38,478,359	—
Other financial instruments:
Futures	$(1,789)	$(1,789)	—	—
Forward foreign currency contracts	(622,209)	—	$(622,209)	—
Written options	(76,931)	(45,934)	(30,997)	—
Interest rate swaps	249,531	—	249,531	—
Credit default swaps	110,782	—	110,782	—
Total return swaps	(181,120)	—	(181,120)	—
Inflation swaps	88,255	—	88,255	—
Variance swaps	(22,427)	—	(22,427)	—

       13

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended July 31, 2017, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, to gain exposure to certain securities markets and to foreign bond market, maintain diversity of the fund and manage exposure to equity volatility.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2017, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and to maintain diversity of the fund.

During the period ended July 31, 2017, the fund wrote option contracts to gain exposure to foreign currency, to maintain diversity and liquidity of the fund and to manage against anticipated changes in currency exchange rates and securities markets. The following tables summarize the fund's written options activities during the period ended July 31, 2017:

	Number of contracts*	EUR notional amount*	Premiums received
Outstanding, beginning of period	—	5,610,000	$74,930
Options written	134	18,750	344,753
Options closed	(48)	(5,617,300)	(311,280)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	86	11,450	$108,403
* The amounts for exchange-traded options on index represent number of contracts. The amounts for OTC options on index and foreign currency options represent notional amount.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps).

       14

Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also accompany the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended July 31, 2017, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to the treasuries market.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps - Buyer

During the period ended July 31, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

Credit default swaps - Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended July 31, 2017 to take a long position in the exposure of the benchmark credit.

       15

Total return swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended July 31, 2017, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the fund.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the period ended July 31, 2017 to manage duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation.

Variance swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended July 31, 2017, the fund used variance swaps to maintain diversity of the fund and to manage against anticipated changes in securities markets/volatility.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       16

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	462Q3	07/17
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund.		9/17

John Hancock

ESG All Cap Core Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 97.1%		$19,009,632
(Cost $16,851,850)
Consumer discretionary 12.5%		2,445,101
Auto components 1.3%
BorgWarner, Inc.	5,587	261,136
Hotels, restaurants and leisure 1.5%
Starbucks Corp.	5,354	289,009
Household durables 1.3%
Newell Brands, Inc.	4,687	247,099
Internet and direct marketing retail 1.2%
The Priceline Group, Inc. (A)	120	243,420
Media 1.1%
Omnicom Group, Inc.	2,629	207,007
Multiline retail 1.2%
Target Corp.	4,095	232,064
Specialty retail 2.9%
The Home Depot, Inc.	2,283	341,537
The TJX Companies, Inc.	3,288	231,179
Textiles, apparel and luxury goods 2.0%
NIKE, Inc., Class B	4,125	243,581
VF Corp.	2,397	149,069
Consumer staples 7.3%		1,420,945
Food and staples retailing 3.8%
Costco Wholesale Corp.	950	150,585
CVS Health Corp.	2,307	184,399
United Natural Foods, Inc. (A)	4,252	163,830
Whole Foods Market, Inc.	5,766	240,788
Food products 1.3%
McCormick & Company, Inc.	2,539	241,967
Household products 1.0%
The Procter & Gamble Company	2,224	201,984
Personal products 1.2%
Unilever NV	4,081	237,392
Energy 5.2%		1,028,926
Energy equipment and services 0.2%
National Oilwell Varco, Inc.	1,265	41,378
Oil, gas and consumable fuels 5.0%
Apache Corp.	3,265	161,552
EOG Resources, Inc.	3,227	307,017
Hess Corp.	3,430	152,772
Marathon Petroleum Corp.	2,290	128,217
ONEOK, Inc.	4,207	237,990
Financials 14.4%		2,822,760
Banks 8.5%
Bank of America Corp.	18,263	440,504
East West Bancorp, Inc.	5,316	302,906
First Republic Bank	2,853	286,241
KeyCorp	16,002	288,676
The PNC Financial Services Group, Inc.	2,725	350,980

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND 2

	Shares	Value
Financials (continued)
Capital markets 1.2%
Stifel Financial Corp. (A)	4,456	$226,588
Insurance 4.7%
Aflac, Inc.	3,407	271,708
Chubb, Ltd.	2,688	393,684
Reinsurance Group of America, Inc.	1,865	261,473
Health care 13.4%		2,623,390
Biotechnology 2.8%
Celgene Corp. (A)	2,290	310,089
Five Prime Therapeutics, Inc. (A)	1,805	50,793
Shire PLC, ADR	1,117	187,142
Health care equipment and supplies 4.2%
DENTSPLY SIRONA, Inc.	2,996	185,842
Hologic, Inc. (A)	5,242	231,749
Medtronic PLC	2,171	182,299
Zimmer Biomet Holdings, Inc.	1,812	219,832
Health care providers and services 3.2%
Cigna Corp.	2,450	425,222
Quest Diagnostics, Inc.	1,954	211,638
Pharmaceuticals 3.2%
Johnson & Johnson	1,992	264,378
Merck & Company, Inc.	5,548	354,406
Industrials 10.3%		2,012,493
Aerospace and defense 1.4%
Hexcel Corp.	5,168	264,447
Building products 1.0%
Johnson Controls International PLC	5,048	196,620
Commercial services and supplies 0.7%
Interface, Inc.	6,866	130,111
Construction and engineering 0.8%
Quanta Services, Inc. (A)	4,799	161,870
Electrical equipment 2.5%
Acuity Brands, Inc.	996	201,839
Eaton Corp. PLC	3,578	279,979
Machinery 3.0%
Wabtec Corp.	3,168	238,740
Xylem, Inc.	6,290	356,832
Road and rail 0.9%
J.B. Hunt Transport Services, Inc.	2,007	182,055
Information technology 21.8%		4,260,783
Communications equipment 3.5%
Cisco Systems, Inc.	6,590	207,256
F5 Networks, Inc. (A)	1,880	227,010
Palo Alto Networks, Inc. (A)	1,865	245,770
Internet software and services 4.0%
Alphabet, Inc., Class A (A)	674	637,262
LogMeIn, Inc.	1,288	149,988
IT services 2.2%
PayPal Holdings, Inc. (A)	7,472	437,486

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND 3

		Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 4.1%
Analog Devices, Inc.		3,692	$291,705
First Solar, Inc. (A)		3,018	148,818
Maxim Integrated Products, Inc.		3,962	180,033
Xilinx, Inc.		2,741	173,396
Software 8.0%
Adobe Systems, Inc. (A)		1,835	268,809
ANSYS, Inc. (A)		1,693	219,328
Blackbaud, Inc.		1,738	160,487
Citrix Systems, Inc. (A)		2,568	202,821
Microsoft Corp.		5,668	412,064
salesforce.com, Inc. (A)		3,288	298,550
Materials 4.2%			819,905
Chemicals 2.4%
Ecolab, Inc.		1,977	260,312
International Flavors & Fragrances, Inc.		1,631	217,217
Containers and packaging 1.8%
Owens-Illinois, Inc. (A)		9,623	229,990
Sealed Air Corp.		2,583	112,386
Real estate 4.0%			781,133
Equity real estate investment trusts 4.0%
AvalonBay Communities, Inc.		1,146	220,433
Federal Realty Investment Trust		1,041	138,068
HCP, Inc.		4,305	136,253
SBA Communications Corp. (A)		2,082	286,379
Telecommunication services 1.2%			243,597
Diversified telecommunication services 1.2%
Verizon Communications, Inc.		5,033	243,597
Utilities 2.8%			550,599
Electric utilities 1.0%
Avangrid, Inc.		4,382	199,030
Water utilities 1.8%
American Water Works Company, Inc.		4,335	351,569
	Yield (%)	Shares	Value
Short-term investments 2.6%			$509,530
(Cost $509,530)
Money market funds 2.6%			509,530
Federated Government Obligations Fund, Institutional Class	0.8586(B)	509,530	509,530
Total investments (Cost $17,361,380)† 99.7%			$19,519,162
Other assets and liabilities, net 0.3%			54,542
Total net assets 100.0%			$19,573,704
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-17.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND 4

✝	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $17,361,380. Net unrealized appreciation aggregated to $2,157,782, of which $2,618,276 related to appreciated investment securities and $460,494 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND 5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	466Q3	07/17
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund.		9/17

John Hancock

ESG Large Cap Core Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 97.2%		$18,780,824
(Cost $16,611,217)
Consumer discretionary 12.2%		2,358,923
Auto components 0.7%
BorgWarner, Inc.	2,877	134,471
Hotels, restaurants and leisure 1.0%
Starbucks Corp.	3,604	194,544
Household durables 1.7%
Newell Brands, Inc.	6,420	338,462
Internet and direct marketing retail 1.3%
The Priceline Group, Inc. (A)	121	245,449
Media 2.1%
Omnicom Group, Inc.	1,348	106,142
Time Warner, Inc.	2,975	304,700
Multiline retail 1.1%
Target Corp.	3,626	205,485
Specialty retail 3.5%
The Home Depot, Inc.	1,302	194,779
The TJX Companies, Inc.	5,050	355,066
Tractor Supply Company	2,218	124,474
Textiles, apparel and luxury goods 0.8%
VF Corp.	2,498	155,351
Consumer staples 9.6%		1,850,305
Food and staples retailing 3.8%
Costco Wholesale Corp.	1,105	175,154
CVS Health Corp.	1,968	157,302
United Natural Foods, Inc. (A)	5,527	212,955
Whole Foods Market, Inc.	4,384	183,076
Food products 1.2%
McCormick & Company, Inc.	2,483	236,630
Household products 2.2%
The Procter & Gamble Company	4,679	424,947
Personal products 2.4%
Unilever NV	7,912	460,241
Energy 4.5%		871,051
Oil, gas and consumable fuels 4.5%
Apache Corp.	2,847	140,870
EOG Resources, Inc.	3,838	365,147
Marathon Petroleum Corp.	4,898	274,239
ONEOK, Inc.	1,605	90,795
Financials 13.5%		2,606,245
Banks 7.3%
Bank of America Corp.	15,589	376,007
First Republic Bank	1,794	179,992
KeyCorp	15,725	283,679
The PNC Financial Services Group, Inc.	2,438	314,014
Webster Financial Corp.	4,898	254,353
Capital markets 0.9%
MSCI, Inc.	1,567	170,725

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND 2

	Shares	Value
Financials (continued)
Insurance 5.3%
Aflac, Inc.	3,377	$269,316
Chubb, Ltd.	3,263	477,899
Reinsurance Group of America, Inc.	1,999	280,260
Health care 15.7%		3,027,668
Biotechnology 3.1%
Biogen, Inc. (A)	560	162,170
Celgene Corp. (A)	2,112	285,986
Shire PLC, ADR	863	144,587
Health care equipment and supplies 3.6%
Becton, Dickinson and Company	901	181,461
Hologic, Inc. (A)	3,036	134,222
Medtronic PLC	2,718	228,230
Zimmer Biomet Holdings, Inc.	1,242	150,678
Health care providers and services 4.3%
Cigna Corp.	2,945	511,134
Quest Diagnostics, Inc.	2,945	318,973
Life sciences tools and services 0.9%
Quintiles IMS Holdings, Inc. (A)	1,870	169,329
Pharmaceuticals 3.8%
Johnson & Johnson	1,507	200,009
Merck & Company, Inc.	5,489	350,637
Novartis AG, ADR	2,233	190,252
Industrials 8.9%		1,714,563
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	1,590	175,361
Building products 1.1%
Johnson Controls International PLC	5,648	219,990
Electrical equipment 2.9%
Acuity Brands, Inc.	644	130,507
Eaton Corp. PLC	5,489	429,514
Machinery 2.2%
Wabtec Corp.	1,613	121,556
Xylem, Inc.	5,179	293,805
Professional services 0.7%
Verisk Analytics, Inc. (A)	1,461	127,487
Road and rail 1.1%
J.B. Hunt Transport Services, Inc.	2,385	216,343
Information technology 22.3%		4,303,409
Communications equipment 4.4%
Cisco Systems, Inc.	12,030	378,344
F5 Networks, Inc. (A)	1,719	207,569
Palo Alto Networks, Inc. (A)	1,953	257,366
Internet software and services 5.1%
Alphabet, Inc., Class A (A)	871	823,531
LogMeIn, Inc.	1,416	164,893
IT services 3.6%
Mastercard, Inc., Class A	3,028	386,978
PayPal Holdings, Inc. (A)	5,239	306,743

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND 3

		Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.5%
Analog Devices, Inc.		2,135	$168,686
First Solar, Inc. (A)		1,287	63,462
NXP Semiconductors NV (A)		2,354	259,717
Software 5.7%
Adobe Systems, Inc. (A)		1,567	229,550
Autodesk, Inc. (A)		1,461	161,864
Citrix Systems, Inc. (A)		2,203	173,993
Microsoft Corp.		7,389	537,180
Technology hardware, storage and peripherals 1.0%
Apple, Inc.		1,234	183,533
Materials 1.5%			297,996
Chemicals 0.9%
Ecolab, Inc.		1,370	180,388
Containers and packaging 0.6%
Sealed Air Corp.		2,703	117,608
Real estate 3.1%			609,278
Equity real estate investment trusts 3.1%
AvalonBay Communities, Inc.		1,007	193,696
Federal Realty Investment Trust		1,567	207,831
HCP, Inc.		6,564	207,751
Telecommunication services 2.0%			389,910
Diversified telecommunication services 2.0%
Verizon Communications, Inc.		8,056	389,910
Utilities 3.9%			751,476
Electric utilities 1.0%
Avangrid, Inc.		4,300	195,306
Multi-utilities 0.8%
National Grid PLC, ADR		2,483	155,212
Water utilities 2.1%
American Water Works Company, Inc.		4,944	400,958
	Yield (%)	Shares	Value
Short-term investments 2.7%			$522,248
(Cost $522,248)
Money market funds 2.7%			522,248
Federated Government Obligations Fund, Institutional Class	0.8586(B)	522,248	522,248
Total investments (Cost $17,133,465)† 99.9%			$19,303,072
Other assets and liabilities, net 0.1%			27,122
Total net assets 100.0%			$19,330,194
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $17,133,465. Net unrealized appreciation aggregated to $2,169,607, of which $2,582,365 related to appreciated investment securities and $412,758 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	467Q3	07/17
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund.		9/17

John Hancock

ESG International Equity Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 95.6%		$18,032,837
(Cost $15,063,407)
Australia 2.4%		444,660
Macquarie Group, Ltd.	3,205	220,034
Origin Energy, Ltd. (A)	40,550	224,626
Belgium 1.1%		215,155
Umicore SA	2,680	215,155
Brazil 1.4%		260,412
Itau Unibanco Holding SA, ADR	21,865	260,412
Canada 1.4%		270,760
Canadian Pacific Railway, Ltd.	1,720	268,956
The Toronto-Dominion Bank	35	1,804
Chile 1.8%		343,063
Sociedad Quimica y Minera de Chile SA, ADR	8,345	343,063
China 5.1%		970,254
Alibaba Group Holding, Ltd., ADR (A)	2,440	378,078
BYD Company, Ltd., H Shares	27,000	168,047
Hengan International Group Company, Ltd.	26,500	202,066
Ping An Insurance Group Company of China, Ltd., H Shares	30,000	222,063
Denmark 2.2%		413,146
Novo Nordisk A/S, B Shares	4,910	208,820
Novozymes A/S, B Shares	4,425	204,326
Finland 1.4%		268,808
Sampo OYJ, A Shares	4,915	268,808
France 5.7%		1,073,256
Air Liquide SA	1,565	191,890
AXA SA	7,830	231,246
JCDecaux SA	5,985	213,136
Schneider Electric SE (A)	3,710	291,172
Veolia Environnement SA	6,470	145,812
Germany 5.2%		987,019
Bayerische Motoren Werke AG	1,870	171,814
Deutsche Telekom AG	13,235	241,786
ProSiebenSat.1 Media SE	6,640	265,294
SAP SE	2,910	308,125
Hong Kong 2.7%		506,232
AIA Group, Ltd.	37,800	297,316
Hang Lung Properties, Ltd.	84,000	208,916
India 2.6%		483,370
HDFC Bank, Ltd., ADR	3,615	349,860
Infosys, Ltd., ADR	8,450	133,510
Indonesia 3.0%		570,529
Bank Rakyat Indonesia Persero Tbk PT	314,800	348,789
Kalbe Farma Tbk PT	1,703,800	221,740
Israel 1.6%		307,820
Check Point Software Technologies, Ltd. (A)	2,910	307,820

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND 2

	Shares	Value
Japan 16.6%		$3,135,331
Astellas Pharma, Inc.	22,400	285,276
Daikin Industries, Ltd.	3,300	349,382
Hoya Corp.	7,900	445,457
Keyence Corp.	520	240,195
Kubota Corp.	13,100	227,483
Mitsubishi UFJ Financial Group, Inc.	34,800	220,775
Nippon Telegraph & Telephone Corp.	3,300	161,496
ORIX Corp.	20,300	322,129
Panasonic Corp.	14,800	203,845
Rakuten, Inc.	20,300	247,968
Shimano, Inc.	1,400	205,255
Shiseido Company, Ltd.	6,400	226,070
Mexico 1.4%		267,760
Grupo Financiero Banorte SAB de CV, Series O	40,400	267,760
Netherlands 3.1%		583,320
ASML Holding NV	1,695	255,607
ING Groep NV	17,540	327,713
Norway 1.0%		186,155
Statoil ASA	9,905	186,155
Russia 1.2%		218,514
Yandex NV, Class A (A)	7,540	218,514
Singapore 1.3%		250,571
Singapore Telecommunications, Ltd.	85,600	250,571
South Africa 2.5%		468,636
Naspers, Ltd., N Shares	2,120	468,636
South Korea 4.4%		827,981
Coway Company, Ltd.	1,945	172,195
LG Household & Health Care, Ltd.	210	185,964
NAVER Corp.	250	179,507
Samsung Electronics Company, Ltd.	135	290,315
Spain 4.3%		816,712
EDP Renovaveis SA	25,145	200,954
Melia Hotels International SA	17,070	264,586
Repsol SA	13,700	229,445
Siemens Gamesa Renewable Energy SA	7,440	121,727
Sweden 3.4%		642,434
Assa Abloy AB, B Shares	8,360	179,096
Atlas Copco AB, B Shares	7,305	236,579
Svenska Handelsbanken AB, A Shares	15,235	226,759
Switzerland 6.2%		1,168,129
Julius Baer Group, Ltd. (A)	5,000	283,035
Novartis AG	3,310	281,938
Roche Holding AG	1,340	339,247
Wolseley PLC	4,420	263,909
Taiwan 1.6%		294,512
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	8,190	294,512

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND 3

	Shares	Value
Thailand 1.6%		$292,095
Kasikornbank PCL	49,100	292,095
United Kingdom 9.4%		1,766,203
Barclays PLC	92,165	247,118
BT Group PLC	25,415	105,175
Croda International PLC	5,485	267,645
Reckitt Benckiser Group PLC	2,405	233,832
Smith & Nephew PLC	13,590	236,465
Spirax-Sarco Engineering PLC	3,640	267,152
Unilever NV	7,015	408,816
Preferred securities 1.9%		$344,912
(Cost $282,988)
Germany 1.9%		344,912
Henkel AG & Company KGaA	2,435	344,912
Total investments (Cost $15,346,395)† 97.5%		$18,377,749
Other assets and liabilities, net 2.5%		480,172
Total net assets 100.0%		$18,857,921
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $15,346,395. Net unrealized appreciation aggregated to $3,031,354, of which $3,117,203 related to appreciated investment securities and $85,849 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-17:

Financials	23.3%
Information technology	13.9%
Consumer discretionary	12.6%
Industrials	11.6%
Health care	10.8%
Consumer staples	8.5%
Materials	6.4%
Telecommunication services	4.0%
Energy	3.4%
Utilities	1.9%
Real estate	1.1%
Other assets and liabilities, net	2.5%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common stocks
Australia	$444,660	—	$444,660	—
Belgium	215,155	—	215,155	—
Brazil	260,412	$260,412	—	—
Canada	270,760	270,760	—	—
Chile	343,063	343,063	—	—
China	970,254	378,078	592,176	—
Denmark	413,146	—	413,146	—
Finland	268,808	—	268,808	—
France	1,073,256	—	1,073,256	—
Germany	987,019	—	987,019	—
Hong Kong	506,232	—	506,232	—
India	483,370	483,370	—	—
Indonesia	570,529	—	570,529	—
Israel	307,820	307,820	—	—
Japan	3,135,331	—	3,135,331	—
Mexico	267,760	267,760	—	—
Netherlands	583,320	—	583,320	—
Norway	186,155	—	186,155	—
Russia	218,514	218,514	—	—
Singapore	250,571	—	250,571	—
South Africa	468,636	—	468,636	—

       5

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
South Korea	827,981	—	827,981	—
Spain	816,712	—	816,712	—
Sweden	642,434	—	642,434	—
Switzerland	1,168,129	—	1,168,129	—
Taiwan	294,512	294,512	—	—
Thailand	292,095	—	292,095	—
United Kingdom	1,766,203	—	1,766,203	—
Preferred securities	344,912	—	344,912	—
Total investments in securities	$18,377,749	$2,824,289	$15,553,460	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	469Q3	07/17
This report is for the information of the shareholders of John Hancock ESG International Equity Fund.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017